UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
April 30, 2020
Columbia Strategic California Municipal Income Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic California Municipal Income Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Strategic California Municipal Income Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, with a focus on income exempt from federal income tax and California individual income tax and capital appreciation.
Portfolio management
Douglas White, CFA
Lead Portfolio Manager
Managed Fund since 2018
Catherine Stienstra
Portfolio Manager
Managed Fund since 2010
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2016
Average annual total returns (%) (for the period ended April 30, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	06/16/86	-3.45	0.50	2.54	4.33
	Including sales charges		-6.34	-2.46	1.93	4.01
Advisor Class*		03/19/13	-3.33	0.61	2.80	4.52
Class C	Excluding sales charges	08/01/97	-3.66	0.05	2.08	3.86
	Including sales charges		-4.61	-0.92	2.08	3.86
Institutional Class		09/19/05	-3.33	0.62	2.80	4.59
Institutional 2 Class*		03/01/16	-3.44	0.63	2.75	4.44
Institutional 3 Class*		03/01/17	-3.27	0.83	2.75	4.44
Bloomberg Barclays California Municipal Bond Index			-1.05	2.65	3.08	4.29
Bloomberg Barclays Municipal Bond Index			-1.33	2.16	3.04	3.89
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays California Municipal Bond Index is a subset of the Bloomberg Barclays Municipal Bond Index consisting solely of bonds issued by obligors located in the state of California.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2020)
AAA rating	0.8
AA rating	44.9
A rating	25.6
BBB rating	19.6
BB rating	1.5
Not rated	7.6
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia Strategic California Municipal Income Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2019 — April 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	965.50	1,020.93	3.86	3.97	0.79
Advisor Class	1,000.00	1,000.00	966.70	1,022.18	2.64	2.72	0.54
Class C	1,000.00	1,000.00	963.40	1,018.70	6.05	6.22	1.24
Institutional Class	1,000.00	1,000.00	966.70	1,022.18	2.64	2.72	0.54
Institutional 2 Class	1,000.00	1,000.00	965.60	1,022.28	2.54	2.61	0.52
Institutional 3 Class	1,000.00	1,000.00	967.30	1,022.53	2.30	2.36	0.47
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2020	5

Portfolio of Investments
April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.3%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.3%
California Statewide Communities Development Authority(a),(b)
Revenue Bonds
Series 2018 (Wells Fargo Bank)
08/15/2047	0.120%	1,000,000	1,000,000
State of California(a),(b)
Unlimited General Obligation Bonds
Kindergarten
Series 2013A2 (State Street)
05/01/2034	0.100%	865,000	865,000
Total			1,865,000
Total Floating Rate Notes (Cost $1,865,000)			1,865,000

Municipal Bonds 99.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 6.8%
City of Fresno Airport(c)
Refunding Revenue Bonds
Series 2013B (BAM)
07/01/2028	5.000%	500,000	540,170
07/01/2030	5.125%	1,050,000	1,139,670
City of Los Angeles Department of Airports(c)
Refunding Revenue Bonds
Subordinated Series 2019A
05/15/2049	5.000%	5,000,000	5,588,500
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2017
05/15/2041	5.000%	1,500,000	1,643,220
Subordinated Series 2018
05/15/2048	5.250%	3,000,000	3,389,400
Subordinated Series 2018C
05/15/2044	5.000%	2,000,000	2,212,740
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2041	5.000%	5,500,000	6,085,585
Norman Y. Mineta San Jose International Airport(c)
Refunding Revenue Bonds
Series 2017A
03/01/2047	5.000%	3,000,000	3,260,850
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Refunding Revenue Bonds
2nd Series 2011F
05/01/2029	5.000%	5,210,000	5,365,310
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
SFO Fuel Co., LLC
Series 2019
01/01/2047	5.000%	1,000,000	1,119,940
Revenue Bonds
San Francisco International Airport
Series 2016
05/01/2041	5.000%	1,305,000	1,428,975
Unrefunded Revenue Bonds
Series 2014A
05/01/2044	5.000%	6,000,000	6,430,560
Total			38,204,920
Charter Schools 3.1%
California Public Finance Authority
Revenue Bonds
Laverne Elementary Prep Academy Project
Series 2019
06/15/2039	5.000%	870,000	818,896
06/15/2049	5.000%	1,400,000	1,257,802
California School Finance Authority(d)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2041	5.000%	1,750,000	1,759,467
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2035	5.000%	3,010,000	3,080,374
07/01/2045	5.000%	1,705,000	1,722,391
Fenton Charter Schools
Series 2020A
07/01/2050	5.000%	525,000	495,359
07/01/2058	5.000%	625,000	574,375
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,510,000	1,525,055
Series 2018
08/01/2048	5.000%	1,750,000	1,699,757
KIPP LA Projects
Series 2014A
07/01/2044	5.125%	1,000,000	1,021,850
Series 2015A
07/01/2045	5.000%	1,000,000	1,018,430
Kipp SoCal Public Schools
Series 2019A
07/01/2049	5.000%	1,000,000	1,022,020
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Strategic California Municipal Income Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,059,430
07/01/2046	6.375%	155,000	164,212
Total			17,219,418
Disposal 1.6%
California Municipal Finance Authority(d)
Revenue Bonds
Waste Management, Inc.
Series 2009A (Mandatory Put 02/03/25)
02/01/2039	1.300%	750,000	699,668
California Municipal Finance Authority(c)
Revenue Bonds
Waste Management, Inc. Project
Series 2019A (Mandatory Put 10/01/29)
10/01/2044	2.400%	9,000,000	8,545,860
Total			9,245,528
Health Services 0.9%
California Municipal Finance Authority
Revenue Bonds
Clincas Del Camino Real, Inc.
Series 2020
03/01/2050	4.000%	5,000,000	5,084,900
Higher Education 6.8%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2047	5.000%	4,250,000	4,479,245
Series 2018-A
12/01/2044	5.000%	2,000,000	2,083,300
University of the Pacific
Series 2015
11/01/2036	5.000%	2,000,000	2,166,400
Revenue Bonds
Chapman University
Series 2015
04/01/2040	5.000%	2,500,000	2,672,600
California Municipal Finance Authority
Refunding Revenue Bonds
Biola University
Series 2017
10/01/2039	5.000%	1,000,000	1,044,930
California Lutheran University
Series 2018
10/01/2038	5.000%	300,000	317,241
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Biola University
Series 2013
10/01/2038	5.000%	1,000,000	1,033,090
10/01/2042	5.000%	2,360,000	2,423,484
National University
Series 2019A
04/01/2040	5.000%	1,000,000	1,114,100
04/01/2041	5.000%	2,000,000	2,221,520
California State University
Revenue Bonds
Series 2019A
11/01/2049	5.000%	10,000,000	12,053,200
California Statewide Communities Development Authority(d)
Revenue Bonds
California Baptist University
Series 2014A
11/01/2043	6.375%	3,000,000	3,193,830
Lancer Plaza Project
Series 2013
11/01/2033	5.625%	1,400,000	1,456,322
11/01/2043	5.875%	1,875,000	1,940,906
Total			38,200,168
Hospital 16.9%
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2040	5.000%	5,000,000	5,458,700
Marshal Medical Center
Series 2020
11/01/2040	4.000%	1,000,000	1,089,720
11/01/2050	5.000%	2,000,000	2,357,940
Stanford Health Care
Series 2020A
08/15/2050	4.000%	3,750,000	4,030,012
Revenue Bonds
City of Hope Obligated Group
Series 2019
11/15/2045	4.000%	8,000,000	8,362,560
Dignity Health
Series 2011A
03/01/2041	5.250%	3,000,000	3,050,400
El Camino Hospital
Series 2017
02/01/2047	5.000%	4,000,000	4,456,080
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	7,000,000	7,452,550

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Joseph Health System
Series 2013A
07/01/2037	5.000%	2,000,000	2,157,820
Subordinated Revenue Bonds
Kaiser Permanente
Series 2020A-2
11/01/2051	4.000%	5,195,000	5,571,534
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2040	5.000%	2,000,000	2,115,260
Series 2017A
02/01/2042	4.000%	2,000,000	2,025,260
02/01/2047	5.000%	2,000,000	2,115,680
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2017
10/15/2047	5.000%	4,000,000	4,127,040
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System
Series 2018
03/01/2042	4.000%	5,000,000	5,243,800
03/01/2048	5.000%	5,000,000	5,556,750
Adventist Health System West
Series 2015
03/01/2035	5.000%	3,850,000	4,292,211
Huntington Memorial Hospital
Series 2014B
07/01/2044	5.000%	1,000,000	1,065,080
John Muir Health
Series 2018A
12/01/2053	5.000%	700,000	785,309
Redlands Community Hospital OB
Series 2016
10/01/2046	5.000%	1,000,000	1,055,210
Revenue Bonds
Green - Marin General Hospital Project
Series 2018
08/01/2038	5.000%	475,000	539,638
08/01/2045	4.000%	1,000,000	1,017,170
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2043	5.250%	3,120,000	3,376,183
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	2,660,000	2,708,598
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Methodist Hospital of Southern California
Series 2018
01/01/2048	5.000%	7,500,000	8,026,800
California Statewide Communities Development Authority(d)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	3,000,000	3,038,670
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2042	4.000%	3,000,000	2,744,670
Washington Township Health Care District
Refunding Revenue Bonds
Series 2019A
07/01/2036	5.000%	500,000	558,975
07/01/2048	4.000%	500,000	481,745
Total			94,861,365
Human Service Provider 1.1%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2039	5.000%	2,000,000	2,274,120
Inland Regional Center Project
Series 2015
06/15/2045	5.000%	3,500,000	3,972,780
Total			6,246,900
Joint Power Authority 0.6%
Southern California Public Power Authority
Refunding Revenue Bonds
Magnolia Power Project
Series 2020A-1
07/01/2036	5.000%	2,500,000	3,130,400
Local Appropriation 0.6%
City of Modesto
Certificate of Participation
Community Center Refinancing Project
Series 1993A (AMBAC)
11/01/2023	5.000%	1,090,000	1,082,087
Sacramento City Schools Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2006A (BAM)
03/01/2040	5.000%	2,000,000	2,185,400
Total			3,267,487

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Strategic California Municipal Income Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 13.3%
Alameda Unified School District-Alameda County
Unlimited General Obligation Bonds
Election of 2014
Series 2019C
08/01/2042	3.000%	1,000,000	1,009,750
Antelope Valley Community College District
Unlimited General Obligation Bonds
Series 2020B
08/01/2045	4.000%	2,500,000	2,764,425
Carlsbad Unified School District
Unlimited General Obligation Bonds
Election of 2018
Series 2019A
08/01/2048	3.125%	2,750,000	2,805,522
Cerritos Community College District
Unlimited General Obligation Bonds
Series 2019C
08/01/2044	3.000%	5,000,000	5,014,850
Chaffey Joint Union High School District(e)
Unlimited General Obligation Bonds
Series 2019D
08/01/2034	0.000%	500,000	341,000
08/01/2035	0.000%	660,000	431,673
08/01/2036	0.000%	1,000,000	627,540
Chino Valley Unified School District
Limited General Obligation Bonds
Series 2020B
08/01/2055	5.000%	1,000,000	1,201,490
Chula Vista Elementary School District(e)
Unlimited General Obligation Bonds
BAN Series 2019
08/01/2023	0.000%	1,600,000	1,553,600
Coast Community College District(e)
Unlimited General Obligation Bonds
Election of 2012
Series 2019F
08/01/2040	0.000%	3,950,000	2,176,173
08/01/2041	0.000%	2,125,000	1,126,250
08/01/2043	0.000%	7,250,000	3,556,197
Compton Unified School District(e)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2036	0.000%	2,750,000	1,777,820
Conejo Valley Unified School District(e)
Unlimited General Obligation Bonds
Series 2015A (AGM)
08/01/2029	0.000%	1,650,000	1,234,250
08/01/2030	0.000%	1,000,000	707,100
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Series 2019C
08/01/2049	4.000%	1,500,000	1,622,370
East Side Union High School District
Unlimited General Obligation Refunding Bonds
Series 2003B (NPFGC)
08/01/2026	5.250%	2,010,000	2,255,160
El Monte Union High School District
Unlimited General Obligation Bonds
Series 2019A
06/01/2044	4.000%	5,250,000	5,613,877
Fremont Union High School District
Unlimited General Obligation Bonds
Series 2019A
08/01/2046	4.000%	4,000,000	4,301,680
Glendale Unified School District(e)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2031	0.000%	1,900,000	1,318,391
09/01/2032	0.000%	1,000,000	658,840
Lodi Unified School District
Unlimited General Obligation Bonds
Election of 2016
Series 2020
08/01/2043	3.000%	3,320,000	3,367,609
Long Beach Community College District
Unlimited General Obligation Bonds
Series 2019C
08/01/2045	4.000%	725,000	795,086
Long Beach Unified School District(e)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2032	0.000%	1,500,000	1,000,605
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2020RYQ
07/01/2035	5.000%	1,250,000	1,563,663
07/01/2044	4.000%	1,000,000	1,102,570
Manteca Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2004
Series 2006 (NPFGC)
08/01/2032	0.000%	5,440,000	4,059,219
Monterey Peninsula Community College District(e)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2032	0.000%	3,500,000	2,434,320
08/01/2033	0.000%	2,000,000	1,336,360

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/2040	5.000%	1,000,000	1,120,470
Pomona Unified School District(e)
Unlimited General Obligation Bonds
Series 2016G (AGM)
08/01/2033	0.000%	1,000,000	669,500
08/01/2034	0.000%	1,610,000	1,024,073
Poway Unified School District(e)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	2,295,000	1,830,171
Riverside Community College District(e)
Unlimited General Obligation Bonds
Election of 2004
Series 2015E
08/01/2030	0.000%	600,000	425,232
08/01/2031	0.000%	1,000,000	671,110
Rocklin Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation
Series 1995C (NPFGC)
07/01/2020	0.000%	845,000	843,707
San Diego Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation Bonds
Series 2016I
07/01/2034	0.000%	5,000,000	3,129,050
San Diego Unified School District
Unlimited General Obligation Bonds
Series 2019B
07/01/2048	3.250%	5,000,000	5,074,450
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2037	5.000%	1,500,000	1,627,500
Simi Valley Unified School District
Refunding Certificate of Participation
Capital Improvement Projects
Series 1998 (AMBAC)
08/01/2022	5.250%	625,000	638,275
Total			74,810,928
Multi-Family 2.8%
California Housing Finance
Revenue Bonds
Series 2019-2 Class A
03/20/2033	4.000%	4,776,184	4,592,396
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority
Refunding Revenue Bonds
Caritas Projects
Series 2017A
08/15/2042	4.000%	1,000,000	1,001,830
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2050	5.000%	1,250,000	1,298,612
Caritas Affordable Housing
Series 2014
08/15/2049	5.250%	3,500,000	3,714,130
Subordinated Series 2014
08/15/2049	5.875%	1,000,000	1,049,350
California Statewide Communities Development Authority
Refunding Revenue Bonds
University of California Irvine East Campus Apartments
Series 2012
05/15/2031	5.125%	2,000,000	2,041,680
Revenue Bonds
Lancer Educational Student Housing Project
Series 2019
06/01/2051	5.000%	1,440,000	1,309,450
NCCD-Hooper Street LLC
Series 2019
07/01/2049	5.250%	500,000	472,900
Total			15,480,348
Municipal Power 2.9%
City of Vernon Electric System
Revenue Bonds
Series 2012A
08/01/2030	5.000%	1,000,000	1,048,280
Los Angeles Department of Water & Power(f)
Refunding Revenue Bonds
Series 2020A
07/01/2029	5.000%	2,500,000	3,235,825
Sacramento Municipal Utility District(f)
Revenue Bonds
Electric
Series 2020H
08/15/2050	5.000%	5,000,000	6,098,750
Turlock Irrigation District(f)
Refunding Revenue Bonds
Series 2020
01/01/2039	5.000%	2,000,000	2,405,880
01/01/2041	5.000%	3,130,000	3,743,292
Total			16,532,027

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Strategic California Municipal Income Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 1.1%
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2040	5.000%	2,000,000	1,942,860
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
Series 2019-ML05
03/01/2019
11/25/2033	3.350%	3,967,260	4,311,182
Total			6,254,042
Ports 1.0%
Port of Los Angeles(c)
Refunding Revenue Bonds
Series 2014A
08/01/2044	5.000%	5,000,000	5,533,800
Prepaid Gas 0.3%
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2034	7.000%	1,000,000	1,407,180
Refunded / Escrowed 1.3%
City of Pomona
Refunding Revenue Bonds
Series 1990B Escrowed to Maturity (GNMA / FHLMC)
08/01/2023	7.500%	370,000	407,022
City of Redding Electric System(g)
Revenue Bonds
Series 1992 Escrowed to Maturity (NPFGC)
07/01/2022	0.000%	155,000	171,002
San Francisco City & County Redevelopment Agency
Prerefunded 02/01/21 Tax Allocation Bonds
San Francisco Redevelopment Projects
Series 2011B
08/01/2041	6.625%	1,600,000	1,669,376
Santee CDC Successor Agency
Prerefunded 02/01/21 Tax Allocation Bonds
Santee Community Redevelopment Project
Series 2011A
08/01/2031	7.000%	1,000,000	1,046,200
Union City Community Redevelopment Agency
Prerefunded 12/01/21 Subordinated Tax Allocation Bonds
Lien-Community Redevelopment Project
Series 2011
12/01/2033	6.875%	1,500,000	1,644,825
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Yorba Linda Redevelopment Agency Successor
Prerefunded 09/01/21 Subordinated Tax Allocation Bonds
Lien-Redevelopment Project
Series 2011A
09/01/2032	6.500%	2,000,000	2,151,320
Total			7,089,745
Resource Recovery 0.0%
California Municipal Finance Authority(c),(d),(h)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	2,745,000	54,900
Retirement Communities 4.2%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2031	6.000%	2,200,000	2,246,728
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2039	5.000%	2,565,000	2,975,015
07/01/2044	5.000%	700,000	806,295
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2044	4.000%	2,500,000	2,175,175
Revenue Bonds
Paradise Vally Estates Project
Series 2019
01/01/2043	5.000%	3,000,000	3,420,270
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2049	5.375%	1,885,000	1,861,645
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2045	5.000%	3,155,000	3,303,664
Front Porch Communities & Services
Series 2017
04/01/2047	4.000%	1,750,000	1,834,455
Front Porch Communities and Services
Series 2017
04/01/2047	5.000%	250,000	281,563

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2020	11

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Covenant Retirement Communities, Inc.
Series 2013
12/01/2036	5.625%	2,000,000	2,122,240
Eskaton Properties, Inc.
Series 2012
11/15/2034	5.250%	1,250,000	1,278,162
City of La Verne
Refunding Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/2036	5.000%	1,100,000	1,075,085
Total			23,380,297
Sales Tax 1.4%
Orange County Local Transportation Authority
Refunding Revenue Bonds
Series 2019
02/15/2035	5.000%	4,000,000	4,917,280
San Francisco Bay Area Rapid Transit District Sales Tax
Revenue Bonds
Series 2019A
07/01/2039	4.000%	1,250,000	1,371,425
San Joaquin County Transportation Authority
Revenue Bonds
Measure K
Series 2019
03/01/2039	5.000%	1,500,000	1,804,755
Total			8,093,460
Special Property Tax 8.6%
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/2029	7.500%	1,340,000	1,343,886
Southeast Bakersfield
Series 2009B
08/01/2029	7.250%	630,000	631,859
Carson Public Financing Authority
Revenue Bonds
Series 2019
09/02/2030	5.000%	1,000,000	1,187,310
Carson Redevelopment Agency Successor Agency
Tax Allocation Bonds
Housing
Series 2010A
10/01/2030	5.000%	4,000,000	4,040,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cerritos Public Financing Authority
Tax Allocation Bonds
Los Coyotes Redevelopment Project Loan
Series 1993A (AMBAC)
11/01/2023	6.500%	2,000,000	2,245,100
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2030	5.000%	2,500,000	2,622,375
09/01/2038	5.000%	625,000	645,469
Chula Vista Municipal Financing Authority
Refunding Special Tax Bonds
Series 2015A
09/01/2035	5.000%	2,460,000	2,739,284
09/01/2036	5.000%	2,435,000	2,708,158
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/2022	7.375%	45,000	45,712
City of Irvine
Special Tax Bonds
Community Facilities District 2013-3
Series 2014
09/01/2039	5.000%	750,000	797,760
09/01/2044	5.000%	1,025,000	1,080,903
City of Yucaipa
Refunding Special Tax Bonds
Community Facilities District No. 98-1
Series 2011
09/01/2030	5.375%	1,500,000	1,565,055
Corona-Norco Unified School District
Refunding Special Tax Bonds
Community Facilities District #98-1
Series 2013
09/01/2032	5.000%	1,300,000	1,453,517
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/2024	6.500%	2,370,000	2,628,922
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Series 1998A (AMBAC)
05/01/2023	5.250%	955,000	1,012,539
Inland Valley Development Agency
Refunding Tax Allocation Bonds
Series 2014A
09/01/2044	5.000%	5,000,000	5,318,650

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Strategic California Municipal Income Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Irvine Unified School District
Special Tax Bonds
Community Facilities District Number 09-1
Series 2019A
09/01/2038	4.000%	275,000	286,996
09/01/2040	4.000%	690,000	715,316
Series 2019A (BAM)
09/01/2049	4.000%	1,150,000	1,199,967
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2042	5.000%	1,000,000	1,117,270
Mountain View Shoreline Regional Park Community
Tax Allocation Bonds
Series 2011A
08/01/2035	5.625%	1,300,000	1,343,303
08/01/2040	5.750%	2,000,000	2,064,440
Pittsburg Successor Agency Redevelopment Agency(e)
Tax Allocation Bonds
Los Medanos Community Development Project
Series 1999 (AMBAC)
08/01/2024	0.000%	2,100,000	1,955,268
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B (BAM)
09/01/2035	5.000%	1,415,000	1,662,285
San Diego Redevelopment Agency Successor Agency(e)
Tax Allocation Bonds
Capital Appreciation
Series 2001 (AGM)
09/01/2020	0.000%	3,630,000	3,618,239
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2043	5.000%	1,000,000	1,071,650
Santa Monica Redevelopment Agency
Tax Allocation Bonds
Earthquake Recovery Redevelopment
Series 2011
07/01/2036	5.875%	1,250,000	1,301,125
Total			48,402,358
State Appropriated 4.0%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2037	5.000%	6,825,000	7,325,204
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Judicial Council Projects
Series 2013A
03/01/2038	5.000%	2,500,000	2,690,750
Series 2014B
10/01/2039	5.000%	1,000,000	1,107,900
Various Capital Projects
Series 2011A
10/01/2031	5.125%	5,000,000	5,255,700
Series 2020B
03/01/2045	4.000%	1,875,000	2,045,644
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	3,895,000	4,308,065
Total			22,733,263
State General Obligation 11.6%
State of California
Unlimited General Obligation Bonds
Construction Bonds
Series 2019
10/01/2049	5.000%	2,000,000	2,390,800
Series 2019
11/01/2029	5.000%	8,000,000	10,237,360
04/01/2045	3.250%	3,650,000	3,741,214
Various Purpose
Series 2010
03/01/2040	5.500%	4,280,000	4,292,840
Series 2020
03/01/2036	5.000%	1,000,000	1,239,540
03/01/2046	4.000%	1,000,000	1,107,680
Various Purpose - Bid Group A
Series 2018
10/01/2048	5.000%	10,000,000	11,861,800
Unlimited General Obligation Refunding Bonds
Series 2017A-2
08/01/2030	5.000%	2,000,000	2,432,340
Series 2019
04/01/2028	5.000%	4,000,000	4,990,320
10/01/2036	4.000%	10,000,000	11,308,000
Series 2020
03/01/2035	5.000%	2,000,000	2,491,220
Various Purpose
Series 2019
04/01/2032	5.000%	7,000,000	9,201,710
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,006
Total			65,296,830

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2020	13

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 3.2%
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-1
06/01/2047	5.000%	4,000,000	3,887,720
06/01/2047	5.250%	1,500,000	1,467,585
Series 2018A-2
06/01/2047	5.000%	6,900,000	6,706,317
Tobacco Securitization Authority of Southern California
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2048	5.000%	5,000,000	5,018,700
Tobacco Securitization Authority of Southern California(e)
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2054	0.000%	7,000,000	1,064,140
Total			18,144,462
Turnpike / Bridge / Toll Road 4.0%
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 2014A
01/15/2046	5.750%	2,850,000	3,064,377
Subordinated Series 2019B-2
01/15/2053	3.500%	5,000,000	4,683,200
Foothill-Eastern Transportation Corridor Agency(e)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	2,997,350
Riverside County Transportation Commission(e)
Revenue Bonds
Capital Appreciation-Senior Lien
Series 2013B
06/01/2032	0.000%	2,055,000	1,276,299
06/01/2033	0.000%	2,940,000	1,746,889
Senior Lien
Series 2013B
06/01/2029	0.000%	2,500,000	1,773,300
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Riverside County Transportation Commission
Revenue Bonds
Senior Lien
Series 2013A
06/01/2048	5.750%	1,500,000	1,581,855
San Joaquin Hills Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien
Series 2014A
01/15/2044	5.000%	5,000,000	5,284,250
Total			22,407,520
Water & Sewer 1.1%
City of Riverside Sewer
Refunding Revenue Bonds
Series 2015A
08/01/2040	5.000%	3,185,000	3,699,314
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2041	5.000%	2,000,000	2,335,520
Total			6,034,834
Total Municipal Bonds (Cost $553,132,326)			557,117,080

Money Market Funds 1.2%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.164%(i)	262,630	262,604
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.180%(i)	6,199,465	6,199,465
Total Money Market Funds (Cost $6,462,087)		6,462,069
Total Investments in Securities (Cost: $561,459,413)		565,444,149
Other Assets & Liabilities, Net		(3,834,412)
Net Assets		561,609,737

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2020.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2020, the total value of these securities amounted to $27,388,661, which represents 4.88% of total net assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Strategic California Municipal Income Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued basis.
(g)	Inverse floating rate security issued by a tender option bond (TOB) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust. The interest rate shown was the current rate as of April 30, 2020.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2020, the total value of these securities amounted to $54,900, which represents 0.01% of total net assets.
(i)	The rate shown is the seven-day current annualized yield at April 30, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2020	15

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	1,865,000	—	1,865,000
Municipal Bonds	—	557,117,080	—	557,117,080
Money Market Funds	6,462,069	—	—	6,462,069
Total Investments in Securities	6,462,069	558,982,080	—	565,444,149
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Strategic California Municipal Income Fund | Semiannual Report 2020

Statement of Assets and Liabilities
April 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $561,459,413)	$565,444,149
Cash	23,930
Receivable for:
Investments sold	6,556,925
Capital shares sold	1,788,943
Interest	6,100,838
Expense reimbursement due from Investment Manager	383
Prepaid expenses	699
Trustees’ deferred compensation plan	98,369
Other assets	981
Total assets	580,015,217
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	15,658,917
Capital shares purchased	1,242,678
Distributions to shareholders	1,317,122
Management services fees	7,069
Distribution and/or service fees	2,757
Transfer agent fees	35,738
Compensation of board members	24,484
Compensation of chief compliance officer	16
Other expenses	18,330
Trustees’ deferred compensation plan	98,369
Total liabilities	18,405,480
Net assets applicable to outstanding capital stock	$561,609,737
Represented by
Paid in capital	557,306,831
Total distributable earnings (loss)	4,302,906
Total - representing net assets applicable to outstanding capital stock	$561,609,737
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2020	17

Statement of Assets and Liabilities  (continued)
April 30, 2020 (Unaudited)
Class A
Net assets	$324,984,593
Shares outstanding	44,301,238
Net asset value per share	$7.34
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$7.57
Advisor Class
Net assets	$3,438,530
Shares outstanding	468,385
Net asset value per share	$7.34
Class C
Net assets	$28,315,283
Shares outstanding	3,859,437
Net asset value per share	$7.34
Institutional Class
Net assets	$194,229,269
Shares outstanding	26,466,821
Net asset value per share	$7.34
Institutional 2 Class
Net assets	$3,398,216
Shares outstanding	462,301
Net asset value per share	$7.35
Institutional 3 Class
Net assets	$7,243,846
Shares outstanding	981,962
Net asset value per share	$7.38
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Strategic California Municipal Income Fund | Semiannual Report 2020

Statement of Operations
Six Months Ended April 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$43,748
Interest	10,364,544
Total income	10,408,292
Expenses:
Management services fees	1,358,646
Distribution and/or service fees
Class A	428,817
Class C	156,137
Transfer agent fees
Class A	134,018
Advisor Class	2,319
Class C	12,196
Institutional Class	78,488
Institutional 2 Class	1,007
Institutional 3 Class	308
Compensation of board members	6,127
Custodian fees	2,578
Printing and postage fees	11,352
Registration fees	5,350
Audit fees	14,660
Legal fees	6,530
Compensation of chief compliance officer	107
Other	10,366
Total expenses	2,229,006
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(56,123)
Fees waived by distributor
Class C	(46,811)
Total net expenses	2,126,072
Net investment income	8,282,220
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,318,919
Futures contracts	33,834
Net realized gain	1,352,753
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(31,641,964)
Net change in unrealized appreciation (depreciation)	(31,641,964)
Net realized and unrealized loss	(30,289,211)
Net decrease in net assets resulting from operations	$(22,006,991)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2020	19

Statement of Changes in Net Assets
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations
Net investment income	$8,282,220	$17,690,601
Net realized gain	1,352,753	5,082,534
Net change in unrealized appreciation (depreciation)	(31,641,964)	24,321,471
Net increase (decrease) in net assets resulting from operations	(22,006,991)	47,094,606
Distributions to shareholders
Net investment income and net realized gains
Class A	(7,994,357)	(11,667,135)
Advisor Class	(150,154)	(105,641)
Class C	(658,594)	(997,548)
Institutional Class	(4,872,287)	(5,895,137)
Institutional 2 Class	(84,981)	(36,037)
Institutional 3 Class	(172,383)	(198,531)
Total distributions to shareholders	(13,932,756)	(18,900,029)
Increase in net assets from capital stock activity	10,074,135	51,791,541
Total increase (decrease) in net assets	(25,865,612)	79,986,118
Net assets at beginning of period	587,475,349	507,489,231
Net assets at end of period	$561,609,737	$587,475,349
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Strategic California Municipal Income Fund | Semiannual Report 2020

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2020 (Unaudited)		October 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,605,356	20,150,999	6,603,427	50,368,103
Distributions reinvested	864,161	6,648,944	1,268,043	9,637,698
Redemptions	(3,881,028)	(29,440,120)	(7,075,778)	(53,717,867)
Net increase (decrease)	(411,511)	(2,640,177)	795,692	6,287,934
Advisor Class
Subscriptions	209,738	1,622,634	656,892	5,048,896
Distributions reinvested	19,420	149,906	13,669	105,265
Redemptions	(557,972)	(3,930,711)	(58,193)	(437,121)
Net increase (decrease)	(328,814)	(2,158,171)	612,368	4,717,040
Class C
Subscriptions	573,286	4,408,610	804,684	6,140,955
Distributions reinvested	58,502	450,195	86,374	655,595
Redemptions	(809,411)	(6,122,031)	(1,621,441)	(12,279,875)
Net decrease	(177,623)	(1,263,226)	(730,383)	(5,483,325)
Institutional Class
Subscriptions	6,130,473	47,167,498	11,730,006	89,434,865
Distributions reinvested	402,864	3,100,972	461,332	3,516,101
Redemptions	(4,743,938)	(35,494,565)	(6,927,461)	(52,227,871)
Net increase	1,789,399	14,773,905	5,263,877	40,723,095
Institutional 2 Class
Subscriptions	40,687	309,968	395,896	3,066,598
Distributions reinvested	10,994	84,744	4,589	35,677
Redemptions	(12,995)	(100,229)	(3,461)	(26,729)
Net increase	38,686	294,483	397,024	3,075,546
Institutional 3 Class
Subscriptions	287,255	2,224,967	440,727	3,359,946
Distributions reinvested	22,218	171,821	25,862	198,148
Redemptions	(177,403)	(1,329,467)	(143,515)	(1,086,843)
Net increase	132,070	1,067,321	323,074	2,471,251
Total net increase	1,042,207	10,074,135	6,661,652	51,791,541
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2020	21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2020 (Unaudited)	$7.78	0.10	(0.36)	(0.26)	(0.11)	(0.07)	(0.18)
Year Ended 10/31/2019	$7.37	0.25	0.43	0.68	(0.25)	(0.02)	(0.27)
Year Ended 10/31/2018	$7.72	0.27	(0.32)	(0.05)	(0.26)	(0.04)	(0.30)
Year Ended 10/31/2017	$7.94	0.28	(0.17)	0.11	(0.28)	(0.05)	(0.33)
Year Ended 10/31/2016	$7.90	0.29	0.08	0.37	(0.29)	(0.04)	(0.33)
Year Ended 10/31/2015	$7.99	0.30	(0.05)	0.25	(0.30)	(0.04)	(0.34)
Advisor Class
Six Months Ended 4/30/2020 (Unaudited)	$7.78	0.11	(0.36)	(0.25)	(0.12)	(0.07)	(0.19)
Year Ended 10/31/2019	$7.37	0.26	0.43	0.69	(0.26)	(0.02)	(0.28)
Year Ended 10/31/2018	$7.72	0.29	(0.32)	(0.03)	(0.28)	(0.04)	(0.32)
Year Ended 10/31/2017	$7.94	0.29	(0.16)	0.13	(0.30)	(0.05)	(0.35)
Year Ended 10/31/2016	$7.90	0.31	0.08	0.39	(0.31)	(0.04)	(0.35)
Year Ended 10/31/2015	$7.99	0.32	(0.05)	0.27	(0.32)	(0.04)	(0.36)
Class C
Six Months Ended 4/30/2020 (Unaudited)	$7.78	0.09	(0.37)	(0.28)	(0.09)	(0.07)	(0.16)
Year Ended 10/31/2019	$7.37	0.21	0.43	0.64	(0.21)	(0.02)	(0.23)
Year Ended 10/31/2018	$7.72	0.23	(0.31)	(0.08)	(0.23)	(0.04)	(0.27)
Year Ended 10/31/2017	$7.94	0.24	(0.17)	0.07	(0.24)	(0.05)	(0.29)
Year Ended 10/31/2016	$7.90	0.25	0.09	0.34	(0.26)	(0.04)	(0.30)
Year Ended 10/31/2015	$7.99	0.27	(0.06)	0.21	(0.26)	(0.04)	(0.30)
Institutional Class
Six Months Ended 4/30/2020 (Unaudited)	$7.78	0.11	(0.36)	(0.25)	(0.12)	(0.07)	(0.19)
Year Ended 10/31/2019	$7.37	0.27	0.42	0.69	(0.26)	(0.02)	(0.28)
Year Ended 10/31/2018	$7.72	0.28	(0.31)	(0.03)	(0.28)	(0.04)	(0.32)
Year Ended 10/31/2017	$7.94	0.30	(0.17)	0.13	(0.30)	(0.05)	(0.35)
Year Ended 10/31/2016	$7.90	0.31	0.08	0.39	(0.31)	(0.04)	(0.35)
Year Ended 10/31/2015	$7.99	0.32	(0.05)	0.27	(0.32)	(0.04)	(0.36)
Institutional 2 Class
Six Months Ended 4/30/2020 (Unaudited)	$7.80	0.11	(0.37)	(0.26)	(0.12)	(0.07)	(0.19)
Year Ended 10/31/2019	$7.39	0.25	0.45	0.70	(0.27)	(0.02)	(0.29)
Year Ended 10/31/2018	$7.73	0.29	(0.30)	(0.01)	(0.29)	(0.04)	(0.33)
Year Ended 10/31/2017	$7.95	0.30	(0.17)	0.13	(0.30)	(0.05)	(0.35)
Year Ended 10/31/2016(i)	$7.96	0.21	(0.01)(j)	0.20	(0.21)	—	(0.21)
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Strategic California Municipal Income Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2020 (Unaudited)	—	$7.34	(3.45%)	0.81%(c)	0.79%(c)	2.73%(c)	16%	$324,985
Year Ended 10/31/2019	—	$7.78	9.31%	0.82%(d)	0.80%(d),(e)	3.26%	37%	$347,854
Year Ended 10/31/2018	—	$7.37	(0.62%)	0.82%	0.82%(e)	3.52%	13%	$323,725
Year Ended 10/31/2017	—	$7.72	1.49%	0.82%(f)	0.81%(e),(f)	3.61%	17%	$339,354
Year Ended 10/31/2016	—	$7.94	4.78%	0.87%	0.81%(e)	3.62%	13%	$385,410
Year Ended 10/31/2015	0.00(g)	$7.90	3.16%(h)	0.88%	0.79%(e)	3.81%	12%	$370,795
Advisor Class
Six Months Ended 4/30/2020 (Unaudited)	—	$7.34	(3.33%)	0.55%(c)	0.54%(c)	2.95%(c)	16%	$3,439
Year Ended 10/31/2019	—	$7.78	9.59%	0.57%(d)	0.54%(d),(e)	3.37%	37%	$6,206
Year Ended 10/31/2018	—	$7.37	(0.38%)	0.57%	0.57%(e)	3.76%	13%	$1,363
Year Ended 10/31/2017	—	$7.72	1.75%	0.57%	0.56%(e)	3.82%	17%	$3,231
Year Ended 10/31/2016	—	$7.94	5.04%	0.63%	0.57%(e)	3.87%	13%	$1,021
Year Ended 10/31/2015	0.00(g)	$7.90	3.42%(h)	0.63%	0.54%(e)	4.05%	12%	$120
Class C
Six Months Ended 4/30/2020 (Unaudited)	—	$7.34	(3.66%)	1.56%(c)	1.24%(c)	2.28%(c)	16%	$28,315
Year Ended 10/31/2019	—	$7.78	8.82%	1.57%(d)	1.25%(d),(e)	2.82%	37%	$31,410
Year Ended 10/31/2018	—	$7.37	(1.07%)	1.57%	1.27%(e)	3.07%	13%	$35,145
Year Ended 10/31/2017	—	$7.72	1.03%	1.57%(f)	1.26%(e),(f)	3.16%	17%	$46,521
Year Ended 10/31/2016	—	$7.94	4.31%	1.62%	1.26%(e)	3.16%	13%	$54,502
Year Ended 10/31/2015	0.00(g)	$7.90	2.70%(h)	1.63%	1.24%(e)	3.36%	12%	$43,775
Institutional Class
Six Months Ended 4/30/2020 (Unaudited)	—	$7.34	(3.33%)	0.56%(c)	0.54%(c)	2.98%(c)	16%	$194,229
Year Ended 10/31/2019	—	$7.78	9.58%	0.57%(d)	0.55%(d),(e)	3.49%	37%	$192,055
Year Ended 10/31/2018	—	$7.37	(0.37%)	0.57%	0.57%(e)	3.77%	13%	$143,156
Year Ended 10/31/2017	—	$7.72	1.74%	0.57%(f)	0.56%(e),(f)	3.86%	17%	$120,839
Year Ended 10/31/2016	—	$7.94	5.04%	0.62%	0.56%(e)	3.87%	13%	$120,169
Year Ended 10/31/2015	0.00(g)	$7.90	3.42%(h)	0.63%	0.54%(e)	4.06%	12%	$106,799
Institutional 2 Class
Six Months Ended 4/30/2020 (Unaudited)	—	$7.35	(3.44%)	0.54%(c)	0.52%(c)	3.00%(c)	16%	$3,398
Year Ended 10/31/2019	—	$7.80	9.59%	0.56%(d)	0.53%(d)	3.29%	37%	$3,302
Year Ended 10/31/2018	—	$7.39	(0.21%)	0.56%	0.55%	3.80%	13%	$196
Year Ended 10/31/2017	—	$7.73	1.75%	0.55%(f)	0.53%(f)	3.95%	17%	$78
Year Ended 10/31/2016(i)	—	$7.95	2.45%	0.55%(c)	0.52%(c)	4.01%(c)	13%	$1,349
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2020	23

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 4/30/2020 (Unaudited)	$7.82	0.12	(0.37)	(0.25)	(0.12)	(0.07)	(0.19)
Year Ended 10/31/2019	$7.41	0.27	0.43	0.70	(0.27)	(0.02)	(0.29)
Year Ended 10/31/2018	$7.76	0.29	(0.31)	(0.02)	(0.29)	(0.04)	(0.33)
Year Ended 10/31/2017(k)	$7.63	0.20	0.13(j)	0.33	(0.20)	—	(0.20)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Class C	Institutional Class	Institutional 2 Class
10/31/2017	0.01%	0.01%	0.01%	0.01%

(g)	Rounds to zero.
(h)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.06%.
(i)	Institutional 2 Class shares commenced operations on March 1, 2016. Per share data and total return reflect activity from that date.
(j)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(k)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Strategic California Municipal Income Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 4/30/2020 (Unaudited)	—	$7.38	(3.27%)	0.49%(c)	0.47%(c)	3.05%(c)	16%	$7,244
Year Ended 10/31/2019	—	$7.82	9.63%	0.50%(d)	0.48%(d)	3.55%	37%	$6,648
Year Ended 10/31/2018	—	$7.41	(0.28%)	0.50%	0.50%	3.85%	13%	$3,905
Year Ended 10/31/2017(k)	—	$7.76	4.34%	0.52%(c)	0.51%(c)	3.93%(c)	17%	$3,187
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2020	25

Notes to Financial Statements
April 30, 2020 (Unaudited)
Note 1. Organization
Columbia Strategic California Municipal Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
26	Columbia Strategic California Municipal Income Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense
Columbia Strategic California Municipal Income Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	33,834
28	Columbia Strategic California Municipal Income Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended April 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	1,522,174

*	Based on the ending daily outstanding amounts for the six months ended April 30, 2020.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2020	29

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2020 was 0.46% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
30	Columbia Strategic California Municipal Income Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
For the six months ended April 30, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2020, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended April 30, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	53,292
Class C	—	1.00(b)	4,535

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2020	31

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	March 1, 2020 through February 28, 2021	Prior to March 1, 2020
Class A	0.79%	0.79%
Advisor Class	0.54	0.54
Class C	1.54	1.54
Institutional Class	0.54	0.54
Institutional 2 Class	0.52	0.53
Institutional 3 Class	0.47	0.47
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
561,459,000	15,927,000	(11,942,000)	3,985,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $100,998,610 and $94,569,614, respectively, for the six months ended April 30, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
32	Columbia Strategic California Municipal Income Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2020.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended April 30, 2020.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2020	33

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The coronavirus disease 2019 (COVID-19) public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of its employees and to assure the continuity of its business operations, the Investment Manager and its affiliates have implemented a work from home protocol for virtually all of its employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. The Investment Manager’s operations teams seek to operate without significant disruptions in service. Its pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. The Fund cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of the Investment Manager, its employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
34	Columbia Strategic California Municipal Income Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At April 30, 2020, one unaffiliated shareholder of record owned 21.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 30.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Fund’s Board of Trustees approved reverse stock splits of the issued and outstanding shares of the Fund (the Reverse Stock Split). This event does not affect the overall net assets of the class. The Reverse Stock Split is expected to occur in the second half of 2020.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2020	35

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (“Program”). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the “Committee”). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
36	| Semiannual Report 2020

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Columbia Strategic California Municipal Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR123_10_K01_(06/20)

SemiAnnual Report
April 30, 2020
Columbia Intermediate Municipal Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Intermediate Municipal Bond Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Intermediate Municipal Bond Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks current income exempt from federal income tax, consistent with preservation of principal.
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2012
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2019
Deborah Vargo
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended April 30, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/25/02	-2.93	0.17	1.90	2.95
	Including sales charges		-5.87	-2.82	1.28	2.64
Advisor Class*		03/19/13	-2.84	0.47	2.12	3.16
Class C	Excluding sales charges	11/25/02	-3.15	-0.38	1.26	2.47
	Including sales charges		-4.11	-1.35	1.26	2.47
Institutional Class		06/14/93	-2.83	0.37	2.12	3.16
Institutional 2 Class*		11/08/12	-2.81	0.44	2.20	3.22
Institutional 3 Class*		03/01/17	-2.77	0.49	2.20	3.20
Class V	Excluding sales charges	06/26/00	-2.91	0.22	1.95	3.00
	Including sales charges		-7.54	-4.55	0.97	2.50
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			-0.80	2.40	2.82	3.58
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class V shares are shown with and without the maximum initial sales charge of 4.75%. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2020)
AAA rating	2.0
AA rating	25.8
A rating	49.4
BBB rating	16.3
BB rating	1.3
CCC rating	0.9
Not rated	4.3
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at April 30, 2020)
California	17.6
Texas	12.8
Illinois	11.1
Florida	7.6
New York	4.4
Massachusetts	4.0
District of Columbia	3.8
South Carolina	3.7
New Jersey	3.5
Colorado	2.8
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2019 — April 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	970.70	1,021.13	3.67	3.77	0.75
Advisor Class	1,000.00	1,000.00	971.60	1,022.13	2.70	2.77	0.55
Class C	1,000.00	1,000.00	968.50	1,017.90	6.85	7.02	1.40
Institutional Class	1,000.00	1,000.00	971.70	1,022.13	2.70	2.77	0.55
Institutional 2 Class	1,000.00	1,000.00	971.90	1,022.48	2.35	2.41	0.48
Institutional 3 Class	1,000.00	1,000.00	972.30	1,022.73	2.11	2.16	0.43
Class V	1,000.00	1,000.00	970.90	1,021.38	3.43	3.52	0.70
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020	5

Portfolio of Investments
April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.6%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Minnesota 0.3%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-1 (JPMorgan Chase Bank)
11/15/2035	0.160%	2,665,000	2,665,000
New York 0.3%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	0.160%	3,500,000	3,500,000
Total Floating Rate Notes (Cost $6,165,000)			6,165,000

Municipal Bonds 98.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 1.6%
Arizona Industrial Development Authority
Revenue Bonds
Great Lakes Senior Living Community
Series 2019
01/01/2037	5.000%	1,000,000	970,240
01/01/2038	5.000%	675,000	647,433
Arizona State University
Revenue Bonds
Green Bond
Series 2019A
07/01/2037	5.000%	7,800,000	9,508,356
City of Phoenix Civic Improvement Corp.(c)
Revenue Bonds
Junior Lien
Series 2019B
07/01/2036	5.000%	3,500,000	3,965,640
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2036	5.000%	2,800,000	2,913,176
Total			18,004,845
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 17.4%
California Educational Facilities Authority
Revenue Bonds
Chapman University
Series 2015
04/01/2028	5.000%	1,000,000	1,117,830
04/01/2029	5.000%	1,650,000	1,837,919
04/01/2030	5.000%	1,700,000	1,877,378
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2029	5.000%	1,485,000	1,680,901
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2034	5.000%	1,750,000	2,004,328
Sutter Health Obligation Group
Series 2016A
11/15/2033	5.000%	5,000,000	5,621,550
California Municipal Finance Authority
Revenue Bonds
National University
Series 2019A
04/01/2037	5.000%	1,470,000	1,650,737
California School Finance Authority(d)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	2,085,000	2,116,713
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2028	5.000%	5,510,000	5,999,563
Revenue Bonds
Various Capital Projects
Series 2011A
10/01/2022	5.250%	3,395,000	3,596,120
Series 2012A
04/01/2028	5.000%	5,000,000	5,363,150
Series 2013I
11/01/2028	5.250%	9,225,000	10,372,313
11/01/2029	5.000%	5,000,000	5,565,100
11/01/2031	5.500%	2,930,000	3,302,139
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	15,350,000	17,333,066
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2034	5.000%	5,000,000	5,448,900
Methodist Hospital of Southern California
Series 2018
01/01/2038	5.000%	3,000,000	3,289,050
Series 2017
05/15/2033	5.000%	1,350,000	1,438,560
05/15/2034	5.000%	1,000,000	1,062,280
05/15/2035	5.000%	2,200,000	2,332,484
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2030	5.000%	1,910,000	2,265,814
11/15/2031	5.000%	1,000,000	1,183,370
11/15/2032	5.000%	1,610,000	1,907,109
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2035	4.000%	1,000,000	995,010
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2035	5.000%	2,665,000	2,603,012
Foothill-Eastern Transportation Corridor Agency
Subordinated Refunding Revenue Bonds
Series 2014B-3 (Mandatory Put 01/15/23)
01/15/2053	5.500%	9,000,000	9,347,850
Golden State Tobacco Securitization Corp.
Asset-Backed Refunding Revenue Bonds
Series 2015A
06/01/2033	5.000%	5,250,000	5,910,555
Refunding Revenue Bonds
Series 2017A-1
06/01/2024	5.000%	5,000,000	5,550,950
Hartnell Community College District(e)
Unlimited General Obligation Refunding Bonds
Capital Appreciation Serial Bonds
Series 2015A
08/01/2035	0.000%	2,650,000	1,545,639
La Quinta Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2029	5.000%	5,000,000	5,418,300
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles County Sanitation Districts Financing Authority
Subordinated Refunding Revenue Bonds
Capital Projects - District #14
Series 2015
10/01/2033	5.000%	4,000,000	4,728,840
Manteca Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2004
Series 2006 (NPFGC)
08/01/2024	0.000%	5,000,000	4,698,700
Monrovia Unified School District
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
08/01/2021	5.250%	5,600,000	5,788,496
Pico Rivera Water Authority
Revenue Bonds
Water System Project
Series 1999A (NPFGC)
05/01/2029	5.500%	2,765,000	3,215,031
Rancho Santiago Community College District(e)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	28,000,000	21,430,640
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Revenue Bonds
Series 2019E
05/01/2037	5.000%	450,000	516,915
San Joaquin Hills Transportation Corridor Agency(e)
Revenue Bonds
Senior Lien
Series 1993 Escrowed to Maturity
01/01/2025	0.000%	22,405,000	21,239,492
San Jose Financing Authority
Refunding Revenue Bonds
Civic Center Project
Series 2013A
06/01/2029	5.000%	5,000,000	5,438,350
Southern California Public Power Authority
Revenue Bonds
Project No. 1
Series 2007A
11/01/2022	5.250%	2,500,000	2,672,500
State of California
Unlimited General Obligation Bonds
Series 2015
03/01/2033	5.000%	2,500,000	2,864,950

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2031	5.000%	1,000,000	1,141,290
09/01/2033	5.000%	1,250,000	1,419,863
Total			194,892,757
Colorado 2.7%
City & County of Denver Airport System
Revenue Bonds
Series 2012B
11/15/2032	5.000%	10,000,000	10,663,800
Colorado Health Facilities Authority
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2030	5.000%	2,000,000	2,512,460
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/2027	5.000%	4,000,000	4,083,080
Series 2015
12/01/2026	5.000%	1,860,000	1,937,673
12/01/2028	5.000%	1,000,000	1,038,040
12/01/2030	5.000%	1,400,000	1,445,500
Park Creek Metropolitan District
Refunding Tax Allocation Bonds
Limited Property Tax
Series 2015
12/01/2032	5.000%	1,500,000	1,732,650
Regional Transportation District
Certificate of Participation
Series 2015
06/01/2027	5.000%	2,925,000	3,323,707
University of Colorado Hospital Authority
Revenue Bonds
Series 2012A
11/15/2027	5.000%	3,750,000	4,014,000
Total			30,750,910
Connecticut 0.4%
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/2028	4.375%	1,615,000	1,668,311
State of Connecticut
Unlimited General Obligation Bonds
Series 2019A
04/15/2036	5.000%	2,200,000	2,540,406
Total			4,208,717
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
District of Columbia 3.8%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2030	5.000%	3,000,000	3,404,580
Friendship Public Charter School
Series 2016
06/01/2036	5.000%	3,700,000	3,891,549
Metropolitan Washington Airports Authority(c),(f)
Refunding Revenue Bonds
Forward Delivery
Series 2020A
10/01/2030	5.000%	2,500,000	2,963,000
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2034	5.000%	1,000,000	1,106,670
Metropolitan Washington Airports Authority Dulles Toll Road(e)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/2024	0.000%	20,980,000	19,522,100
10/01/2025	0.000%	7,500,000	6,821,325
10/01/2026	0.000%	5,000,000	4,424,000
Total			42,133,224
Florida 7.6%
County of Broward Airport System(c)
Revenue Bonds
Series 2019A
10/01/2038	5.000%	2,250,000	2,562,660
County of Miami-Dade Aviation
Refunding Revenue Bonds
Series 2014B
10/01/2032	5.000%	6,620,000	7,323,971
County of Miami-Dade Rickenbacker Causeway
Revenue Bonds
Series 2014
10/01/2033	5.000%	1,215,000	1,260,453
County of Miami-Dade Water & Sewer System
Refunding Revenue Bonds
System
Series 2008B (AGM)
10/01/2021	5.250%	20,000,000	21,229,200
County of Osceola Transportation(e)
Refunding Revenue Bonds
Series 2020A-2
10/01/2034	0.000%	1,850,000	1,171,827

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020A-2 (AGM)
10/01/2030	0.000%	1,200,000	895,200
Florida Municipal Power Agency
Refunding Revenue Bonds
Series 2016A
10/01/2030	5.000%	2,750,000	3,224,155
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Subordinated Series 2015B
10/01/2031	5.000%	1,600,000	1,749,824
10/01/2032	5.000%	2,300,000	2,505,390
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2030	5.000%	2,150,000	2,282,504
Orange County School Board
Prerefunded 08/01/22 Certificate of Participation
Series 2012B
08/01/2026	5.000%	6,500,000	7,122,050
Refunding Certificate of Participation
Series 2016C
08/01/2033	5.000%	5,000,000	5,933,700
Palm Beach County Health Facilities Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2018
05/15/2036	5.000%	1,550,000	1,477,631
05/15/2037	5.000%	1,500,000	1,425,690
Pasco County School Board
Refunding Certificate of Participation
Series 2015A
08/01/2026	5.000%	4,620,000	5,409,004
08/01/2027	5.000%	2,500,000	2,920,075
School Board of Miami-Dade County (The)
Refunding Certificate of Participation
Series 2015A
05/01/2030	5.000%	2,500,000	2,879,650
School District of Broward County
Prerefunded 07/01/22 Certificate of Participation
Series 2012A
07/01/2025	5.000%	3,830,000	4,170,027
Unrefunded Certificate of Participation
Series 2012A
07/01/2025	5.000%	1,450,000	1,569,872
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2025	3.750%	3,000,000	2,583,960
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southeast Overtown Park West Community Redevelopment Agency(d)
Tax Allocation Bonds
Series 2014A-1
03/01/2030	5.000%	2,925,000	3,197,171
Sterling Hill Community Development District(g)
Special Assessment Bonds
Series 2003B
11/01/2010	5.500%	137,787	86,806
Volusia County Educational Facility Authority
Revenue Bonds
Series 2015B
10/15/2030	5.000%	1,510,000	1,637,157
Total			84,617,977
Georgia 0.9%
City of Atlanta Department of Aviation
Subordinated Refunding Revenue Bonds
General Lien
Series 2014
01/01/2032	5.000%	2,000,000	2,197,560
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	3,630,000	4,206,190
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2037	5.000%	2,000,000	1,718,500
Georgia State Road & Tollway Authority(d),(e)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	625,000	486,362
06/01/2034	0.000%	3,750,000	1,391,325
Total			9,999,937
Idaho 0.2%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2024	7.000%	2,600,000	1,763,034
Illinois 11.0%
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2014B
01/01/2029	5.000%	6,150,000	6,629,269

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago O’Hare International Airport
General Obligation Refunding Bonds
Senior Lien
Series 2016B
01/01/2033	5.000%	2,000,000	2,209,680
Refunding Revenue Bonds
General Senior Lien
Series 2013B
01/01/2028	5.250%	11,180,000	11,951,979
Passenger Facility Charge
Series 2012A
01/01/2030	5.000%	3,000,000	3,110,970
Chicago Transit Authority
Revenue Bonds
Series 2011
12/01/2029	5.250%	4,000,000	4,232,880
12/01/2030	5.250%	1,925,000	2,034,282
City of Chicago
Unlimited General Obligation Bonds
Series 2015A
01/01/2023	5.000%	5,000,000	5,083,150
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2030	5.250%	3,000,000	3,021,030
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
Second Lien
Series 2017B
01/01/2033	5.000%	7,085,000	8,286,970
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2027	5.000%	1,250,000	1,357,050
Illinois Finance Authority
Refunding Revenue Bonds
Rush University Medical Center
Series 2015A
11/15/2032	5.000%	10,000,000	10,921,700
Illinois Municipal Electric Agency
Refunding Revenue Bonds
Series 2015A
02/01/2030	5.000%	12,060,000	13,805,806
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/2032	5.000%	9,600,000	10,817,664
Unrefunded Revenue Bonds
Series 2016A
12/01/2031	4.000%	5,000,000	5,306,150
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015D
01/01/2032	5.000%	1,800,000	2,020,302
01/01/2033	5.000%	2,000,000	2,242,500
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/2021	5.250%	12,000,000	12,494,160
Series 2017
06/01/2027	5.000%	2,185,000	2,588,089
State of Illinois
Unlimited General Obligation Bonds
Series 2013
07/01/2026	5.500%	10,100,000	10,114,544
Series 2014
02/01/2031	5.250%	5,000,000	4,812,850
Total			123,041,025
Indiana 1.9%
City of Indianapolis Thermal Energy System
Refunding Revenue Bonds
1st Lien
Series 2014A
10/01/2032	5.000%	1,400,000	1,588,342
City of Whiting(c)
Refunding Revenue Bonds
BP Products North America
Series 2019 (Mandatory Put 06/05/26)
12/01/2044	5.000%	1,600,000	1,778,256
Indiana Finance Authority
Revenue Bonds
1st Lien-CWA Authority, Inc.
Series 2011A
10/01/2025	5.250%	1,750,000	1,850,625
2nd Lien-CWA Authority, Inc.
Series 2011B
10/01/2023	5.250%	7,035,000	7,448,729
Indiana Municipal Power Agency
Revenue Bonds
Series 2019A
01/01/2037	5.000%	6,990,000	8,368,358
Total			21,034,310
Iowa 0.3%
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	3,000,000	3,378,060

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky 0.4%
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2029	5.000%	4,000,000	4,566,760
Louisiana 1.2%
New Orleans Aviation Board
Refunding Revenue Bonds
Consolidated Rental Car Project
Series 2018 AGM
01/01/2035	5.000%	2,000,000	2,315,500
01/01/2036	5.000%	1,250,000	1,441,475
Parish of St. Charles
Revenue Bonds
Valero Energy Corp.
Series 2010 (Mandatory Put 06/01/22)
12/01/2040	4.000%	9,320,000	9,505,095
Total			13,262,070
Maryland 1.7%
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvements
Series 2019
10/01/2031	5.000%	3,500,000	4,488,435
County of Howard
Refunding Revenue Bonds
Columbia Vantage House Corp.
Series 2017
04/01/2036	5.000%	1,000,000	905,970
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2028	5.000%	1,300,000	1,454,570
State of Maryland
Unlimited General Obligation Refunding Bonds
Series 2017B
08/01/2026	5.000%	10,000,000	12,264,300
Total			19,113,275
Massachusetts 3.9%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2018A
01/01/2035	5.000%	10,000,000	12,116,200
Massachusetts Bay Transportation Authority(e)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,500,000	2,863,735
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Bay Transportation Authority
Unrefunded Revenue Bonds
General Transportation
Series 1991 (NPFGC)
03/01/2021	7.000%	785,000	801,391
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Emerson College
Series 2017A
01/01/2034	5.000%	1,000,000	1,081,860
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	2,490,000	2,784,218
08/15/2032	5.000%	4,120,000	4,585,519
08/15/2033	5.000%	3,000,000	3,327,450
Simmons University
Series 2018L
10/01/2034	5.000%	2,390,000	2,596,615
10/01/2035	5.000%	2,000,000	2,165,140
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2032	5.000%	1,300,000	1,341,587
10/01/2036	5.000%	4,600,000	4,686,664
Massachusetts Development Finance Agency(d)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	2,000,000	1,809,760
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	975,000	885,505
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	2,670,000	3,121,684
Total			44,167,328
Michigan 2.1%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2026	5.250%	2,000,000	2,156,780
07/01/2027	5.250%	1,500,000	1,616,925
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	800,000	872,360

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020	11

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014H-1
10/01/2026	5.000%	3,300,000	3,833,676
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2033	5.000%	5,000,000	5,738,050
Senior Lien - Great Lakes Water Authority
Series 2014C-3 (AGM)
07/01/2032	5.000%	1,000,000	1,107,060
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2032	5.000%	4,075,000	4,383,559
Wayne County Airport Authority
Revenue Bonds
Detroit Metro
Series 2018
12/01/2036	5.000%	3,205,000	3,698,602
Total			23,407,012
Minnesota 1.6%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2029	5.000%	2,720,000	3,080,019
City of St. Cloud
Refunding Revenue Bonds
Centracare Health
Series 2016A
05/01/2027	5.000%	1,785,000	2,037,470
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2033	5.000%	150,000	150,948
08/01/2034	5.000%	125,000	125,723
08/01/2035	5.000%	140,000	140,659
County of Rice(d)
Revenue Bonds
Shattuck-St. Mary’s School
Series 2015A
08/01/2022	5.000%	720,000	724,579
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2029	5.000%	1,050,000	1,173,344
HealthPartners Obligation Group
Series 2015
07/01/2028	5.000%	6,400,000	7,147,840
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Watertown-Mayer Independent School District No. 111(e)
Unlimited General Obligation Bonds
Series 2020A
02/01/2030	0.000%	2,475,000	2,002,151
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2034	5.000%	1,000,000	955,100
Total			17,537,833
Mississippi 0.3%
State of Mississippi
Revenue Bonds
Series 2015E
10/15/2029	5.000%	3,500,000	3,871,595
Missouri 2.1%
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/2028	5.000%	6,210,000	6,991,032
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2026	5.000%	1,300,000	1,311,817
02/01/2029	5.000%	5,975,000	5,998,780
Kansas City Industrial Development Authority(c)
Revenue Bonds
Kansas City International Airport
Series 2019 (AGM)
03/01/2035	5.000%	3,000,000	3,388,680
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,695,000	2,502,873
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Prairie State Project
Series 2015A
12/01/2029	5.000%	2,000,000	2,331,020
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2025	5.000%	1,175,000	1,160,912
Total			23,685,114

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska 1.2%
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit
Series 2015
01/01/2027	5.000%	11,865,000	13,737,297
Nevada 0.6%
Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2027	5.000%	3,250,000	3,441,685
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2031	5.000%	1,000,000	1,126,750
09/01/2033	5.000%	1,000,000	1,108,040
State of Nevada Department of Business & Industry(d)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	720,000	697,025
Total			6,373,500
New Jersey 3.4%
Essex County Improvement Authority
Refunding Revenue Bonds
County Guaranteed Project Consolidation
Series 2004 (NPFGC)
10/01/2026	5.500%	750,000	945,225
Hudson County Improvement Authority
Refunding Revenue Bonds
Hudson County Lease Project
Series 2010 (AGM)
10/01/2024	5.375%	2,000,000	2,354,600
New Jersey Economic Development Authority(e)
Revenue Bonds
Capital Appreciation-Motor Vehicle Surcharges
Series 2004 (NPFGC)
07/01/2021	0.000%	1,255,000	1,230,590
New Jersey Economic Development Authority
Revenue Bonds
Transportation Project
Series 2020
11/01/2036	5.000%	5,000,000	5,033,950
New Jersey Transportation Trust Fund Authority(e)
Capital Appreciation Revenue Bonds
Transportation System
Series 2006C (AGM)
12/15/2029	0.000%	3,060,000	2,283,923
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Transportation System
Series 2018-A
12/15/2034	5.000%	1,500,000	1,512,210
Revenue Bonds
Transportation Program
Series 2019
06/15/2037	5.000%	4,465,000	4,493,264
Transportation System
Series 2006A (AGM)
12/15/2021	5.500%	4,700,000	4,917,704
12/15/2022	5.250%	4,000,000	4,208,840
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017E
01/01/2029	5.000%	1,500,000	1,784,280
Series 2017G
01/01/2035	5.000%	6,000,000	6,919,620
Robbinsville Board of Education
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
01/01/2028	5.250%	500,000	629,635
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2034	5.000%	2,000,000	2,271,500
Total			38,585,341
New Mexico 0.4%
County of Bernalillo
Refunding Revenue Bonds
Series 1998
04/01/2027	5.250%	3,000,000	3,513,420
New Mexico Hospital Equipment Loan Council
Revenue Bonds
La Vida Expansion Project
Series 2019
07/01/2032	5.000%	565,000	555,870
07/01/2033	5.000%	365,000	356,382
07/01/2034	5.000%	380,000	367,616
Total			4,793,288
New York 4.1%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2025	5.000%	1,000,000	1,153,980

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020	13

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Nassau
Prerefunded 04/01/24 Limited General Obligation Bonds
Series 2014A
04/01/2027	5.000%	8,000,000	9,276,880
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2034	5.000%	5,000,000	5,841,400
Long Island Power Authority
Revenue Bonds
Series 2012B
09/01/2026	5.000%	5,000,000	5,380,800
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2035	4.000%	1,500,000	1,644,945
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	9,830,000	10,825,878
Revenue Bonds
St. John’s University
Series 2007C (NPFGC)
07/01/2023	5.250%	3,245,000	3,537,504
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/2022	5.500%	6,730,000	7,328,499
Troy Capital Resource Corp.(f)
Refunding Revenue Bonds
Forward Delivery - Rensselaer Polytechnic Institute Project
Series 2020
09/01/2030	5.000%	500,000	637,855
Total			45,627,741
North Carolina 1.7%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	2,325,000	2,488,099
North Carolina Medical Care Commission
Refunding Revenue Bonds
Presbyterian Homes
Series 2016C
10/01/2031	4.000%	1,000,000	1,022,110
Sharon Towers
Series 2019A
07/01/2029	4.000%	1,970,000	1,929,930
United Methodist Retirement
Series 2017
10/01/2037	5.000%	1,100,000	1,071,268
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,292,400
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	5,000,000	5,894,850
University of North Carolina at Greensboro
Refunding Revenue Bonds
General
Series 2017
04/01/2035	4.000%	1,200,000	1,328,352
04/01/2036	4.000%	1,000,000	1,102,380
University of North Carolina At Wilmington
Refunding Revenue Bonds
Student Housing Projects
Series 2016
06/01/2031	4.000%	2,040,000	2,161,910
Total			19,291,299
Ohio 1.7%
American Municipal Power, Inc.
Prerefunded 02/15/22 Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/2024	5.000%	2,000,000	2,148,560
Series 2015A
02/15/2032	5.250%	12,000,000	12,966,599
Buckeye Tobacco Settlement Financing Authority
Refunded Revenue Bonds
Series 2020A-2 Class 1
06/01/2038	4.000%	1,875,000	1,976,419
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2021	5.500%	2,000,000	2,070,560
Total			19,162,138
Oklahoma 0.5%
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/2027	5.000%	2,000,000	2,209,900
Oklahoma Development Finance Authority(c)
Revenue Bonds
Gilcrease Expressway West Project
Series 2020
07/06/2023	1.625%	3,000,000	2,840,640
Total			5,050,540

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon 0.5%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	1,000,000	966,830
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(e)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	7,160,000	4,788,465
Total			5,755,295
Pennsylvania 2.5%
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2029	5.000%	1,500,000	1,749,570
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries
Series 2015
01/01/2027	5.000%	2,500,000	2,576,125
01/01/2028	5.000%	3,840,000	3,950,784
Delaware River Joint Toll Bridge Commission
Revenue Bonds
Series 2017
07/01/2033	5.000%	2,250,000	2,713,320
Delaware River Port Authority
Refunding Revenue Bonds
Port District Project
Series 2012
01/01/2027	5.000%	1,835,000	1,869,095
Revenue Bonds
Series 2018A
01/01/2036	5.000%	2,000,000	2,348,540
Elizabeth Forward School District(e)
Unlimited General Obligation Bonds
Capital Appreciation
Series 1994B Escrowed to Maturity (NPFGC)
09/01/2021	0.000%	2,210,000	2,184,143
Lancaster County Solid Waste Management Authority
Revenue Bonds
Series 2013A
12/15/2029	5.250%	3,100,000	3,525,816
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2016
08/15/2026	5.000%	3,770,000	4,313,860
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Turnpike Commission
Revenue Bonds
Series 2018A-2
12/01/2036	5.000%	2,500,000	3,006,700
Total			28,237,953
Rhode Island 0.1%
Rhode Island Turnpike & Bridge Authority
Refunding Revenue Bonds
Series 2016A
10/01/2033	5.000%	1,300,000	1,514,448
South Carolina 3.6%
Beaufort-Jasper Water & Sewer Authority
Refunding Revenue Bonds
Series 2016B
03/01/2025	5.000%	1,000,000	1,177,870
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	3,250,000	3,605,972
11/01/2032	5.000%	5,000,000	5,526,200
County of Greenwood
Refunding Revenue Bonds
Self Regional Healthcare
Series 2012B
10/01/2031	5.000%	5,000,000	5,221,550
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Prisma Health Obligated Group
Series 2018
05/01/2036	5.000%	7,000,000	7,616,350
Revenue Bonds
Lutheran Homes of South Carolina Obligation Group
Series 2013
05/01/2028	5.000%	3,500,000	3,267,705
Wofford College Project
Series 2019
04/01/2038	5.000%	930,000	977,579
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	590,000	623,117
South Carolina Jobs-Economic Development Authority(d)
Revenue Bonds
Series 2015A
08/15/2025	4.500%	395,000	396,691
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2015A
12/01/2026	5.000%	7,000,000	7,662,200

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020	15

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016A
12/01/2030	5.000%	4,000,000	4,388,080
Total			40,463,314
South Dakota 0.5%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2026	5.000%	1,000,000	1,137,270
Revenue Bonds
Regional Health
Series 2017
09/01/2029	5.000%	1,700,000	1,999,268
09/01/2030	5.000%	2,250,000	2,631,105
Total			5,767,643
Tennessee 0.1%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2029	5.000%	1,000,000	1,012,230
Texas 12.7%
Central Texas Regional Mobility Authority
Revenue Bonds
Senior Lien
Series 2015A
01/01/2030	5.000%	1,550,000	1,670,079
Central Texas Turnpike System
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/2031	5.000%	7,500,000	7,893,225
08/15/2032	5.000%	6,000,000	6,295,320
08/15/2034	5.000%	10,240,000	10,677,965
City of Austin Airport System
Revenue Bonds
Series 2017A
11/15/2035	5.000%	1,000,000	1,126,100
City of Austin Airport System(c)
Revenue Bonds
Series 2019B
11/15/2035	5.000%	2,650,000	2,988,379
City of Garland Electric Utility System
Refunding Revenue Bonds
Series 2019
03/01/2037	5.000%	1,700,000	2,053,328
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Houston
Refunding Revenue Bonds
Convention & Entertainment
Series 2015
09/01/2027	5.000%	1,215,000	1,196,204
09/01/2029	5.000%	1,500,000	1,477,110
Convention & Entertainment Facilities
Series 2014
09/01/2030	5.000%	1,000,000	983,440
City of Houston Airport System
Refunding Revenue Bonds
Subordinated Series 2018D
07/01/2035	5.000%	2,500,000	2,885,550
Subordinated Refunding Revenue Bonds
Lien
Series 2012B
07/01/2028	5.000%	7,000,000	7,436,380
City of Houston Combined Utility System
Refunding Revenue Bonds
First Lien
Series 2016B
11/15/2034	5.000%	10,000,000	11,838,000
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership
Series 2015
08/15/2035	5.500%	11,500,000	11,593,150
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2012B
11/01/2028	5.000%	4,000,000	4,060,000
Duncanville Independent School District(e)
Unlimited General Obligation Refunding Bonds
Capital Appreciation
Series 2005 (Permanent School Fund Guarantee)
02/15/2022	0.000%	2,000,000	1,960,560
Harris County-Houston Sports Authority
Refunding Revenue Bonds
2nd Lien
Series 2014C
11/15/2032	5.000%	500,000	496,705
Lower Colorado River Authority
Refunding Revenue Bonds
Forward Delivery
Series 2020
05/15/2035	5.000%	5,825,000	7,128,169
LCRA Transmission Services Corp.
Series 2011
05/15/2027	5.000%	11,195,000	11,614,924

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
LCRA Transmission Services Corp. Project
Series 2019
05/15/2038	5.000%	1,500,000	1,777,860
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	4.000%	2,250,000	1,832,895
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	4,000,000	3,252,360
Series 2015A
07/01/2030	5.000%	7,800,000	6,542,874
New Hope Cultural Education Facilities Finance Corp.(d)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2027	4.250%	615,000	579,207
08/15/2037	5.000%	530,000	482,989
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2017A
01/01/2034	5.000%	1,000,000	1,151,830
2nd Tier
Series 2015A
01/01/2032	5.000%	16,800,000	18,717,552
System-2nd Tier
Series 2014
01/01/2031	5.000%	1,415,000	1,551,632
North Texas Tollway Authority(e)
Refunding Revenue Bonds
Series 2008D (AGM)
01/01/2029	0.000%	7,770,000	6,491,213
Port Beaumont Navigation District(c),(d)
Refunding Revenue Bonds
Jefferson Gulf Coast Energy LLC
Series 2020
01/01/2035	3.625%	1,500,000	1,226,010
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
Senior Lien - North Tarrant Express
Series 2019
12/31/2034	5.000%	3,000,000	3,285,720
Texas Transportation Commission(e)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2038	0.000%	550,000	236,258
Total			142,502,988
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah 0.2%
Salt Lake City Corp. Airport
Revenue Bonds
Series 2017B
07/01/2032	5.000%	1,000,000	1,144,650
07/01/2033	5.000%	1,000,000	1,139,110
Total			2,283,760
Vermont 1.2%
Vermont Educational & Health Buildings Financing Agency
Refunding Revenue Bonds
University of Vermont Medical Center
Series 2016A
12/01/2033	5.000%	12,445,000	13,798,892
Virginia 0.2%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2026	4.250%	1,000,000	961,950
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2030	5.000%	1,500,000	1,422,795
Total			2,384,745
Washington 1.3%
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2025	5.000%	2,960,000	3,071,444
12/01/2030	5.750%	2,820,000	2,975,213
Port of Seattle(c)
Revenue Bonds
Intermediate Lien
Series 2019
04/01/2036	5.000%	5,000,000	5,646,650
Washington State Housing Finance Commission
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	570,000	572,656
07/01/2035	6.750%	1,090,000	1,076,658
Transforming Age Projects
Series 2019
01/01/2026	2.375%	1,500,000	1,303,245
Total			14,645,866

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020	17

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
West Virginia 0.5%
West Virginia Hospital Finance Authority
Revenue Bonds
Charleston Area Medical Center, Inc.
Series 1993A Escrowed to Maturity
09/01/2023	6.500%	2,490,000	2,699,882
West Virginia University(e)
Revenue Bonds
University System Project
Series 2019A (AMBAC)
04/01/2030	0.000%	3,460,000	2,789,867
Total			5,489,749
Wisconsin 0.4%
Public Finance Authority(d)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2037	5.250%	1,000,000	1,009,930
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
ProHealth Care, Inc. Obligated Group
Series 2015
08/15/2031	5.000%	1,000,000	1,096,990
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rogers Memorial Hospital, Inc.
Series 2014A
07/01/2034	5.000%	2,500,000	2,688,575
Total			4,795,495
Total Municipal Bonds (Cost $1,069,650,311)			1,104,709,305

Money Market Funds 0.2%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.164%(h)	71,499	71,492
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.180%(h)	2,614,986	2,614,986
Total Money Market Funds (Cost $2,686,485)		2,686,478
Total Investments in Securities (Cost $1,078,501,796)		1,113,560,783
Other Assets & Liabilities, Net		7,559,473
Net Assets		$1,121,120,256

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2020.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2020, the total value of these securities amounted to $15,003,267, which represents 1.34% of total net assets.
(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2020, the total value of these securities amounted to $86,806, which represents 0.01% of total net assets.
(h)	The rate shown is the seven-day current annualized yield at April 30, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	6,165,000	—	6,165,000
Municipal Bonds	—	1,104,709,305	—	1,104,709,305
Money Market Funds	2,686,478	—	—	2,686,478
Total Investments in Securities	2,686,478	1,110,874,305	—	1,113,560,783
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020	19

Statement of Assets and Liabilities
April 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,078,501,796)	$1,113,560,783
Receivable for:
Investments sold	241,463
Capital shares sold	1,269,157
Interest	13,730,545
Expense reimbursement due from Investment Manager	3,055
Prepaid expenses	1,646
Trustees’ deferred compensation plan	284,136
Other assets	33,030
Total assets	1,129,123,815
Liabilities
Due to custodian	25,763
Payable for:
Investments purchased on a delayed delivery basis	3,779,435
Capital shares purchased	741,563
Distributions to shareholders	2,747,428
Management services fees	14,529
Distribution and/or service fees	1,375
Transfer agent fees	116,799
Compensation of board members	272,640
Compensation of chief compliance officer	49
Other expenses	19,842
Trustees’ deferred compensation plan	284,136
Total liabilities	8,003,559
Net assets applicable to outstanding capital stock	$1,121,120,256
Represented by
Paid in capital	1,080,953,735
Total distributable earnings (loss)	40,166,521
Total - representing net assets applicable to outstanding capital stock	$1,121,120,256
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020

Statement of Assets and Liabilities  (continued)
April 30, 2020 (Unaudited)
Class A
Net assets	$144,860,225
Shares outstanding	14,335,976
Net asset value per share	$10.10
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.41
Advisor Class
Net assets	$5,709,009
Shares outstanding	565,319
Net asset value per share	$10.10
Class C
Net assets	$23,369,849
Shares outstanding	2,312,414
Net asset value per share	$10.11
Institutional Class
Net assets	$892,495,081
Shares outstanding	88,283,571
Net asset value per share	$10.11
Institutional 2 Class
Net assets	$41,462,272
Shares outstanding	4,108,441
Net asset value per share	$10.09
Institutional 3 Class
Net assets	$2,539,145
Shares outstanding	250,926
Net asset value per share	$10.12
Class V
Net assets	$10,684,675
Shares outstanding	1,057,403
Net asset value per share	$10.10
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$10.60
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020	21

Statement of Operations
Six Months Ended April 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$37,010
Interest	21,022,605
Total income	21,059,615
Expenses:
Management services fees	2,854,661
Distribution and/or service fees
Class A	151,331
Class C	101,444
Class V	8,587
Transfer agent fees
Class A	95,290
Advisor Class	3,840
Class C	15,043
Institutional Class	610,170
Institutional 2 Class	12,714
Institutional 3 Class	165
Class V	7,208
Compensation of board members	(35,406)
Custodian fees	2,203
Printing and postage fees	12,027
Registration fees	59,029
Audit fees	14,659
Legal fees	13,453
Compensation of chief compliance officer	224
Other	15,204
Total expenses	3,941,846
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(399,903)
Total net expenses	3,541,943
Net investment income	17,517,672
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,825,840
Net realized gain	2,825,840
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(53,967,849)
Net change in unrealized appreciation (depreciation)	(53,967,849)
Net realized and unrealized loss	(51,142,009)
Net decrease in net assets resulting from operations	$(33,624,337)
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations
Net investment income	$17,517,672	$40,611,668
Net realized gain	2,825,840	4,904,348
Net change in unrealized appreciation (depreciation)	(53,967,849)	56,482,128
Net increase (decrease) in net assets resulting from operations	(33,624,337)	101,998,144
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,678,887)	(4,693,722)
Advisor Class	(114,693)	(351,686)
Class C	(341,085)	(625,926)
Institutional Class	(18,181,822)	(34,208,884)
Institutional 2 Class	(873,402)	(889,531)
Institutional 3 Class	(51,308)	(79,422)
Class T	—	(40)
Class V	(205,474)	(363,570)
Total distributions to shareholders	(22,446,671)	(41,212,781)
Decrease in net assets from capital stock activity	(67,001,573)	(286,383,429)
Total decrease in net assets	(123,072,581)	(225,598,066)
Net assets at beginning of period	1,244,192,837	1,469,790,903
Net assets at end of period	$1,121,120,256	$1,244,192,837
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020	23

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2020 (Unaudited)		October 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,084,611	11,370,717	1,851,275	19,214,102
Distributions reinvested	223,068	2,344,136	390,395	4,075,257
Redemptions	(1,374,856)	(14,213,506)	(3,420,104)	(35,553,470)
Net decrease	(67,177)	(498,653)	(1,178,434)	(12,264,111)
Advisor Class
Subscriptions	65,578	692,943	282,020	2,873,794
Distributions reinvested	10,869	114,178	33,970	351,232
Redemptions	(71,017)	(730,548)	(1,769,512)	(18,219,538)
Net increase (decrease)	5,430	76,573	(1,453,522)	(14,994,512)
Class C
Subscriptions	370,416	3,875,210	234,173	2,426,061
Distributions reinvested	26,792	281,633	49,533	516,386
Redemptions	(304,908)	(3,192,119)	(940,107)	(9,780,101)
Net increase (decrease)	92,300	964,724	(656,401)	(6,837,654)
Institutional Class
Subscriptions	2,524,428	26,484,718	5,041,580	52,387,010
Distributions reinvested	281,938	2,964,583	463,688	4,844,138
Redemptions	(10,033,162)	(104,474,153)	(31,841,094)	(327,841,315)
Net decrease	(7,226,796)	(75,024,852)	(26,335,826)	(270,610,167)
Institutional 2 Class
Subscriptions	1,408,238	14,828,802	2,322,152	24,023,898
Distributions reinvested	83,214	873,226	84,869	888,838
Redemptions	(769,860)	(8,005,667)	(574,080)	(5,927,557)
Net increase	721,592	7,696,361	1,832,941	18,985,179
Institutional 3 Class
Subscriptions	44,754	472,726	161,835	1,672,363
Distributions reinvested	3,703	38,952	5,954	62,274
Redemptions	(37,148)	(385,951)	(109,443)	(1,135,693)
Net increase	11,309	125,727	58,346	598,944
Class T
Redemptions	—	—	(959)	(9,763)
Net decrease	—	—	(959)	(9,763)
Class V
Subscriptions	13,219	140,307	3,631	37,848
Distributions reinvested	14,559	153,012	25,535	266,493
Redemptions	(61,865)	(634,772)	(149,920)	(1,555,686)
Net decrease	(34,087)	(341,453)	(120,754)	(1,251,345)
Total net decrease	(6,497,429)	(67,001,573)	(27,854,609)	(286,383,429)
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020

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Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020	25

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2020 (Unaudited)	$10.59	0.14	(0.44)	(0.30)	(0.15)	(0.04)	(0.19)
Year Ended 10/31/2019	$10.11	0.31	0.48	0.79	(0.31)	(0.00)(d)	(0.31)
Year Ended 10/31/2018	$10.54	0.31	(0.43)	(0.12)	(0.31)	—	(0.31)
Year Ended 10/31/2017	$10.71	0.31	(0.17)	0.14	(0.31)	—	(0.31)
Year Ended 10/31/2016	$10.68	0.32	0.03	0.35	(0.32)	—	(0.32)
Year Ended 10/31/2015	$10.81	0.34	(0.13)	0.21	(0.34)	—	(0.34)
Advisor Class
Six Months Ended 4/30/2020 (Unaudited)	$10.59	0.15	(0.44)	(0.29)	(0.16)	(0.04)	(0.20)
Year Ended 10/31/2019	$10.11	0.33	0.48	0.81	(0.33)	(0.00)(d)	(0.33)
Year Ended 10/31/2018	$10.53	0.33	(0.42)	(0.09)	(0.33)	—	(0.33)
Year Ended 10/31/2017	$10.71	0.33	(0.18)	0.15	(0.33)	—	(0.33)
Year Ended 10/31/2016	$10.67	0.34	0.04	0.38	(0.34)	—	(0.34)
Year Ended 10/31/2015	$10.81	0.36	(0.14)	0.22	(0.36)	—	(0.36)
Class C
Six Months Ended 4/30/2020 (Unaudited)	$10.59	0.11	(0.44)	(0.33)	(0.11)	(0.04)	(0.15)
Year Ended 10/31/2019	$10.12	0.24	0.48	0.72	(0.25)	(0.00)(d)	(0.25)
Year Ended 10/31/2018	$10.54	0.24	(0.42)	(0.18)	(0.24)	—	(0.24)
Year Ended 10/31/2017	$10.72	0.25	(0.19)	0.06	(0.24)	—	(0.24)
Year Ended 10/31/2016	$10.68	0.25	0.04	0.29	(0.25)	—	(0.25)
Year Ended 10/31/2015	$10.82	0.27	(0.14)	0.13	(0.27)	—	(0.27)
Institutional Class
Six Months Ended 4/30/2020 (Unaudited)	$10.60	0.15	(0.44)	(0.29)	(0.16)	(0.04)	(0.20)
Year Ended 10/31/2019	$10.12	0.33	0.48	0.81	(0.33)	(0.00)(d)	(0.33)
Year Ended 10/31/2018	$10.54	0.33	(0.42)	(0.09)	(0.33)	—	(0.33)
Year Ended 10/31/2017	$10.72	0.33	(0.18)	0.15	(0.33)	—	(0.33)
Year Ended 10/31/2016	$10.69	0.34	0.03	0.37	(0.34)	—	(0.34)
Year Ended 10/31/2015	$10.82	0.36	(0.13)	0.23	(0.36)	—	(0.36)
Institutional 2 Class
Six Months Ended 4/30/2020 (Unaudited)	$10.58	0.16	(0.45)	(0.29)	(0.16)	(0.04)	(0.20)
Year Ended 10/31/2019	$10.10	0.34	0.48	0.82	(0.34)	(0.00)(d)	(0.34)
Year Ended 10/31/2018	$10.53	0.34	(0.44)	(0.10)	(0.33)	—	(0.33)
Year Ended 10/31/2017	$10.70	0.34	(0.17)	0.17	(0.34)	—	(0.34)
Year Ended 10/31/2016	$10.66	0.35	0.04	0.39	(0.35)	—	(0.35)
Year Ended 10/31/2015	$10.80	0.37	(0.14)	0.23	(0.37)	—	(0.37)
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2020 (Unaudited)	—	$10.10	(2.93%)	0.81%(c)	0.75%(c)	2.74%(c)	5%	$144,860
Year Ended 10/31/2019	—	$10.59	7.94%	0.82%(e)	0.76%(e),(f)	2.97%	14%	$152,575
Year Ended 10/31/2018	—	$10.11	(1.18%)	0.81%(g)	0.76%(f),(g)	2.98%	8%	$157,597
Year Ended 10/31/2017	—	$10.54	1.39%	0.84%(h)	0.77%(f),(h)	2.99%	11%	$189,260
Year Ended 10/31/2016	—	$10.71	3.28%	0.86%	0.77%(f)	2.95%	6%	$246,873
Year Ended 10/31/2015	0.00(d)	$10.68	2.00%(i)	0.87%	0.75%(f)	3.19%	15%	$233,125
Advisor Class
Six Months Ended 4/30/2020 (Unaudited)	—	$10.10	(2.84%)	0.61%(c)	0.55%(c)	2.94%(c)	5%	$5,709
Year Ended 10/31/2019	—	$10.59	8.15%	0.62%(e)	0.56%(e),(f)	3.22%	14%	$5,927
Year Ended 10/31/2018	—	$10.11	(0.89%)	0.61%(g)	0.56%(f),(g)	3.18%	8%	$20,349
Year Ended 10/31/2017	—	$10.53	1.50%	0.63%	0.58%(f)	3.16%	11%	$17,306
Year Ended 10/31/2016	—	$10.71	3.58%	0.66%	0.57%(f)	3.15%	6%	$8,325
Year Ended 10/31/2015	0.00(d)	$10.67	2.11%(i)	0.67%	0.55%(f)	3.42%	15%	$2,975
Class C
Six Months Ended 4/30/2020 (Unaudited)	—	$10.11	(3.15%)	1.46%(c)	1.40%(c)	2.09%(c)	5%	$23,370
Year Ended 10/31/2019	—	$10.59	7.14%	1.47%(e)	1.41%(e),(f)	2.33%	14%	$23,522
Year Ended 10/31/2018	—	$10.12	(1.72%)	1.46%(g)	1.41%(f),(g)	2.32%	8%	$29,097
Year Ended 10/31/2017	—	$10.54	0.64%	1.49%(h)	1.42%(f),(h)	2.34%	11%	$44,951
Year Ended 10/31/2016	—	$10.72	2.70%	1.51%	1.42%(f)	2.29%	6%	$59,746
Year Ended 10/31/2015	0.00(d)	$10.68	1.24%(i)	1.52%	1.40%(f)	2.54%	15%	$53,774
Institutional Class
Six Months Ended 4/30/2020 (Unaudited)	—	$10.11	(2.83%)	0.61%(c)	0.55%(c)	2.94%(c)	5%	$892,495
Year Ended 10/31/2019	—	$10.60	8.15%	0.62%(e)	0.56%(e),(f)	3.17%	14%	$1,012,229
Year Ended 10/31/2018	—	$10.12	(0.88%)	0.61%(g)	0.56%(f),(g)	3.17%	8%	$1,232,944
Year Ended 10/31/2017	—	$10.54	1.50%	0.63%(h)	0.57%(f),(h)	3.18%	11%	$1,679,211
Year Ended 10/31/2016	—	$10.72	3.48%	0.66%	0.57%(f)	3.15%	6%	$2,087,345
Year Ended 10/31/2015	0.00(d)	$10.69	2.20%(i)	0.67%	0.55%(f)	3.39%	15%	$1,846,198
Institutional 2 Class
Six Months Ended 4/30/2020 (Unaudited)	—	$10.09	(2.81%)	0.54%(c)	0.48%(c)	3.02%(c)	5%	$41,462
Year Ended 10/31/2019	—	$10.58	8.24%	0.55%(e)	0.49%(e)	3.21%	14%	$35,836
Year Ended 10/31/2018	—	$10.10	(0.92%)	0.55%(g)	0.50%(g)	3.25%	8%	$15,697
Year Ended 10/31/2017	—	$10.53	1.67%	0.54%(h)	0.50%(h)	3.26%	11%	$12,401
Year Ended 10/31/2016	—	$10.70	3.68%	0.53%	0.48%	3.23%	6%	$8,895
Year Ended 10/31/2015	0.00(d)	$10.66	2.20%(i)	0.53%	0.45%	3.50%	15%	$5,106
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020	27

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 4/30/2020 (Unaudited)	$10.61	0.16	(0.45)	(0.29)	(0.16)	(0.04)	(0.20)
Year Ended 10/31/2019	$10.13	0.34	0.49	0.83	(0.35)	(0.00)(d)	(0.35)
Year Ended 10/31/2018	$10.55	0.34	(0.42)	(0.08)	(0.34)	—	(0.34)
Year Ended 10/31/2017(j)	$10.43	0.22	0.13(k)	0.35	(0.23)	—	(0.23)
Class V
Six Months Ended 4/30/2020 (Unaudited)	$10.59	0.15	(0.45)	(0.30)	(0.15)	(0.04)	(0.19)
Year Ended 10/31/2019	$10.11	0.32	0.48	0.80	(0.32)	(0.00)(d)	(0.32)
Year Ended 10/31/2018	$10.54	0.31	(0.43)	(0.12)	(0.31)	—	(0.31)
Year Ended 10/31/2017	$10.71	0.32	(0.17)	0.15	(0.32)	—	(0.32)
Year Ended 10/31/2016	$10.68	0.33	0.02	0.35	(0.32)	—	(0.32)
Year Ended 10/31/2015	$10.81	0.35	(0.13)	0.22	(0.35)	—	(0.35)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Ratios include interfund lending expense which is less than 0.01%.
(h)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Class C	Institutional Class	Institutional 2 Class	Class V
10/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%

(i)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.
(j)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(k)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 4/30/2020 (Unaudited)	—	$10.12	(2.77%)	0.50%(c)	0.43%(c)	3.06%(c)	5%	$2,539
Year Ended 10/31/2019	—	$10.61	8.27%	0.51%(e)	0.44%(e)	3.28%	14%	$2,542
Year Ended 10/31/2018	—	$10.13	(0.76%)	0.50%(g)	0.45%(g)	3.31%	8%	$1,836
Year Ended 10/31/2017(j)	—	$10.55	3.35%	0.51%(c)	0.47%(c)	3.25%(c)	11%	$1,865
Class V
Six Months Ended 4/30/2020 (Unaudited)	—	$10.10	(2.91%)	0.76%(c)	0.70%(c)	2.79%(c)	5%	$10,685
Year Ended 10/31/2019	—	$10.59	7.99%	0.77%(e)	0.71%(e),(f)	3.02%	14%	$11,562
Year Ended 10/31/2018	—	$10.11	(1.13%)	0.76%(g)	0.71%(f),(g)	3.03%	8%	$12,260
Year Ended 10/31/2017	—	$10.54	1.44%	0.79%(h)	0.72%(f),(h)	3.03%	11%	$13,371
Year Ended 10/31/2016	—	$10.71	3.33%	0.81%	0.72%(f)	3.00%	6%	$14,060
Year Ended 10/31/2015	0.00(d)	$10.68	2.05%(i)	0.82%	0.70%(f)	3.24%	15%	$14,263
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020	29

Notes to Financial Statements
April 30, 2020 (Unaudited)
Note 1. Organization
Columbia Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
30	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020	31

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2020 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
As a result of a fund merger, the Fund assumed the liabilities of a prior Deferred Compensation Plan of the acquired fund’s Board of Trustees, which are included in "Compensation of board members" on the Statement of Assets and Liabilities. Deferred amounts of the prior Deferred Compensation Plan are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Compensation Plan. The expense for the Deferred Compensation Plan, which includes any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
32	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class V	0.13
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2020, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.65% of the average daily net assets attributable to Class C shares of the Fund.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended April 30, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	17,063
Class C	—	1.00(b)	813
Class V	4.75	0.50 - 1.00(c)	98

Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020	33

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	March 1, 2020 through February 28, 2021	Prior to March 1, 2020
Class A	0.73%	0.76%
Advisor Class	0.53	0.56
Class C	1.38	1.41
Institutional Class	0.53	0.56
Institutional 2 Class	0.46	0.49
Institutional 3 Class	0.41	0.44
Class V	0.68	0.71
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,078,502,000	50,941,000	(15,882,000)	35,059,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
34	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $59,994,725 and $134,537,716, respectively, for the six months ended April 30, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2020.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended April 30, 2020.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020	35

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The coronavirus disease 2019 (COVID-19) public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of its employees and to assure the continuity of its business operations, the Investment Manager and its affiliates have implemented a work from home protocol for virtually all of its employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. The Investment Manager’s operations teams seek to operate without significant disruptions in service. Its pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. The Fund cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of the Investment Manager, its employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
36	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Municipal securities risk
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Shareholder concentration risk
At April 30, 2020, one unaffiliated shareholder of record owned 66.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020	37

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (“Program”). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the “Committee”). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
38	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2020

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR167_10_K01_(06/20)

SemiAnnual Report
April 30, 2020
Columbia Massachusetts Intermediate Municipal Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Massachusetts Intermediate Municipal Bond Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Massachusetts Intermediate Municipal Bond Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Massachusetts individual income tax, as is consistent with relative stability of principal.
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2012
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2019
Deborah Vargo
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended April 30, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	12/09/02	-2.08	1.05	1.76	2.61
	Including sales charges		-5.02	-1.95	1.14	2.30
Advisor Class*		03/19/13	-1.96	1.30	2.01	2.87
Class C	Excluding sales charges	12/09/02	-2.30	0.49	1.28	2.16
	Including sales charges		-3.27	-0.49	1.28	2.16
Institutional Class		06/14/93	-1.95	1.30	2.01	2.87
Institutional 2 Class*		03/01/16	-1.93	1.26	2.05	2.89
Institutional 3 Class*		03/01/17	-1.89	1.42	2.08	2.90
Class V	Excluding sales charges	06/26/00	-2.03	1.15	1.86	2.71
	Including sales charges		-6.67	-3.64	0.86	2.21
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			-0.80	2.40	2.82	3.58
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class V shares are shown with and without the maximum initial sales charge of 4.75%. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2020)
AAA rating	4.4
AA rating	52.5
A rating	22.8
BBB rating	17.6
BB rating	1.8
Not rated	0.9
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2019 — April 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	979.20	1,020.89	3.94	4.02	0.80
Advisor Class	1,000.00	1,000.00	980.40	1,022.13	2.71	2.77	0.55
Class C	1,000.00	1,000.00	977.00	1,018.65	6.14	6.27	1.25
Institutional Class	1,000.00	1,000.00	980.50	1,022.13	2.71	2.77	0.55
Institutional 2 Class	1,000.00	1,000.00	980.70	1,022.43	2.41	2.46	0.49
Institutional 3 Class	1,000.00	1,000.00	981.10	1,022.68	2.17	2.21	0.44
Class V	1,000.00	1,000.00	979.70	1,021.38	3.45	3.52	0.70
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2020	5

Portfolio of Investments
April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.0%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.0%
Massachusetts Health & Educational Facilities Authority(a),(b)
Revenue Bonds
Tufts University
Series 2012N-2 (Wells Fargo Bank)
08/15/2034	0.150%	100,000	100,000
Total Floating Rate Notes (Cost $100,000)			100,000

Municipal Bonds 96.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.9%
Massachusetts Port Authority(c)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2038	5.000%	1,000,000	1,143,410
Revenue Bonds
Series 2019C
07/01/2027	5.000%	1,865,000	2,270,153
07/01/2035	5.000%	2,000,000	2,386,000
Massachusetts Port Authority
Refunding Revenue Bonds
Series 2014C
07/01/2031	5.000%	1,900,000	2,136,189
Revenue Bonds
Series 2015A
07/01/2026	5.000%	600,000	703,632
Total			8,639,384
Charter Schools 1.7%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,800,000	1,902,960
International Charter School
Series 2015
04/15/2025	5.000%	500,000	528,545
04/15/2033	5.000%	1,335,000	1,404,901
Total			3,836,406
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Health Services 1.2%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Atrius Health
Series 2019A
06/01/2039	5.000%	2,480,000	2,755,503
Higher Education 21.2%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Babson College
Series 2015A
10/01/2025	5.000%	600,000	674,088
Boston University
Series 2006BB2
10/01/2037	4.000%	2,120,000	2,283,643
Brandeis University
Series 2018R
10/01/2035	5.000%	1,005,000	1,183,508
10/01/2036	5.000%	1,140,000	1,337,357
Series 2019
10/01/2036	5.000%	1,535,000	1,814,754
College of the Holy Cross
Series 2016A
09/01/2034	5.000%	500,000	584,995
Emerson College
Series 2017A
01/01/2033	5.000%	1,500,000	1,628,685
01/01/2034	5.000%	1,000,000	1,081,860
Harvard University Issue
Series 2020A
10/15/2028	5.000%	500,000	647,525
Simmons College
Series 2015K-1
10/01/2026	5.000%	3,005,000	3,315,687
10/01/2028	5.000%	1,100,000	1,204,049
Simmons University
Series 2018L
10/01/2034	5.000%	500,000	543,225
10/01/2035	5.000%	455,000	492,569
Suffolk University
Series 2019
07/01/2035	5.000%	870,000	916,597
Tufts University
Series 2015Q
08/15/2030	5.000%	1,000,000	1,179,070
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Western New England University
Series 2015
09/01/2032	5.000%	500,000	538,055
09/01/2033	5.000%	1,225,000	1,311,338
09/01/2034	5.000%	1,285,000	1,368,576
Woods Hole Oceanographic Institution
Series 2018
06/01/2036	5.000%	650,000	777,582
Worcester Polytechnic Institute
Series 2016
09/01/2034	5.000%	500,000	544,445
Series 2017
09/01/2037	5.000%	290,000	316,175
Revenue Bonds
Babson College
Series 2017
10/01/2032	5.000%	885,000	982,492
10/01/2033	5.000%	900,000	994,896
Bentley University
Series 2016
07/01/2035	4.000%	1,000,000	1,025,990
07/01/2036	4.000%	1,000,000	1,022,760
Boston University Issue
Series 2019DD (Mandatory Put 04/01/24)
10/01/2042	5.000%	1,000,000	1,111,270
Brandeis University
Series 2019S-2
10/01/2033	5.000%	1,150,000	1,376,400
Merrimack College
Series 2012A
07/01/2027	5.000%	1,075,000	1,098,822
Simmons College
Series 2006H
10/01/2033	5.250%	1,000,000	1,149,630
Series 2013J
10/01/2024	5.250%	500,000	542,420
10/01/2025	5.500%	450,000	489,965
Worcester Polytechnic Institute
Series 2019
09/01/2038	5.000%	865,000	958,100
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	3,000,000	3,507,510
Massachusetts Institute of Technology
Series 2002K
07/01/2022	5.500%	1,000,000	1,096,010
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northeastern University
Series 2008T-1
10/01/2028	5.000%	1,000,000	1,088,580
Series 2008T-2
10/01/2029	5.000%	4,045,000	4,403,306
University of Massachusetts Building Authority
Revenue Bonds
Senior Lien
Series 2020-1
11/01/2032	5.000%	2,000,000	2,524,680
Total			47,116,614
Hospital 18.4%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Caregroup
Series 2015H-1
07/01/2030	5.000%	1,170,000	1,298,993
Series 2016I
07/01/2033	5.000%	3,000,000	3,333,480
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	3,000,000	3,354,480
08/15/2034	5.000%	2,250,000	2,490,007
Partners Healthcare System
Series 2020
07/01/2037	5.000%	2,250,000	2,590,177
Series 2020 (Mandatory Put 01/31/30)
07/01/2050	5.000%	4,000,000	5,264,000
Partners HealthCare System
Series 2016
07/01/2031	5.000%	3,000,000	3,438,840
Series 2019A (AGM)
07/01/2034	5.000%	1,200,000	1,352,160
Series 2019O
12/01/2035	5.000%	175,000	201,716
UMass Memorial Healthcare
Series 2016I
07/01/2030	5.000%	2,295,000	2,466,276
Series 2017
07/01/2031	5.000%	1,000,000	1,076,640
Revenue Bonds
Baystate Medical Center
Series 2014N
07/01/2028	5.000%	1,000,000	1,107,870
07/01/2034	5.000%	1,500,000	1,628,415
Berkshire Health System
Series 2012G
10/01/2026	5.000%	1,200,000	1,244,304

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CareGroup
Series 2018J1
07/01/2036	5.000%	985,000	1,113,336
07/01/2037	5.000%	1,035,000	1,166,207
Children’s Hospital
Series 2014P
10/01/2031	5.000%	1,200,000	1,340,208
Milford Regional Medical Center
Series 2014F
07/15/2026	5.000%	315,000	324,170
Southcoast Health System Obligation Group
Series 2013
07/01/2027	5.000%	1,050,000	1,133,633
UMass Memorial Healthcare
Series 2011H
07/01/2026	5.125%	2,000,000	2,063,760
Unrefunded Revenue Bonds
Boston Medical Center
Series 2012
07/01/2027	5.250%	1,850,000	1,961,536
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical Center
Series 2007E
07/15/2022	5.000%	945,000	945,765
Total			40,895,973
Joint Power Authority 1.9%
Berkshire Wind Power Cooperative Corp.
Refunding Revenue Bonds
Berkshire Wind Project
Series 2017
07/01/2029	5.000%	1,000,000	1,225,180
Massachusetts Clean Energy Cooperative Corp.
Revenue Bonds
Municipal Lighting Plant Cooperative
Series 2013
07/01/2027	5.000%	2,720,000	2,995,101
Total			4,220,281
Local General Obligation 1.6%
City of Worcester
Limited General Obligation Bonds
Ballpark Project
Series 2020B
02/01/2029	4.000%	415,000	477,312
02/01/2031	4.000%	495,000	560,697
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Town of Sharon
Limited General Obligation Bonds
Series 2020
02/15/2029	5.000%	2,000,000	2,570,380
Total			3,608,389
Multi-Family 1.5%
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2033	5.000%	1,235,000	1,269,086
10/01/2034	5.000%	2,000,000	2,049,540
Total			3,318,626
Other Bond Issue 8.3%
Boston Housing Authority
Revenue Bonds
Capital Fund Program
Series 2008 (AGM)
04/01/2023	5.000%	1,855,000	1,860,695
04/01/2024	5.000%	3,240,000	3,249,947
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2014
05/01/2029	5.000%	1,000,000	1,145,150
05/01/2031	5.000%	1,000,000	1,134,690
Series 2017 (BAM)
05/01/2034	5.000%	500,000	594,075
05/01/2035	5.000%	500,000	591,835
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Broad Institute
Series 2017
04/01/2034	5.000%	2,500,000	2,996,950
04/01/2035	5.000%	2,350,000	2,806,229
Metropolitan Boston Transit Parking Corp.
Revenue Bonds
Series 2011
07/01/2025	5.000%	3,210,000	3,350,501
07/01/2027	5.000%	775,000	808,457
Total			18,538,529
Pool / Bond Bank 1.1%
Massachusetts Clean Water Trust (The)
Revenue Bonds
Green Bond
Series 2019
08/01/2038	5.000%	2,000,000	2,481,940

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prep School 0.5%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Dexter Southfield
Series 2015
05/01/2030	5.000%	1,035,000	1,177,447
Refunded / Escrowed 9.4%
Massachusetts Development Finance Agency
Prerefunded 07/01/22 Revenue Bonds
Boston Medical Center
Series 2012
07/01/2027	5.250%	1,845,000	2,020,736
Prerefunded 07/01/25 Revenue Bonds
Partners HealthCare System
Series 2015
07/01/2032	5.000%	2,795,000	3,358,808
Massachusetts School Building Authority
Prerefunded 10/15/21 Revenue Bonds
Series 2011B
10/15/2027	5.000%	2,000,000	2,125,400
Massachusetts State College Building Authority
Prerefunded 05/01/22 Revenue Bonds
Series 2012A
05/01/2029	5.000%	1,510,000	1,635,375
State Intercept
Series 2012A
05/01/2029	5.000%	1,490,000	1,613,715
Massachusetts State College Building Authority(d)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2028	0.000%	4,000,000	3,586,520
Massachusetts Water Resources Authority
Prerefunded 08/01/22 Revenue Bonds
Series 2012B
08/01/2028	5.000%	5,000,000	5,466,750
Puerto Rico Highway & Transportation Authority(e)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	1,075,000	1,176,179
Total			20,983,483
Retirement Communities 2.4%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-Berkshire Retirement Community
Series 2015
07/01/2031	5.000%	1,250,000	1,370,625
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Orchard Cove, Inc.
Series 2019
10/01/2039	4.000%	985,000	880,698
10/01/2039	5.000%	250,000	252,590
Massachusetts Development Finance Agency(f)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	1,500,000	1,357,320
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	1,500,000	1,362,315
Total			5,223,548
Sales Tax 8.0%
Massachusetts Bay Transportation Authority
Refunding Revenue Bonds
Senior Sales Tax Bonds
Series 2004B
07/01/2030	5.250%	1,770,000	2,274,893
Revenue Bonds
Series 2005B (NPFGC)
07/01/2023	5.500%	2,890,000	3,281,190
Series 2006A
07/01/2022	5.250%	3,500,000	3,815,840
Series 2008B
07/01/2023	5.000%	910,000	1,019,100
Massachusetts Bay Transportation Authority(d)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,000,000	2,454,630
07/01/2032	0.000%	5,105,000	3,772,748
Massachusetts School Building Authority
Revenue Bonds
Subordinated Series 2019A
02/15/2029	5.000%	1,000,000	1,280,460
Total			17,898,861
State Appropriated 0.4%
Massachusetts Development Finance Agency
Revenue Bonds
Visual & Performing Arts Project
Series 2000
08/01/2021	6.000%	925,000	956,246
State General Obligation 9.0%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2016I
12/01/2030	5.000%	3,000,000	3,649,200

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019G
09/01/2036	4.000%	2,000,000	2,296,180
Series 2020B
03/01/2032	4.000%	2,500,000	2,969,200
Limited General Obligation Refunding Bonds
Series 2004B
08/01/2020	5.250%	3,000,000	3,033,750
Series 2006B (AGM)
09/01/2022	5.250%	2,000,000	2,194,020
Unlimited General Obligation Refunding Bonds
Series 2004C (AMBAC)
12/01/2024	5.500%	5,000,000	5,951,750
Total			20,094,100
Transportation 0.8%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note
Revenue Bonds
Accelerated Bridge Program
Series 2019
06/15/2027	5.000%	1,400,000	1,703,072
Turnpike / Bridge / Toll Road 2.7%
Massachusetts Transportation Trust Fund Metropolitan Highway System
Refunding Revenue Bonds
Series 2019A
01/01/2035	5.000%	2,000,000	2,420,820
Subordinated Series 2019B
01/01/2030	5.000%	2,825,000	3,585,546
Total			6,006,366
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 2.8%
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 2007B (AGM / TCRS)
08/01/2023	5.250%	5,500,000	6,228,585
Total Municipal Bonds (Cost $209,905,495)			215,683,353

Money Market Funds 2.4%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.164%(g)	122,296	122,284
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.180%(g)	5,102,912	5,102,912
Total Money Market Funds (Cost $5,225,208)		5,225,196
Total Investments in Securities (Cost: $215,230,703)		221,008,549
Other Assets & Liabilities, Net		1,745,922
Net Assets		222,754,471

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2020.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Zero coupon bond.
(e)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2020, the total value of these securities amounted to $1,176,179, which represents 0.53% of total net assets.
(f)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2020, the total value of these securities amounted to $2,719,635, which represents 1.22% of total net assets.
(g)	The rate shown is the seven-day current annualized yield at April 30, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Abbreviation Legend  (continued)
TCRS	Transferable Custody Receipts
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	100,000	—	100,000
Municipal Bonds	—	215,683,353	—	215,683,353
Money Market Funds	5,225,196	—	—	5,225,196
Total Investments in Securities	5,225,196	215,783,353	—	221,008,549
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2020	11

Statement of Assets and Liabilities
April 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $215,230,703)	$221,008,549
Receivable for:
Capital shares sold	109,121
Interest	2,366,137
Expense reimbursement due from Investment Manager	617
Prepaid expenses	286
Trustees’ deferred compensation plan	74,132
Other assets	4,265
Total assets	223,563,107
Liabilities
Due to custodian	12,032
Payable for:
Capital shares purchased	223,574
Distributions to shareholders	456,737
Management services fees	2,862
Distribution and/or service fees	277
Transfer agent fees	23,156
Compensation of board members	608
Compensation of chief compliance officer	6
Other expenses	15,252
Trustees’ deferred compensation plan	74,132
Total liabilities	808,636
Net assets applicable to outstanding capital stock	$222,754,471
Represented by
Paid in capital	216,742,378
Total distributable earnings (loss)	6,012,093
Total - representing net assets applicable to outstanding capital stock	$222,754,471
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2020

Statement of Assets and Liabilities  (continued)
April 30, 2020 (Unaudited)
Class A
Net assets	$25,662,807
Shares outstanding	2,492,239
Net asset value per share	$10.30
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.62
Advisor Class
Net assets	$3,446,623
Shares outstanding	334,975
Net asset value per share	$10.29
Class C
Net assets	$2,776,310
Shares outstanding	269,712
Net asset value per share	$10.29
Institutional Class
Net assets	$178,668,190
Shares outstanding	17,350,587
Net asset value per share	$10.30
Institutional 2 Class
Net assets	$92,606
Shares outstanding	8,979
Net asset value per share	$10.31
Institutional 3 Class
Net assets	$160,894
Shares outstanding	15,549
Net asset value per share	$10.35
Class V
Net assets	$11,947,041
Shares outstanding	1,160,224
Net asset value per share	$10.30
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$10.81
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2020	13

Statement of Operations
Six Months Ended April 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$33,906
Interest	3,610,502
Total income	3,644,408
Expenses:
Management services fees	534,861
Distribution and/or service fees
Class A	32,518
Class C	15,592
Class V	9,356
Transfer agent fees
Class A	16,970
Advisor Class	2,099
Class C	2,033
Institutional Class	118,914
Institutional 2 Class	130
Institutional 3 Class	15
Class V	8,137
Compensation of board members	8,245
Custodian fees	943
Printing and postage fees	5,998
Registration fees	13,106
Audit fees	14,660
Legal fees	2,471
Compensation of chief compliance officer	40
Other	6,949
Total expenses	793,037
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(107,583)
Fees waived by distributor
Class C	(4,675)
Total net expenses	680,779
Net investment income	2,963,629
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	170,520
Net realized gain	170,520
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(7,782,739)
Net change in unrealized appreciation (depreciation)	(7,782,739)
Net realized and unrealized loss	(7,612,219)
Net decrease in net assets resulting from operations	$(4,648,590)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations
Net investment income	$2,963,629	$6,373,698
Net realized gain	170,520	135,560
Net change in unrealized appreciation (depreciation)	(7,782,739)	10,274,380
Net increase (decrease) in net assets resulting from operations	(4,648,590)	16,783,638
Distributions to shareholders
Net investment income and net realized gains
Class A	(325,025)	(605,638)
Advisor Class	(44,214)	(94,143)
Class C	(32,249)	(124,550)
Institutional Class	(2,505,363)	(5,585,067)
Institutional 2 Class	(5,245)	(7,633)
Institutional 3 Class	(2,103)	(3,827)
Class V	(162,629)	(486,871)
Total distributions to shareholders	(3,076,828)	(6,907,729)
Increase in net assets from capital stock activity	8,811,344	2,136,522
Total increase in net assets	1,085,926	12,012,431
Net assets at beginning of period	221,668,545	209,656,114
Net assets at end of period	$222,754,471	$221,668,545
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2020	15

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2020 (Unaudited)		October 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	337,217	3,593,256	718,754	7,578,798
Distributions reinvested	28,593	303,480	53,157	556,718
Redemptions	(125,026)	(1,334,712)	(393,920)	(4,102,662)
Net increase	240,784	2,562,024	377,991	4,032,854
Advisor Class
Subscriptions	55,347	576,255	95,742	995,390
Distributions reinvested	4,159	44,080	8,966	93,827
Redemptions	(24,216)	(242,802)	(57,794)	(600,647)
Net increase	35,290	377,533	46,914	488,570
Class C
Subscriptions	9,084	97,394	51,432	533,573
Distributions reinvested	2,703	28,696	10,287	107,255
Redemptions	(68,350)	(728,458)	(304,166)	(3,186,747)
Net decrease	(56,563)	(602,368)	(242,447)	(2,545,919)
Institutional Class
Subscriptions	2,155,732	22,960,824	2,953,295	30,814,296
Distributions reinvested	16,250	172,488	37,995	397,613
Redemptions	(1,509,655)	(15,903,262)	(2,660,096)	(27,672,739)
Net increase	662,327	7,230,050	331,194	3,539,170
Institutional 2 Class
Subscriptions	4,313	46,398	33,721	352,716
Distributions reinvested	478	5,095	689	7,317
Redemptions	(34,078)	(361,218)	(145)	(1,538)
Net increase (decrease)	(29,287)	(309,725)	34,265	358,495
Institutional 3 Class
Subscriptions	3,459	37,117	1,073	11,497
Distributions reinvested	184	1,960	332	3,492
Redemptions	(26)	(271)	(41)	(429)
Net increase	3,617	38,806	1,364	14,560
Class V
Subscriptions	3,385	35,932	30,690	320,390
Distributions reinvested	8,780	93,184	23,185	242,624
Redemptions	(57,954)	(614,092)	(404,470)	(4,314,222)
Net decrease	(45,789)	(484,976)	(350,595)	(3,751,208)
Total net increase	810,379	8,811,344	198,686	2,136,522
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2020

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Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2020	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2020 (Unaudited)	$10.65	0.13	(0.35)	(0.22)	(0.12)	(0.01)	(0.13)
Year Ended 10/31/2019	$10.17	0.29	0.51	0.80	(0.29)	(0.03)	(0.32)
Year Ended 10/31/2018	$10.62	0.28	(0.42)	(0.14)	(0.28)	(0.03)	(0.31)
Year Ended 10/31/2017	$10.88	0.29	(0.19)	0.10	(0.29)	(0.07)	(0.36)
Year Ended 10/31/2016	$10.93	0.31	(0.05)	0.26	(0.31)	(0.00)(f)	(0.31)
Year Ended 10/31/2015	$11.01	0.32	(0.08)	0.24	(0.32)	—	(0.32)
Advisor Class
Six Months Ended 4/30/2020 (Unaudited)	$10.64	0.14	(0.34)	(0.20)	(0.14)	(0.01)	(0.15)
Year Ended 10/31/2019	$10.16	0.31	0.51	0.82	(0.31)	(0.03)	(0.34)
Year Ended 10/31/2018	$10.61	0.31	(0.43)	(0.12)	(0.30)	(0.03)	(0.33)
Year Ended 10/31/2017	$10.87	0.32	(0.20)	0.12	(0.31)	(0.07)	(0.38)
Year Ended 10/31/2016	$10.92	0.33	(0.05)	0.28	(0.33)	(0.00)(f)	(0.33)
Year Ended 10/31/2015	$11.01	0.35	(0.09)	0.26	(0.35)	—	(0.35)
Class C
Six Months Ended 4/30/2020 (Unaudited)	$10.64	0.10	(0.34)	(0.24)	(0.10)	(0.01)	(0.11)
Year Ended 10/31/2019	$10.16	0.24	0.51	0.75	(0.24)	(0.03)	(0.27)
Year Ended 10/31/2018	$10.62	0.24	(0.44)	(0.20)	(0.23)	(0.03)	(0.26)
Year Ended 10/31/2017	$10.88	0.24	(0.19)	0.05	(0.24)	(0.07)	(0.31)
Year Ended 10/31/2016	$10.93	0.26	(0.05)	0.21	(0.26)	(0.00)(f)	(0.26)
Year Ended 10/31/2015	$11.01	0.27	(0.08)	0.19	(0.27)	—	(0.27)
Institutional Class
Six Months Ended 4/30/2020 (Unaudited)	$10.65	0.14	(0.34)	(0.20)	(0.14)	(0.01)	(0.15)
Year Ended 10/31/2019	$10.17	0.31	0.51	0.82	(0.31)	(0.03)	(0.34)
Year Ended 10/31/2018	$10.62	0.31	(0.43)	(0.12)	(0.30)	(0.03)	(0.33)
Year Ended 10/31/2017	$10.88	0.32	(0.20)	0.12	(0.31)	(0.07)	(0.38)
Year Ended 10/31/2016	$10.93	0.33	(0.05)	0.28	(0.33)	(0.00)(f)	(0.33)
Year Ended 10/31/2015	$11.02	0.35	(0.09)	0.26	(0.35)	—	(0.35)
Institutional 2 Class
Six Months Ended 4/30/2020 (Unaudited)	$10.66	0.14	(0.34)	(0.20)	(0.14)	(0.01)	(0.15)
Year Ended 10/31/2019	$10.18	0.32	0.51	0.83	(0.32)	(0.03)	(0.35)
Year Ended 10/31/2018	$10.64	0.31	(0.43)	(0.12)	(0.31)	(0.03)	(0.34)
Year Ended 10/31/2017	$10.90	0.32	(0.19)	0.13	(0.32)	(0.07)	(0.39)
Year Ended 10/31/2016(g)	$11.03	0.23	(0.13)	0.10	(0.23)	—	(0.23)
Institutional 3 Class
Six Months Ended 4/30/2020 (Unaudited)	$10.70	0.15	(0.35)	(0.20)	(0.14)	(0.01)	(0.15)
Year Ended 10/31/2019	$10.22	0.33	0.50	0.83	(0.32)	(0.03)	(0.35)
Year Ended 10/31/2018	$10.67	0.32	(0.42)	(0.10)	(0.32)	(0.03)	(0.35)
Year Ended 10/31/2017(h)	$10.56	0.22	0.11(i)	0.33	(0.22)	—	(0.22)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2020 (Unaudited)	$10.30	(2.08%)	0.90%(c)	0.80%(c)	2.40%(c)	9%	$25,663
Year Ended 10/31/2019	$10.65	7.92%	0.90%	0.80%(d)	2.75%	15%	$23,968
Year Ended 10/31/2018	$10.17	(1.36%)	0.90%	0.81%(d)	2.72%	13%	$19,046
Year Ended 10/31/2017	$10.62	0.95%	0.90%(e)	0.78%(d),(e)	2.74%	5%	$18,512
Year Ended 10/31/2016	$10.88	2.34%	0.96%	0.81%(d)	2.77%	16%	$27,398
Year Ended 10/31/2015	$10.93	2.21%	0.97%	0.81%(d)	2.93%	8%	$23,583
Advisor Class
Six Months Ended 4/30/2020 (Unaudited)	$10.29	(1.96%)	0.65%(c)	0.55%(c)	2.65%(c)	9%	$3,447
Year Ended 10/31/2019	$10.64	8.19%	0.65%	0.55%(d)	3.00%	15%	$3,188
Year Ended 10/31/2018	$10.16	(1.12%)	0.65%	0.56%(d)	2.97%	13%	$2,568
Year Ended 10/31/2017	$10.61	1.20%	0.66%(e)	0.54%(d),(e)	2.98%	5%	$3,502
Year Ended 10/31/2016	$10.87	2.60%	0.71%	0.56%(d)	3.02%	16%	$3,804
Year Ended 10/31/2015	$10.92	2.38%	0.72%	0.56%(d)	3.19%	8%	$2,959
Class C
Six Months Ended 4/30/2020 (Unaudited)	$10.29	(2.30%)	1.65%(c)	1.25%(c)	1.96%(c)	9%	$2,776
Year Ended 10/31/2019	$10.64	7.44%	1.65%	1.25%(d)	2.32%	15%	$3,472
Year Ended 10/31/2018	$10.16	(1.90%)	1.65%	1.26%(d)	2.27%	13%	$5,780
Year Ended 10/31/2017	$10.62	0.50%	1.66%(e)	1.24%(d),(e)	2.29%	5%	$7,470
Year Ended 10/31/2016	$10.88	1.88%	1.71%	1.26%(d)	2.32%	16%	$10,315
Year Ended 10/31/2015	$10.93	1.76%	1.72%	1.26%(d)	2.48%	8%	$9,790
Institutional Class
Six Months Ended 4/30/2020 (Unaudited)	$10.30	(1.95%)	0.65%(c)	0.55%(c)	2.65%(c)	9%	$178,668
Year Ended 10/31/2019	$10.65	8.19%	0.65%	0.55%(d)	3.01%	15%	$177,665
Year Ended 10/31/2018	$10.17	(1.11%)	0.65%	0.56%(d)	2.97%	13%	$166,289
Year Ended 10/31/2017	$10.62	1.20%	0.66%(e)	0.54%(d),(e)	2.98%	5%	$199,199
Year Ended 10/31/2016	$10.88	2.60%	0.71%	0.56%(d)	3.03%	16%	$235,472
Year Ended 10/31/2015	$10.93	2.38%	0.72%	0.56%(d)	3.18%	8%	$235,129
Institutional 2 Class
Six Months Ended 4/30/2020 (Unaudited)	$10.31	(1.93%)	0.58%(c)	0.49%(c)	2.71%(c)	9%	$93
Year Ended 10/31/2019	$10.66	8.25%	0.59%	0.49%	3.03%	15%	$408
Year Ended 10/31/2018	$10.18	(1.15%)	0.57%	0.50%	3.01%	13%	$41
Year Ended 10/31/2017	$10.64	1.28%	0.56%(e)	0.47%(e)	3.05%	5%	$10
Year Ended 10/31/2016(g)	$10.90	0.86%	0.59%(c)	0.47%(c)	3.07%(c)	16%	$10
Institutional 3 Class
Six Months Ended 4/30/2020 (Unaudited)	$10.35	(1.89%)	0.54%(c)	0.44%(c)	2.75%(c)	9%	$161
Year Ended 10/31/2019	$10.70	8.28%	0.54%	0.44%	3.12%	15%	$128
Year Ended 10/31/2018	$10.22	(0.99%)	0.54%	0.45%	3.08%	13%	$108
Year Ended 10/31/2017(h)	$10.67	3.10%	0.55%(c)	0.45%(c)	3.21%(c)	5%	$110
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2020	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class V
Six Months Ended 4/30/2020 (Unaudited)	$10.65	0.13	(0.34)	(0.21)	(0.13)	(0.01)	(0.14)
Year Ended 10/31/2019	$10.17	0.30	0.51	0.81	(0.30)	(0.03)	(0.33)
Year Ended 10/31/2018	$10.62	0.29	(0.42)	(0.13)	(0.29)	(0.03)	(0.32)
Year Ended 10/31/2017	$10.88	0.30	(0.19)	0.11	(0.30)	(0.07)	(0.37)
Year Ended 10/31/2016	$10.93	0.32	(0.05)	0.27	(0.32)	(0.00)(f)	(0.32)
Year Ended 10/31/2015	$11.02	0.33	(0.09)	0.24	(0.33)	—	(0.33)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Class V
10/31/2017	0.03%	0.02%	0.02%	0.02%	0.02%	0.02%

(f)	Rounds to zero.
(g)	Institutional 2 Class shares commenced operations on March 1, 2016. Per share data and total return reflect activity from that date.
(h)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(i)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class V
Six Months Ended 4/30/2020 (Unaudited)	$10.30	(2.03%)	0.80%(c)	0.70%(c)	2.51%(c)	9%	$11,947
Year Ended 10/31/2019	$10.65	8.03%	0.80%	0.70%(d)	2.86%	15%	$12,839
Year Ended 10/31/2018	$10.17	(1.26%)	0.80%	0.71%(d)	2.82%	13%	$15,825
Year Ended 10/31/2017	$10.62	1.05%	0.81%(e)	0.69%(d),(e)	2.83%	5%	$17,934
Year Ended 10/31/2016	$10.88	2.45%	0.86%	0.71%(d)	2.88%	16%	$18,697
Year Ended 10/31/2015	$10.93	2.22%	0.87%	0.71%(d)	3.03%	8%	$19,185
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2020	21

Notes to Financial Statements
April 30, 2020 (Unaudited)
Note 1. Organization
Columbia Massachusetts Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
22	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2020 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.07
Institutional 3 Class	0.02
Class V	0.13
24	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2020, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended April 30, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	1,597
Class C	—	1.00(b)	—
Class V	4.75	0.50 - 1.00(c)	—

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	March 1, 2020 through February 28, 2021	Prior to March 1, 2020
Class A	0.81%	0.81%
Advisor Class	0.56	0.56
Class C	1.56	1.56
Institutional Class	0.56	0.56
Institutional 2 Class	0.50	0.49
Institutional 3 Class	0.45	0.44
Class V	0.71	0.71
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution and service fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
215,231,000	8,213,000	(2,435,000)	5,778,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
26	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $29,630,010 and $20,795,363, respectively, for the six months ended April 30, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2020.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended April 30, 2020.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The coronavirus disease 2019 (COVID-19) public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of its employees and to assure the continuity of its business operations, the Investment Manager and its affiliates have implemented a work from home protocol for virtually all of its employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. The Investment Manager’s operations teams
28	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
seek to operate without significant disruptions in service. Its pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. The Fund cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of the Investment Manager, its employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At April 30, 2020, one unaffiliated shareholder of record owned 76.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2020	29

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (“Program”). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the “Committee”). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
30	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2020

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Columbia Massachusetts Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR191_10_K01_(06/20)

SemiAnnual Report
April 30, 2020
Columbia Strategic New York Municipal Income Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic New York Municipal Income Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Strategic New York Municipal Income Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, with a focus on income exempt from federal income tax and New York individual income tax and capital appreciation.
Portfolio management
Douglas White, CFA
Lead Portfolio Manager
Managed Fund since 2018
Catherine Stienstra
Portfolio Manager
Managed Fund since 2010
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2016
Average annual total returns (%) (for the period ended April 30, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/26/86	-4.45	-0.75	2.23	3.69
	Including sales charges		-7.27	-3.75	1.62	3.38
Advisor Class*		03/19/13	-4.34	-0.51	2.51	3.88
Class C	Excluding sales charges	08/01/97	-4.80	-1.34	1.77	3.21
	Including sales charges		-5.73	-2.29	1.77	3.21
Institutional Class*		09/01/11	-4.47	-0.65	2.48	3.90
Institutional 2 Class*		11/08/12	-4.48	-0.64	2.50	3.89
Institutional 3 Class*		03/01/17	-4.44	-0.59	2.40	3.78
Bloomberg Barclays New York Municipal Bond Index			-2.01	1.17	2.75	3.63
Bloomberg Barclays Municipal Bond Index			-1.33	2.16	3.04	3.89
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays New York Municipal Bond Index is a subset of the Barclays Municipal Bond Index consisting solely of bonds issued by obligors located in the state of New York.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2020)
AAA rating	2.1
AA rating	43.4
A rating	35.3
BBB rating	11.8
BB rating	0.8
B rating	0.9
Not rated	5.7
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2019 — April 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	955.50	1,020.89	3.89	4.02	0.80
Advisor Class	1,000.00	1,000.00	956.60	1,022.13	2.68	2.77	0.55
Class C	1,000.00	1,000.00	952.00	1,018.65	6.07	6.27	1.25
Institutional Class	1,000.00	1,000.00	955.30	1,022.13	2.67	2.77	0.55
Institutional 2 Class	1,000.00	1,000.00	955.20	1,022.23	2.58	2.66	0.53
Institutional 3 Class	1,000.00	1,000.00	955.60	1,022.43	2.38	2.46	0.49
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020	5

Portfolio of Investments
April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 1.1%
New York City Industrial Development Agency(a)
Refunding Revenue Bonds
Trips Obligated Group
Series 2012A
07/01/2028	5.000%	2,000,000	2,023,660
Airport 0.3%
Niagara Frontier Transportation Authority(a)
Refunding Revenue Bonds
Buffalo Niagara International Airport
Series 2019
04/01/2039	5.000%	525,000	603,382
Charter Schools 1.5%
Build NYC Resource Corp.
Revenue Bonds
Bronx Charter School for Excellence
Series 2013
04/01/2033	5.000%	1,000,000	1,014,420
International Leadership Charter School
Series 2013
07/01/2033	5.750%	1,500,000	1,452,825
Build NYC Resource Corp.(b)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	265,000	254,442
Total			2,721,687
Disposal 0.9%
New York State Environmental Facilities Corp.(a),(b)
Revenue Bonds
Casella Waste Systems, Inc.
Series 2019 (Mandatory Put 12/03/29)
12/01/2044	2.875%	2,000,000	1,709,820
Health Services 0.9%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2040	5.000%	1,500,000	1,636,545
Higher Education 7.8%
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2043	5.000%	1,000,000	1,125,570
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Manhattan College Project
Series 2017
08/01/2042	4.000%	750,000	781,103
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2033	5.000%	230,000	243,920
07/01/2034	5.000%	500,000	529,005
New York State Dormitory Authority
Refunding Revenue Bonds
Fordham University
Series 2017
07/01/2035	4.000%	1,000,000	1,060,910
New School
Series 2015A
07/01/2050	5.000%	1,500,000	1,620,525
Pratt Institute
Series 2015A
07/01/2044	5.000%	1,000,000	1,070,700
St. John’s University
Series 2015A
07/01/2037	5.000%	1,000,000	1,075,560
Teacher’s College
Series 2017
07/01/2033	4.000%	500,000	553,070
Revenue Bonds
Columbia University
Series 2017
10/01/2047	5.000%	1,000,000	1,566,350
New York University
Series 2019A
07/01/2042	5.000%	1,000,000	1,212,840
Rochester Institute of Technology
Series 2019
07/01/2049	5.000%	1,250,000	1,487,387
St. John’s University
Series 2007C (NPFGC)
07/01/2026	5.250%	1,205,000	1,385,087
Troy Capital Resource Corp.(c)
Refunding Revenue Bonds
Forward Delivery - Rensselaer Polytechnic Institute Project
Series 2020
09/01/2038	5.000%	250,000	305,700
Total			14,017,727
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 12.5%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2040	5.000%	1,000,000	1,090,530
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2029	5.000%	225,000	247,532
07/01/2030	5.000%	180,000	197,321
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
University of Rochester Project
Series 2017
07/01/2037	4.000%	500,000	538,325
Nassau County Local Economic Assistance Corp.
Revenue Bonds
Catholic Health Services-Long Island
Series 2014
07/01/2032	5.000%	750,000	820,830
New York State Dormitory Authority
Refunding Revenue Bonds
Catholic Health System Obligation Group
Series 2019
07/01/2040	4.000%	350,000	365,355
07/01/2041	5.000%	695,000	771,589
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2047	4.000%	500,000	531,405
Montefiore Obligated Group
Series 2020A
09/01/2050	4.000%	2,000,000	1,868,460
Montefiore Obligation Group
Series 2018
08/01/2035	5.000%	350,000	369,036
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2037	5.000%	2,000,000	2,168,420
NYU Hospitals Center
Series 2014
07/01/2036	5.000%	1,000,000	1,080,690
Series 2016
07/01/2040	4.000%	1,000,000	1,034,340
Revenue Bonds
Memorial Sloan Kettering Cancer Center
Series 2019
07/01/2039	5.000%	2,325,000	2,737,943
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
NYU Langone Hospitals Obligated Group
Series 2020A
07/01/2050	4.000%	4,000,000	4,038,920
Unrefunded Revenue Bonds
University of Rochester
Series 2009
07/01/2039	5.125%	130,000	130,385
New York State Dormitory Authority(b)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2037	5.000%	400,000	432,156
Suffolk County Economic Development Corp.
Unrefunded Revenue Bonds
Catholic Health Services
Series 2011
07/01/2028	5.000%	2,990,000	3,087,713
Westchester County Healthcare Corp.
Unrefunded Revenue Bonds
Senior Lien
Series 2010C-2
11/01/2037	6.125%	205,000	209,205
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2037	3.750%	1,000,000	981,820
Total			22,701,975
Human Service Provider 0.4%
Dutchess County Local Development Corp.
Revenue Bonds
Anderson Center Services, Inc. Project
Series 2010
10/01/2030	6.000%	800,000	803,272
Independent Power 0.2%
Suffolk County Industrial Development Agency(a)
Revenue Bonds
Nissequogue Cogen Partners Facility
Series 1998
01/01/2023	5.500%	420,000	423,318
Joint Power Authority 0.9%
New York Power Authority(c)
Refunding Revenue Bonds
Series 2020A
11/15/2050	4.000%	1,000,000	1,092,560
11/15/2055	4.000%	500,000	537,530
Total			1,630,090

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local Appropriation 0.6%
Suffolk County Judicial Facilities Agency
Revenue Bonds
H. Lee Dennison Building
Series 2013
11/01/2025	5.000%	1,000,000	1,102,940
Local General Obligation 11.1%
City of New York
Unlimited General Obligation Bonds
Series 2016B1
12/01/2032	5.000%	500,000	588,700
Series 2017B-1
10/01/2041	4.000%	1,000,000	1,059,470
Subordinated Series 2018F-1
04/01/2043	5.000%	4,000,000	4,602,440
Subordinated Series 2019A-1
08/01/2041	5.000%	3,000,000	3,531,330
Unlimited General Obligation Refunding Bonds
Fiscal 2015
Series 2014A
08/01/2031	5.000%	500,000	565,250
City of Poughkeepsie
Limited General Obligation Refunding Bonds
Series 2019
06/01/2031	5.000%	600,000	610,692
City of Syracuse(a)
Unlimited General Obligation Bonds
Airport Terminal Security Access Improvement
Series 2011
11/01/2036	5.000%	1,750,000	1,830,762
County of Erie
Limited General Obligation Bonds
Public Improvement
Series 2015A
09/15/2028	5.000%	275,000	326,156
County of Nassau
Limited General Obligation Bonds
General Improvement
Series 2018B (AGM)
07/01/2034	5.000%	2,000,000	2,408,840
Series 2017B
04/01/2037	5.000%	2,000,000	2,229,480
Limited General Obligation Notes
Series 2019A (AGM)
04/01/2046	5.000%	1,000,000	1,179,010
Limited General Obligation Refunding Bonds
Series 2016A
01/01/2038	5.000%	1,000,000	1,104,020
Total			20,036,150
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 12.4%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2045	5.000%	500,000	581,970
Housing Development Corp.
Revenue Bonds
Gateway Apartments
Series 2009A
09/15/2025	4.500%	160,000	160,845
Sustainable Neighborhood
Series 2017G
11/01/2047	3.700%	2,000,000	2,048,180
New York City Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2039	3.800%	1,500,000	1,572,030
11/01/2049	3.650%	1,000,000	1,024,850
Revenue Bonds
Series 2018K
11/01/2048	4.000%	1,000,000	1,030,420
Sustainable Development Bonds
Series 2020A
02/01/2050	2.800%	4,000,000	3,904,320
Sustainable Neighborhood
Series 2019
11/01/2049	3.250%	4,000,000	4,026,560
New York State Dormitory Authority
Revenue Bonds
State University of New York
Series 2019
07/01/2049	4.000%	500,000	510,355
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2042	3.650%	750,000	773,790
Series 2019D
11/01/2044	3.700%	1,000,000	1,037,240
Climate Bond Certified/Sustainability Bonds
Series 2019
11/01/2044	3.150%	840,000	843,024
Green Bond
Series 2017H
11/01/2047	3.650%	1,360,000	1,391,783
Series 2017L (GNMA)
11/01/2037	3.300%	540,000	558,058

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sustainability Bonds
Series 2019I
11/01/2039	3.000%	800,000	810,976
Onondaga Civic Development Corp.
Revenue Bonds
Upstate Properties Development, Inc.
Series 2011
12/01/2041	5.250%	1,945,000	2,071,133
Total			22,345,534
Municipal Power 3.3%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2044	5.000%	1,000,000	1,110,720
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2045	5.000%	1,380,000	1,557,854
General
Series 2017
09/01/2047	5.000%	1,000,000	1,125,870
Series 2012A
09/01/2037	5.000%	1,000,000	1,070,940
Series 2018
09/01/2038	5.000%	1,000,000	1,161,640
Total			6,027,024
Nursing Home 0.7%
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
St. Ann’s Community Project
Series 2019
01/01/2050	5.000%	1,500,000	1,217,340
Other Industrial Development Bond 0.2%
New York Liberty Development Corp.
Revenue Bonds
Goldman Sachs Headquarters
Series 2007
10/01/2037	5.500%	260,000	332,849
Pool / Bond Bank 0.0%
New York State Dormitory Authority
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	15,000	15,045
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 9.0%
Port Authority of New York & New Jersey(a)
Refunding Revenue Bonds
193rd Series 2015
10/15/2035	5.000%	3,135,000	3,512,423
Consolidated 186th
Series 2014
10/15/2044	5.000%	1,000,000	1,096,960
Consolidated 197th
Series 2016-197
11/15/2036	5.000%	1,000,000	1,137,160
Consolidated 206th
Series 2017-206
11/15/2047	5.000%	1,000,000	1,097,980
Series 2018-207
09/15/2043	4.000%	1,500,000	1,510,620
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 211th
Series 2018
09/01/2043	4.000%	3,000,000	3,151,080
Revenue Bonds
Consolidated 85th
Series 1993
03/01/2028	5.375%	2,000,000	2,301,320
Consolidated 93rd
Series 1994
06/01/2094	6.125%	2,250,000	2,537,955
Total			16,345,498
Prep School 1.0%
Build NYC Resource Corp.
Refunding Revenue Bonds
Series 2015
06/01/2033	5.000%	500,000	546,620
06/01/2035	5.000%	700,000	761,621
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2036	5.000%	500,000	572,015
Total			1,880,256
Recreation 2.0%
Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2040	5.000%	900,000	1,019,277

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Industrial Development Agency
Revenue Bonds
Pilot-Yankee Stadium
Series 2009 (AGM)
03/01/2049	7.000%	250,000	252,435
New York City Trust for Cultural Resources
Refunding Revenue Bonds
American Museum of Natural History
Series 2014S
07/01/2041	5.000%	2,000,000	2,276,300
Total			3,548,012
Refunded / Escrowed 0.7%
Suffolk County Economic Development Corp.
Prerefunded 12/01/40 Revenue Bonds
Peconic Landing Southold
Series 2010
12/01/2040	6.000%	1,225,000	1,261,676
Resource Recovery 1.1%
Build NYC Resource Corp.(a),(b)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2035	5.000%	750,000	762,338
Jefferson County Industrial Development Agency(a),(b)
Revenue Bonds
ReEnergy Black River LLC P
Series 2019
01/01/2024	5.250%	1,280,000	1,194,214
Total			1,956,552
Retirement Communities 3.0%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jeffersons Ferry Project
Series 2016
11/01/2036	5.250%	750,000	774,322
Suffolk County Economic Development Corp.(c)
Refunding Revenue Bonds
Peconic Landing at Southhold, Inc.
Series 2020
12/01/2040	5.000%	1,540,000	1,345,575
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2044	5.000%	1,655,000	1,657,350
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ulster County Capital Resource Corp.(b)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2047	5.250%	500,000	407,440
09/15/2053	5.250%	1,000,000	796,460
Westchester County Local Development Corp.
Refunding Revenue Bonds
Miriam Osborn Memorial Home Association Project
Series 2019
07/01/2042	5.000%	450,000	466,128
Total			5,447,275
Sales Tax 1.3%
Nassau County Interim Finance Authority
Unrefunded Revenue Bonds
Sales Tax Secured
Series 2009
11/15/2024	5.000%	15,000	15,045
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2018E
03/15/2048	5.000%	2,000,000	2,310,080
Total			2,325,125
Single Family 1.2%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2019-217
04/01/2039	3.625%	500,000	527,575
State of New York Mortgage Agency(a)
Refunding Revenue Bonds
Series 2019-218
04/01/2033	3.600%	1,000,000	1,042,360
04/01/2038	3.850%	500,000	519,630
Total			2,089,565
Special Non Property Tax 5.5%
Metropolitan Transportation Authority(d)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,500,000	1,454,150
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2019
11/01/2037	4.000%	2,000,000	2,182,260
New York City Transitional Finance Authority Building Aid
Refunding Revenue Bonds
Subordinated Series 2018S-3A
07/15/2037	5.000%	2,000,000	2,334,280

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2045	5.000%	1,500,000	1,552,800
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2018A
03/15/2038	5.250%	2,000,000	2,401,000
Total			9,924,490
Special Property Tax 0.8%
Glen Cove Local Economic Assistance Corp.
Refunding Revenue Bonds
Garview Point Public Improvement Project
Series 2016
01/01/2056	5.000%	1,000,000	930,980
New York Liberty Development Corp.
Refunding Revenue Bonds
Bank of America Tower at One Bryant Park Project
Series 2019
09/15/2069	2.800%	500,000	464,235
Total			1,395,215
Student Loan 0.0%
State of New York Mortgage Agency
Revenue Bonds
New York State Higher Education Finance
Series 2009
11/01/2026	4.750%	75,000	75,060
Tobacco 3.3%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2034	5.000%	1,000,000	1,002,150
New York Counties Tobacco Trust VI
Refunding Revenue Bonds
Tobacco Settlement Pass-Through
Series 2016
06/01/2051	5.000%	2,000,000	1,868,660
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2041	5.000%	3,000,000	3,115,140
Total			5,985,950
Transportation 6.7%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2017D
11/15/2035	5.000%	1,330,000	1,332,594
11/15/2042	4.000%	2,000,000	1,822,840
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2041	5.000%	1,000,000	1,001,530
Series 2020A-1
11/15/2048	5.000%	2,000,000	2,004,660
Series 2005B (AMBAC)
11/15/2023	5.250%	1,250,000	1,263,200
Transportation
Series 2014B
11/15/2044	5.000%	2,000,000	2,002,140
Series 2015B
11/15/2040	5.000%	1,675,000	1,677,177
Transportation Program
Subordinated Series 2015A-1
11/15/2045	5.000%	1,000,000	1,001,300
Total			12,105,441
Turnpike / Bridge / Toll Road 3.8%
New York State Thruway Authority
Revenue Bonds
Series 2014J
01/01/2041	5.000%	3,000,000	3,280,860
Series 2019B
01/01/2045	4.000%	2,415,000	2,486,581
Series 2020N
01/01/2044	4.000%	1,000,000	1,040,250
Total			6,807,691
Water & Sewer 4.4%
New York City Water & Sewer System
Revenue Bonds
Series 2017
06/15/2048	5.000%	4,000,000	4,582,880
Series 2019DD-1
06/15/2049	5.000%	2,000,000	2,325,140
Niagara Falls Public Water Authority
Revenue Bonds
Series 2013A
07/15/2029	5.000%	1,000,000	1,111,910
Total			8,019,930
Total Municipal Bonds (Cost $179,390,259)			178,516,094

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020	11

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Short Term 1.1%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Transportation 1.1%
Metropolitan Transportation Authority(e)
Revenue Notes
Series 2019B-2
05/15/2020	4.000%	2,000,000	1,996,429
Total Municipal Short Term (Cost $1,996,410)			1,996,429

Money Market Funds 0.6%
	Shares	Value ($)
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.180%(f)	1,000,078	1,000,078
Total Money Market Funds (Cost $1,000,078)		1,000,078
Total Investments in Securities (Cost: $182,386,747)		181,512,601
Other Assets & Liabilities, Net		(557,839)
Net Assets		180,954,762
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2020, the total value of these securities amounted to $5,556,870, which represents 3.07% of total net assets.
(c)	Represents a security purchased on a when-issued basis.
(d)	Zero coupon bond.
(e)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(f)	The rate shown is the seven-day current annualized yield at April 30, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Municipal Bonds	—	178,516,094	—	178,516,094
Municipal Short Term	—	1,996,429	—	1,996,429
Money Market Funds	1,000,078	—	—	1,000,078
Total Investments in Securities	1,000,078	180,512,523	—	181,512,601
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020	13

Statement of Assets and Liabilities
April 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $182,386,747)	$181,512,601
Cash	1,911
Receivable for:
Investments sold	2,262,125
Capital shares sold	411,427
Interest	2,481,221
Expense reimbursement due from Investment Manager	278
Prepaid expenses	248
Trustees’ deferred compensation plan	62,788
Other assets	126
Total assets	186,732,725
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	3,616,060
Capital shares purchased	1,643,481
Distributions to shareholders	422,285
Management services fees	2,350
Distribution and/or service fees	1,064
Transfer agent fees	12,408
Compensation of board members	650
Compensation of chief compliance officer	7
Other expenses	16,870
Trustees’ deferred compensation plan	62,788
Total liabilities	5,777,963
Net assets applicable to outstanding capital stock	$180,954,762
Represented by
Paid in capital	180,908,100
Total distributable earnings (loss)	46,662
Total - representing net assets applicable to outstanding capital stock	$180,954,762
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020

Statement of Assets and Liabilities  (continued)
April 30, 2020 (Unaudited)
Class A
Net assets	$108,727,273
Shares outstanding	15,389,442
Net asset value per share	$7.07
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$7.29
Advisor Class
Net assets	$5,087,996
Shares outstanding	721,190
Net asset value per share	$7.06
Class C
Net assets	$16,831,333
Shares outstanding	2,383,329
Net asset value per share	$7.06
Institutional Class
Net assets	$47,479,506
Shares outstanding	6,726,113
Net asset value per share	$7.06
Institutional 2 Class
Net assets	$2,111,028
Shares outstanding	299,776
Net asset value per share	$7.04
Institutional 3 Class
Net assets	$717,626
Shares outstanding	101,596
Net asset value per share	$7.06
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020	15

Statement of Operations
Six Months Ended April 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$13,090
Interest	3,444,076
Total income	3,457,166
Expenses:
Management services fees	469,482
Distribution and/or service fees
Class A	144,575
Class C	95,071
Transfer agent fees
Class A	46,772
Advisor Class	2,731
Class C	7,684
Institutional Class	21,789
Institutional 2 Class	1,098
Institutional 3 Class	59
Compensation of board members	8,099
Custodian fees	1,130
Printing and postage fees	7,988
Registration fees	5,447
Audit fees	14,659
Legal fees	2,219
Compensation of chief compliance officer	37
Other	6,367
Total expenses	835,207
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(47,808)
Fees waived by distributor
Class C	(28,502)
Total net expenses	758,897
Net investment income	2,698,269
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	704,664
Futures contracts	12,407
Net realized gain	717,071
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(12,664,061)
Net change in unrealized appreciation (depreciation)	(12,664,061)
Net realized and unrealized loss	(11,946,990)
Net decrease in net assets resulting from operations	$(9,248,721)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations
Net investment income	$2,698,269	$5,831,342
Net realized gain	717,071	1,972,547
Net change in unrealized appreciation (depreciation)	(12,664,061)	9,473,002
Net increase (decrease) in net assets resulting from operations	(9,248,721)	17,276,891
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,647,719)	(3,471,161)
Advisor Class	(159,648)	(170,492)
Class C	(398,676)	(511,479)
Institutional Class	(1,302,145)	(1,485,753)
Institutional 2 Class	(94,267)	(137,065)
Institutional 3 Class	(17,847)	(13,587)
Total distributions to shareholders	(4,620,302)	(5,789,537)
Decrease in net assets from capital stock activity	(6,094,383)	(3,691,252)
Total increase (decrease) in net assets	(19,963,406)	7,796,102
Net assets at beginning of period	200,918,168	193,122,066
Net assets at end of period	$180,954,762	$200,918,168
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020	17

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2020 (Unaudited)		October 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	957,161	7,195,658	1,527,367	11,248,892
Distributions reinvested	300,997	2,249,329	387,703	2,869,665
Redemptions	(1,328,460)	(9,814,807)	(3,379,884)	(24,683,575)
Net decrease	(70,302)	(369,820)	(1,464,814)	(10,565,018)
Advisor Class
Subscriptions	242,222	1,794,513	324,669	2,394,757
Distributions reinvested	21,370	159,388	22,954	170,161
Redemptions	(397,955)	(2,834,280)	(169,308)	(1,220,921)
Net increase (decrease)	(134,363)	(880,379)	178,315	1,343,997
Class C
Subscriptions	116,177	871,823	279,767	2,057,853
Distributions reinvested	39,683	296,646	53,047	392,243
Redemptions	(374,353)	(2,764,447)	(694,322)	(5,090,282)
Net decrease	(218,493)	(1,595,978)	(361,508)	(2,640,186)
Institutional Class
Subscriptions	1,143,807	8,609,611	2,491,505	18,346,332
Distributions reinvested	121,203	906,362	138,004	1,022,144
Redemptions	(1,510,495)	(11,048,357)	(1,424,939)	(10,373,641)
Net increase (decrease)	(245,485)	(1,532,384)	1,204,570	8,994,835
Institutional 2 Class
Subscriptions	—	—	167,446	1,215,560
Distributions reinvested	12,577	94,013	18,550	136,733
Redemptions	(270,226)	(1,833,962)	(396,655)	(2,858,245)
Net decrease	(257,649)	(1,739,949)	(210,659)	(1,505,952)
Institutional 3 Class
Subscriptions	8,415	60,729	94,190	693,242
Distributions reinvested	2,355	17,599	1,765	13,255
Redemptions	(7,053)	(54,201)	(3,361)	(25,425)
Net increase	3,717	24,127	92,594	681,072
Total net decrease	(922,575)	(6,094,383)	(561,502)	(3,691,252)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020

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Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2020 (Unaudited)	$7.57	0.10	(0.43)	(0.33)	(0.10)	(0.07)	(0.17)
Year Ended 10/31/2019	$7.13	0.22	0.44	0.66	(0.22)	—	(0.22)
Year Ended 10/31/2018	$7.45	0.23	(0.30)	(0.07)	(0.24)	(0.01)	(0.25)
Year Ended 10/31/2017	$7.58	0.24	(0.13)	0.11	(0.23)	(0.01)	(0.24)
Year Ended 10/31/2016	$7.50	0.24	0.10	0.34	(0.24)	(0.02)	(0.26)
Year Ended 10/31/2015	$7.51	0.27	(0.01)	0.26	(0.27)	—	(0.27)
Advisor Class
Six Months Ended 4/30/2020 (Unaudited)	$7.56	0.11	(0.43)	(0.32)	(0.11)	(0.07)	(0.18)
Year Ended 10/31/2019	$7.12	0.24	0.44	0.68	(0.24)	—	(0.24)
Year Ended 10/31/2018	$7.44	0.25	(0.31)	(0.06)	(0.25)	(0.01)	(0.26)
Year Ended 10/31/2017	$7.57	0.26	(0.13)	0.13	(0.25)	(0.01)	(0.26)
Year Ended 10/31/2016	$7.49	0.25	0.11	0.36	(0.26)	(0.02)	(0.28)
Year Ended 10/31/2015	$7.50	0.29	(0.02)	0.27	(0.28)	—	(0.28)
Class C
Six Months Ended 4/30/2020 (Unaudited)	$7.57	0.08	(0.44)	(0.36)	(0.08)	(0.07)	(0.15)
Year Ended 10/31/2019	$7.12	0.19	0.45	0.64	(0.19)	—	(0.19)
Year Ended 10/31/2018	$7.45	0.20	(0.32)	(0.12)	(0.20)	(0.01)	(0.21)
Year Ended 10/31/2017	$7.58	0.20	(0.12)	0.08	(0.20)	(0.01)	(0.21)
Year Ended 10/31/2016	$7.50	0.21	0.09	0.30	(0.20)	(0.02)	(0.22)
Year Ended 10/31/2015	$7.51	0.24	(0.02)	0.22	(0.23)	—	(0.23)
Institutional Class
Six Months Ended 4/30/2020 (Unaudited)	$7.57	0.11	(0.44)	(0.33)	(0.11)	(0.07)	(0.18)
Year Ended 10/31/2019	$7.12	0.24	0.45	0.69	(0.24)	—	(0.24)
Year Ended 10/31/2018	$7.45	0.25	(0.32)	(0.07)	(0.25)	(0.01)	(0.26)
Year Ended 10/31/2017	$7.58	0.26	(0.13)	0.13	(0.25)	(0.01)	(0.26)
Year Ended 10/31/2016	$7.50	0.26	0.10	0.36	(0.26)	(0.02)	(0.28)
Year Ended 10/31/2015	$7.51	0.29	(0.02)	0.27	(0.28)	—	(0.28)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2020 (Unaudited)	$7.07	(4.45%)	0.85%(c)	0.80%(c)	2.67%(c)	13%	$108,727
Year Ended 10/31/2019	$7.57	9.37%	0.85%	0.80%(d)	3.00%	46%	$117,062
Year Ended 10/31/2018	$7.13	(1.02%)	0.85%	0.80%(d)	3.21%	19%	$120,625
Year Ended 10/31/2017	$7.45	1.59%	0.85%	0.79%(d)	3.21%	7%	$134,602
Year Ended 10/31/2016	$7.58	4.53%	0.91%	0.80%(d)	3.17%	9%	$179,419
Year Ended 10/31/2015	$7.50	3.46%	0.92%	0.78%(d)	3.60%	11%	$147,143
Advisor Class
Six Months Ended 4/30/2020 (Unaudited)	$7.06	(4.34%)	0.60%(c)	0.55%(c)	2.92%(c)	13%	$5,088
Year Ended 10/31/2019	$7.56	9.66%	0.60%	0.55%(d)	3.23%	46%	$6,470
Year Ended 10/31/2018	$7.12	(0.78%)	0.60%	0.55%(d)	3.48%	19%	$4,821
Year Ended 10/31/2017	$7.44	1.84%	0.59%	0.55%(d)	3.46%	7%	$2,518
Year Ended 10/31/2016	$7.57	4.80%	0.66%	0.56%(d)	3.32%	9%	$291
Year Ended 10/31/2015	$7.49	3.72%	0.67%	0.53%(d)	3.86%	11%	$41
Class C
Six Months Ended 4/30/2020 (Unaudited)	$7.06	(4.80%)	1.60%(c)	1.25%(c)	2.21%(c)	13%	$16,831
Year Ended 10/31/2019	$7.57	9.04%	1.60%	1.25%(d)	2.56%	46%	$19,693
Year Ended 10/31/2018	$7.12	(1.60%)	1.60%	1.25%(d)	2.76%	19%	$21,111
Year Ended 10/31/2017	$7.45	1.13%	1.60%	1.24%(d)	2.76%	7%	$27,972
Year Ended 10/31/2016	$7.58	4.07%	1.66%	1.25%(d)	2.69%	9%	$30,350
Year Ended 10/31/2015	$7.50	3.00%	1.67%	1.23%(d)	3.15%	11%	$19,165
Institutional Class
Six Months Ended 4/30/2020 (Unaudited)	$7.06	(4.47%)	0.60%(c)	0.55%(c)	2.91%(c)	13%	$47,480
Year Ended 10/31/2019	$7.57	9.80%	0.60%	0.55%(d)	3.24%	46%	$52,745
Year Ended 10/31/2018	$7.12	(0.91%)	0.60%	0.55%(d)	3.46%	19%	$41,072
Year Ended 10/31/2017	$7.45	1.84%	0.60%	0.55%(d)	3.48%	7%	$46,257
Year Ended 10/31/2016	$7.58	4.79%	0.66%	0.55%(d)	3.40%	9%	$25,827
Year Ended 10/31/2015	$7.50	3.72%	0.67%	0.53%(d)	3.85%	11%	$17,088
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020	21

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 2 Class
Six Months Ended 4/30/2020 (Unaudited)	$7.55	0.11	(0.44)	(0.33)	(0.11)	(0.07)	(0.18)
Year Ended 10/31/2019	$7.10	0.24	0.45	0.69	(0.24)	—	(0.24)
Year Ended 10/31/2018	$7.43	0.25	(0.32)	(0.07)	(0.25)	(0.01)	(0.26)
Year Ended 10/31/2017	$7.55	0.26	(0.12)	0.14	(0.25)	(0.01)	(0.26)
Year Ended 10/31/2016	$7.48	0.25	0.10	0.35	(0.26)	(0.02)	(0.28)
Year Ended 10/31/2015	$7.49	0.29	(0.01)	0.28	(0.29)	—	(0.29)
Institutional 3 Class
Six Months Ended 4/30/2020 (Unaudited)	$7.57	0.11	(0.44)	(0.33)	(0.11)	(0.07)	(0.18)
Year Ended 10/31/2019	$7.13	0.24	0.44	0.68	(0.24)	—	(0.24)
Year Ended 10/31/2018	$7.45	0.26	(0.31)	(0.05)	(0.26)	(0.01)	(0.27)
Year Ended 10/31/2017(e)	$7.33	0.17	0.12(f)	0.29	(0.17)	—	(0.17)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(f)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 2 Class
Six Months Ended 4/30/2020 (Unaudited)	$7.04	(4.48%)	0.57%(c)	0.53%(c)	2.90%(c)	13%	$2,111
Year Ended 10/31/2019	$7.55	9.84%	0.58%	0.53%	3.28%	46%	$4,207
Year Ended 10/31/2018	$7.10	(0.91%)	0.58%	0.54%	3.46%	19%	$5,457
Year Ended 10/31/2017	$7.43	1.98%	0.59%	0.54%	3.46%	7%	$6,497
Year Ended 10/31/2016	$7.55	4.71%	0.60%	0.51%	3.33%	9%	$390
Year Ended 10/31/2015	$7.48	3.76%	0.58%	0.49%	3.89%	11%	$10
Institutional 3 Class
Six Months Ended 4/30/2020 (Unaudited)	$7.06	(4.44%)	0.53%(c)	0.49%(c)	2.98%(c)	13%	$718
Year Ended 10/31/2019	$7.57	9.71%	0.54%	0.49%	3.17%	46%	$741
Year Ended 10/31/2018	$7.13	(0.72%)	0.54%	0.50%	3.49%	19%	$38
Year Ended 10/31/2017(e)	$7.45	4.00%	0.54%(c)	0.50%(c)	3.62%(c)	7%	$105
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020	23

Notes to Financial Statements
April 30, 2020 (Unaudited)
Note 1. Organization
Columbia Strategic New York Municipal Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
24	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	12,407
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended April 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	14,922
Futures contracts — short	1,040,634

*	Based on the ending daily outstanding amounts for the six months ended April 30, 2020.
26	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2020 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.06
Institutional 3 Class	0.02
28	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2020, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended April 30, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	32,269
Class C	—	—(b)	—

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through February 28, 2021
Class A	0.80%
Advisor Class	0.55
Class C	1.55
Institutional Class	0.55
Institutional 2 Class	0.53
Institutional 3 Class	0.49
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020	29

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
182,387,000	4,504,000	(5,378,000)	(874,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $25,805,086 and $32,448,017, respectively, for the six months ended April 30, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2020.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the
30	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended April 30, 2020.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain;
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020	31

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The coronavirus disease 2019 (COVID-19) public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of its employees and to assure the continuity of its business operations, the Investment Manager and its affiliates have implemented a work from home protocol for virtually all of its employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. The Investment Manager’s operations teams seek to operate without significant disruptions in service. Its pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. The Fund cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of the Investment Manager, its employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At April 30, 2020, one unaffiliated shareholder of record owned 14.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 25.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
32	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
The Fund’s Board of Trustees approved reverse stock splits of the issued and outstanding shares of the Fund (the Reverse Stock Split). This event does not affect the overall net assets of the class. The Reverse Stock Split is expected to occur in the second half of 2020.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020	33

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (“Program”). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the “Committee”). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
34	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2020

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Strategic New York Municipal Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR205_10_K01_(06/20)

SemiAnnual Report
April 30, 2020
Columbia New York Intermediate Municipal Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia New York Intermediate Municipal Bond Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia New York Intermediate Municipal Bond Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New York individual income tax, as is consistent with relative stability of principal.
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2012
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2019
Deborah Vargo
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended April 30, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/25/02	-2.75	0.05	1.81	2.64
	Including sales charges		-5.64	-2.98	1.20	2.33
Advisor Class*		03/19/13	-2.63	0.38	2.07	2.89
Class C	Excluding sales charges	11/25/02	-2.97	-0.40	1.35	2.20
	Including sales charges		-3.93	-1.38	1.35	2.20
Institutional Class		12/31/91	-2.63	0.29	2.07	2.90
Institutional 2 Class*		03/01/16	-2.59	0.37	2.12	2.92
Institutional 3 Class*		03/01/17	-2.64	0.41	2.12	2.92
Class V	Excluding sales charges	12/31/91	-2.70	0.14	1.91	2.74
	Including sales charges		-7.31	-4.60	0.93	2.25
Bloomberg Barclays New York 3-15 Year Blend Municipal Bond Index			-1.81	1.13	2.47	3.28
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			-0.80	2.40	2.82	3.58
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class V shares are shown with and without the maximum initial sales charge of 4.75%. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Institutional Class shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays New York 3-15 Year Blend Municipal Bond Index tracks investment grade bonds from the state of New York and its municipalities.
The Bloomberg Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2020)
AAA rating	6.7
AA rating	36.3
A rating	46.8
BBB rating	6.4
Not rated	3.8
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2019 — April 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	972.50	1,021.13	3.68	3.77	0.75
Advisor Class	1,000.00	1,000.00	973.70	1,022.38	2.45	2.51	0.50
Class C	1,000.00	1,000.00	970.30	1,018.90	5.88	6.02	1.20
Institutional Class	1,000.00	1,000.00	973.70	1,022.38	2.45	2.51	0.50
Institutional 2 Class	1,000.00	1,000.00	974.10	1,022.73	2.11	2.16	0.43
Institutional 3 Class	1,000.00	1,000.00	973.60	1,022.92	1.91	1.96	0.39
Class V	1,000.00	1,000.00	973.00	1,021.63	3.19	3.27	0.65
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2020	5

Portfolio of Investments
April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 96.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 0.8%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2023	5.000%	1,460,000	1,443,137
Build NYC Resource Corp.(a)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	420,000	403,267
Total			1,846,404
Health Services 1.7%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2030	5.000%	3,400,000	3,809,632
Higher Education 8.4%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Albany College of Pharmacy & Health Services
Series 2014
12/01/2031	5.000%	500,000	521,740
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2029	5.000%	225,000	257,062
06/01/2030	5.000%	300,000	342,621
Manhattan College Project
Series 2017
08/01/2033	5.000%	400,000	451,380
County of Saratoga
Revenue Bonds
Skidmore College Project
Series 2018
07/01/2033	5.000%	165,000	202,668
07/01/2034	5.000%	200,000	244,724
07/01/2035	5.000%	200,000	243,340
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2032	5.000%	220,000	234,720
Vassar College Project
Series 2017
07/01/2034	5.000%	500,000	587,045
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Marist College Project
Series 2015A
07/01/2029	5.000%	1,000,000	1,132,600
Series 2018
07/01/2031	5.000%	170,000	202,183
07/01/2032	5.000%	210,000	246,343
07/01/2033	5.000%	205,000	239,176
Geneva Development Corp.
Refunding Revenue Bonds
Hobart & William Smith College
Series 2012
09/01/2024	5.000%	600,000	635,814
09/01/2025	5.000%	300,000	317,484
Hempstead Town Local Development Corp.
Revenue Bonds
Hofstra University Project
Series 2013
07/01/2028	5.000%	1,170,000	1,270,281
New York State Dormitory Authority
Refunding Revenue Bonds
Barnard College
Series 2015A
07/01/2030	5.000%	700,000	789,761
New School
Series 2015A
07/01/2029	5.000%	450,000	506,398
Pratt Institute
Series 2015A
07/01/2034	5.000%	2,000,000	2,175,320
Rochester Institute
Series 2019A
07/01/2036	5.000%	750,000	917,452
St. John’s University
Series 2015A
07/01/2030	5.000%	2,340,000	2,560,194
Teacher’s College
Series 2017
07/01/2029	5.000%	175,000	215,602
07/01/2030	5.000%	150,000	184,071
Revenue Bonds
Culinary Institute of America
Series 2012
07/01/2028	5.000%	500,000	519,175
New York University
Series 2019A
07/01/2037	5.000%	2,000,000	2,460,280
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tompkins County Development Corp.
Refunding Revenue Bonds
Ithaca College Project
Series 2018
07/01/2034	5.000%	575,000	668,788
Troy Capital Resource Corp.(b)
Refunding Revenue Bonds
Forward Delivery - Rensselaer Polytechnic Institute Project
Series 2020
09/01/2037	5.000%	250,000	306,750
Total			18,432,972
Hospital 11.4%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2027	5.000%	400,000	457,120
07/01/2028	5.000%	360,000	410,278
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2028	5.000%	150,000	165,554
07/01/2029	5.000%	175,000	192,525
County of Saratoga
Revenue Bonds
Saratoga Hospital Project
Series 2013A
12/01/2024	5.000%	1,085,000	1,192,404
12/01/2025	5.000%	1,115,000	1,218,851
12/01/2027	5.000%	1,225,000	1,334,368
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Nuvance Health Issue
Series 2019B
07/01/2033	5.000%	1,250,000	1,447,950
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Highland Hospital Rochester Project
Series 2015
07/01/2025	5.000%	450,000	510,043
07/01/2026	5.000%	350,000	395,584
University of Rochester Project
Series 2017
07/01/2035	4.000%	1,285,000	1,395,998
Revenue Bonds
Rochester General Hospital (The)
Series 2017
12/01/2035	5.000%	1,000,000	1,112,760
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nassau County Local Economic Assistance Corp.
Revenue Bonds
Catholic Health Services of Long Island
Series 2014
07/01/2032	5.000%	1,250,000	1,368,050
07/01/2033	5.000%	675,000	735,149
New York State Dormitory Authority
Refunding Revenue Bonds
Catholic Health System Obligation Group
Series 2019
07/01/2035	5.000%	300,000	350,973
07/01/2036	5.000%	1,000,000	1,156,130
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2034	4.000%	1,000,000	1,100,930
Montefiore Obligated Group
Series 2020A
09/01/2037	4.000%	300,000	294,933
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	3,000,000	3,303,930
NYU Hospitals Center
Series 2014
07/01/2030	5.000%	1,000,000	1,096,230
07/01/2031	5.000%	1,000,000	1,092,840
Revenue Bonds
Memorial Sloan Kettering Cancer Center
Series 2019
07/01/2035	5.000%	2,000,000	2,422,260
07/01/2036	5.000%	1,000,000	1,201,290
New York State Dormitory Authority(a)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2031	5.000%	1,000,000	1,111,060
Total			25,067,210
Local General Obligation 16.6%
City of New York
Unlimited General Obligation Bonds
Fiscal 2020
Series 2019B-1
10/01/2038	5.000%	1,000,000	1,189,780
Subordinated Series 2019H-A
01/01/2035	5.000%	1,500,000	1,792,215
Unlimited General Obligation Refunding Bonds
Series 2014J
08/01/2030	5.000%	1,500,000	1,699,035
Series 2019E
08/01/2025	5.000%	1,000,000	1,159,850

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020D
08/01/2031	5.000%	2,000,000	2,524,260
Unlimited General Obligation Refunding Notes
Series 2016C
08/01/2032	5.000%	2,000,000	2,314,140
City of Syracuse
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014
08/15/2023	5.000%	405,000	454,876
Limited General Obligation Refunding Bonds
Series 2015A
03/01/2024	5.000%	1,000,000	1,141,000
City of Yonkers
Limited General Obligation Bonds
Series 2016A (AGM)
11/15/2028	5.000%	1,780,000	2,143,423
Series 2017A (BAM)
09/01/2028	5.000%	2,090,000	2,590,680
County of Allegany
Limited General Obligation Refunding Bonds
Public Improvement
Series 2014 (BAM)
09/15/2028	5.000%	1,375,000	1,580,164
County of Erie
Limited General Obligation Bonds
Public Improvement
Series 2012A
04/01/2025	5.000%	500,000	535,825
County of Monroe(c)
Limited General Obligation Public Improvement Bonds
Series 2019B (BAM)
06/01/2027	5.000%	1,350,000	1,647,567
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2033	5.000%	2,000,000	2,259,280
County of Rockland
Limited General Obligation Bonds
Series 2014A (AGM)
03/01/2024	5.000%	1,450,000	1,649,201
Monroe County Industrial Development Agency
Revenue Bonds
Rochester Schools Modernization Program
Series 2018
05/01/2034	5.000%	750,000	891,450
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Bond Financing
Series 2013E (AGM)
10/01/2031	5.000%	500,000	572,985
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
School Districts Financing Program
Series 2015B (AGM)
10/01/2027	5.000%	2,010,000	2,395,840
Revenue Bonds
School Districts Building Financing Program
Series 2018
10/01/2032	5.000%	2,000,000	2,337,000
Ramapo Local Development Corp.
Refunding Revenue Bonds
Guaranteed
Series 2013
03/15/2028	5.000%	2,180,000	2,306,985
Syracuse Industrial Development Agency
Revenue Bonds
Syracuse City School District Project
Series 2020A
05/01/2029	5.000%	1,000,000	1,262,220
Town of Oyster Bay
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014B
08/15/2023	5.000%	1,850,000	2,030,726
Total			36,478,502
Multi-Family 1.6%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2028	5.000%	730,000	902,331
10/01/2029	5.000%	1,290,000	1,586,558
Onondaga County Trust for Cultural Resources
Refunding Revenue Bonds
Abby Lane Housing Corp. Project
Series 2017
05/01/2030	5.000%	420,000	481,383
05/01/2031	5.000%	400,000	456,332
Total			3,426,604
Municipal Power 6.6%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2034	5.000%	2,000,000	2,253,060
Series 2016B
09/01/2025	5.000%	2,500,000	2,898,075
09/01/2027	5.000%	1,000,000	1,188,830
09/01/2030	5.000%	2,750,000	3,231,553
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2032	5.000%	765,000	884,286

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
General
Series 2017
09/01/2035	5.000%	1,200,000	1,389,528
Series 2011A
05/01/2021	5.000%	1,000,000	1,036,940
Series 2012B
09/01/2026	5.000%	1,510,000	1,625,002
Total			14,507,274
Nursing Home 0.6%
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
St. Ann’s Community Project
Series 2019
01/01/2030	4.000%	1,500,000	1,327,875
Other Bond Issue 1.8%
Build NYC Resource Corp.
Revenue Bonds
Children’s Aid Society Project (The)
Series 2019
07/01/2036	4.000%	100,000	113,398
Series 2015
07/01/2029	5.000%	545,000	609,097
07/01/2031	5.000%	715,000	792,656
New York Liberty Development Corp.
Refunding Revenue Bonds
4 World Trade Center Project
Series 2011
11/15/2031	5.000%	2,350,000	2,446,609
Total			3,961,760
Other Industrial Development Bond 1.1%
Chautauqua County Capital Resource Corp.
Refunding Revenue Bonds
NRG Energy Project
Series 2020 (Mandatory Put 04/03/23)
04/01/2042	1.300%	2,500,000	2,406,600
Other Revenue 0.2%
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Carnegie Hall
Series 2019
12/01/2037	5.000%	275,000	338,805
Pool / Bond Bank 1.9%
New York State Dormitory Authority
Revenue Bonds
School Districts Financing Program
Series 2012B
10/01/2026	5.000%	3,000,000	3,280,770
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2022	5.000%	180,000	180,526
New York State Environmental Facilities Corp.
Refunding Revenue Bonds
Subordinated Series 2019B
06/15/2029	5.000%	500,000	645,715
Total			4,107,011
Ports 5.6%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 184th
Series 2014
09/01/2030	5.000%	2,000,000	2,238,940
Consolidated 211th
Series 2018
09/01/2038	4.000%	1,400,000	1,488,760
Series 2018-209
07/15/2034	5.000%	2,500,000	2,937,050
Series 2018-211
09/01/2036	5.000%	1,000,000	1,166,210
Port Authority of New York & New Jersey(c)
Refunding Revenue Bonds
Series 2015-188
05/01/2023	5.000%	1,055,000	1,150,805
Series 2018-207
09/15/2024	5.000%	1,985,000	2,232,807
Revenue Bonds
Consolidated
Series 2019
09/01/2033	5.000%	1,000,000	1,164,670
Total			12,379,242
Prep School 1.4%
Build NYC Resource Corp.
Refunding Revenue Bonds
Horace Mann School Project
Series 2014
07/01/2026	5.000%	475,000	549,342
07/01/2027	5.000%	600,000	689,946
Series 2015
06/01/2026	5.000%	225,000	251,847
06/01/2028	5.000%	250,000	278,483

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2034	5.000%	450,000	516,550
01/01/2035	5.000%	590,000	676,400
Total			2,962,568
Recreation 0.2%
Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2029	5.000%	430,000	494,552
Refunded / Escrowed 10.5%
Build NYC Resource Corp.
Prerefunded 08/01/22 Revenue Bonds
YMCA of Greater New York Project
Series 2012
08/01/2032	5.000%	500,000	547,025
Dutchess County Local Development Corp.
Prerefunded 07/01/24 Revenue Bonds
Series 2014A
07/01/2034	5.000%	300,000	349,554
Elizabeth Forward School District(d)
Unlimited General Obligation Bonds
Capital Appreciation
Series 1994B Escrowed to Maturity (NPFGC)
09/01/2020	0.000%	2,210,000	2,203,989
Metropolitan Transportation Authority
Prerefunded 11/15/20 Revenue Bonds
Transportation
Series 2010D
11/15/2028	5.250%	3,000,000	3,074,100
Prerefunded 11/15/24 Revenue Bonds
Series 2014C
11/15/2029	5.000%	3,000,000	3,546,300
New York State Dormitory Authority
Prerefunded 01/01/22 Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2012
07/01/2027	5.000%	500,000	535,725
Prerefunded 07/01/20 Revenue Bonds
Rochester Institute of Technology
Series 2010
07/01/2021	5.000%	1,000,000	1,006,010
Prerefunded 07/01/21 Revenue Bonds
Mount Sinai Hospital
Series 2011A
07/01/2031	5.000%	2,000,000	2,097,600
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 07/01/22 Revenue Bonds
St. John’s University
Series 2012A
07/01/2027	5.000%	470,000	512,577
New York State Dormitory Authority(d)
Revenue Bonds
Capital Appreciation-Memorial Sloan-Kettering Cancer Center
Series 2003-1 Escrowed to Maturity (NPFGC)
07/01/2025	0.000%	3,750,000	3,532,800
Puerto Rico Highway & Transportation Authority(e)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	355,000	388,412
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/2030	5.500%	1,865,000	2,004,465
Series 2011A
01/01/2025	5.000%	3,000,000	3,214,350
Total			23,012,907
Retirement Communities 2.3%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jeffersons Ferry Project
Series 2016
11/01/2036	5.250%	750,000	774,322
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Orchard Park
Series 2015
11/15/2029	5.000%	550,000	553,949
11/15/2030	5.000%	650,000	652,483
Suffolk County Economic Development Corp.(b)
Refunding Revenue Bonds
Peconic Landing at Southhold, Inc.
Series 2020
12/01/2034	5.000%	1,000,000	922,960
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2029	5.000%	1,000,000	1,032,490
07/01/2034	5.000%	1,000,000	1,016,440
Total			4,952,644
Single Family 0.5%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2038	3.625%	1,000,000	1,050,080

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 8.8%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Building Aid
Series 2018S-2A
07/15/2036	5.000%	2,000,000	2,343,220
Revenue Bonds
Building Aid
Series 2018S-3
07/15/2034	5.000%	1,000,000	1,182,910
Future Tax Secured
Subordinated Series 2016E-1
02/01/2032	5.000%	3,000,000	3,474,720
Subordinated Series 2019
11/01/2034	5.000%	3,500,000	4,224,325
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2027	5.000%	4,120,000	4,500,276
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/2026	5.500%	1,000,000	1,216,940
Series 2019A2
03/15/2035	5.000%	2,000,000	2,411,500
Total			19,353,891
Special Property Tax 0.5%
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2033	5.000%	1,000,000	1,173,140
State Appropriated 1.2%
Erie County Industrial Development Agency (The)
Revenue Bonds
School District of Buffalo Project
Series 2011A
05/01/2030	5.250%	1,440,000	1,499,645
New York State Dormitory Authority
Revenue Bonds
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/2021	5.500%	1,000,000	1,047,500
Total			2,547,145
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 2.2%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2029	5.000%	2,705,000	2,706,677
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2031	5.000%	2,000,000	2,223,880
Total			4,930,557
Transportation 5.2%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Climate Bond Certified - Green
Series 2018
11/15/2026	5.000%	2,590,000	2,601,396
Revenue Bonds
BAN Series 2019 D-1
09/01/2022	5.000%	2,000,000	1,988,300
BAN Series 2019B-1
05/15/2022	5.000%	2,100,000	2,089,206
Series 2005B (AMBAC)
11/15/2024	5.250%	750,000	759,930
Series 2016C-1
11/15/2036	5.000%	3,000,000	3,004,920
Metropolitan Transportation Authority(d)
Refunding Revenue Bonds
Green Bonds
Series 2017C-2
11/15/2029	0.000%	1,500,000	1,029,555
Total			11,473,307
Turnpike / Bridge / Toll Road 4.2%
New York State Thruway Authority
Refunding Revenue Bonds
Series 2014K
01/01/2029	5.000%	1,850,000	2,059,438
01/01/2032	5.000%	1,000,000	1,103,920
Revenue Bonds
Junior Lien
Series 2016A
01/01/2033	5.000%	1,000,000	1,125,920
Series 2019B
01/01/2036	5.000%	2,000,000	2,367,020
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Series 2018-B
11/15/2031	5.000%	2,000,000	2,589,620
Total			9,245,918

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2020	11

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 1.1%
Buffalo Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2015A
07/01/2028	5.000%	700,000	820,953
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2019AA
06/15/2032	5.000%	1,000,000	1,257,670
Western Nassau County Water Authority
Revenue Bonds
Series 2015A
04/01/2027	5.000%	145,000	170,101
04/01/2028	5.000%	175,000	204,890
Total			2,453,614
Total Municipal Bonds (Cost $208,247,080)			211,740,214
Money Market Funds 3.2%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.164%(f)	250,017	249,992
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.180%(f)	6,699,683	6,699,683
Total Money Market Funds (Cost $6,949,700)		6,949,675
Total Investments in Securities (Cost: $215,196,780)		218,689,889
Other Assets & Liabilities, Net		928,502
Net Assets		219,618,391

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2020, the total value of these securities amounted to $1,514,327, which represents 0.69% of total net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Zero coupon bond.
(e)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2020, the total value of these securities amounted to $388,412, which represents 0.18% of total net assets.
(f)	The rate shown is the seven-day current annualized yield at April 30, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Municipal Bonds	—	211,740,214	—	211,740,214
Money Market Funds	6,949,675	—	—	6,949,675
Total Investments in Securities	6,949,675	211,740,214	—	218,689,889
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2020	13

Statement of Assets and Liabilities
April 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $215,196,780)	$218,689,889
Receivable for:
Investments sold	266,500
Capital shares sold	188,659
Interest	2,819,284
Expense reimbursement due from Investment Manager	940
Prepaid expenses	291
Trustees’ deferred compensation plan	65,279
Other assets	3,029
Total assets	222,033,871
Liabilities
Due to custodian	3,101
Payable for:
Investments purchased on a delayed delivery basis	1,420,828
Capital shares purchased	456,612
Distributions to shareholders	425,180
Management services fees	2,825
Distribution and/or service fees	328
Transfer agent fees	25,130
Compensation of board members	622
Compensation of chief compliance officer	7
Other expenses	15,568
Trustees’ deferred compensation plan	65,279
Total liabilities	2,415,480
Net assets applicable to outstanding capital stock	$219,618,391
Represented by
Paid in capital	215,880,528
Total distributable earnings (loss)	3,737,863
Total - representing net assets applicable to outstanding capital stock	$219,618,391
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2020

Statement of Assets and Liabilities  (continued)
April 30, 2020 (Unaudited)
Class A
Net assets	$20,145,720
Shares outstanding	1,734,763
Net asset value per share	$11.61
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.97
Advisor Class
Net assets	$3,075,434
Shares outstanding	265,228
Net asset value per share	$11.60
Class C
Net assets	$8,741,166
Shares outstanding	752,632
Net asset value per share	$11.61
Institutional Class
Net assets	$178,467,735
Shares outstanding	15,369,428
Net asset value per share	$11.61
Institutional 2 Class
Net assets	$3,163,346
Shares outstanding	271,988
Net asset value per share	$11.63
Institutional 3 Class
Net assets	$612,609
Shares outstanding	52,565
Net asset value per share	$11.65
Class V
Net assets	$5,412,381
Shares outstanding	466,123
Net asset value per share	$11.61
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$12.19
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2020	15

Statement of Operations
Six Months Ended April 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$17,815
Interest	3,363,230
Total income	3,381,045
Expenses:
Management services fees	542,999
Distribution and/or service fees
Class A	24,402
Class C	46,757
Class V	4,222
Transfer agent fees
Class A	12,709
Advisor Class	1,377
Class C	6,080
Institutional Class	123,533
Institutional 2 Class	1,118
Institutional 3 Class	67
Class V	3,661
Compensation of board members	8,308
Custodian fees	1,117
Printing and postage fees	6,192
Registration fees	7,005
Audit fees	14,659
Legal fees	2,556
Compensation of chief compliance officer	43
Other	5,554
Total expenses	812,359
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(163,375)
Fees waived by distributor
Class C	(14,018)
Total net expenses	634,966
Net investment income	2,746,079
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	49,524
Net realized gain	49,524
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(8,882,446)
Net change in unrealized appreciation (depreciation)	(8,882,446)
Net realized and unrealized loss	(8,832,922)
Net decrease in net assets resulting from operations	$(6,086,843)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations
Net investment income	$2,746,079	$5,756,899
Net realized gain	49,524	117,926
Net change in unrealized appreciation (depreciation)	(8,882,446)	10,719,015
Net increase (decrease) in net assets resulting from operations	(6,086,843)	16,593,840
Distributions to shareholders
Net investment income and net realized gains
Class A	(215,917)	(418,858)
Advisor Class	(25,905)	(22,102)
Class C	(82,366)	(230,180)
Institutional Class	(2,337,905)	(4,825,185)
Institutional 2 Class	(47,574)	(93,377)
Institutional 3 Class	(8,558)	(14,351)
Class V	(65,051)	(152,846)
Total distributions to shareholders	(2,783,276)	(5,756,899)
Increase (decrease) in net assets from capital stock activity	(3,981,228)	17,619,060
Total increase (decrease) in net assets	(12,851,347)	28,456,001
Net assets at beginning of period	232,469,738	204,013,737
Net assets at end of period	$219,618,391	$232,469,738
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2020	17

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2020 (Unaudited)		October 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	241,050	2,854,680	600,175	7,077,877
Distributions reinvested	14,237	171,344	27,505	327,603
Redemptions	(116,627)	(1,397,560)	(197,870)	(2,335,727)
Net increase	138,660	1,628,464	429,810	5,069,753
Advisor Class
Subscriptions	184,797	2,212,702	91,879	1,086,222
Distributions reinvested	2,153	25,782	1,834	21,832
Redemptions	(24,086)	(279,881)	(56,450)	(655,886)
Net increase	162,864	1,958,603	37,263	452,168
Class C
Subscriptions	34,372	413,542	62,129	737,099
Distributions reinvested	4,543	54,690	13,647	161,897
Redemptions	(114,185)	(1,367,443)	(337,572)	(4,001,905)
Net decrease	(75,270)	(899,211)	(261,796)	(3,102,909)
Institutional Class
Subscriptions	1,125,519	13,535,849	3,989,833	47,292,715
Distributions reinvested	29,600	356,228	63,656	756,979
Redemptions	(1,664,029)	(19,832,820)	(2,979,678)	(34,907,978)
Net increase (decrease)	(508,910)	(5,940,743)	1,073,811	13,141,716
Institutional 2 Class
Subscriptions	4,321	52,138	228,297	2,672,431
Distributions reinvested	3,933	47,450	7,793	93,105
Redemptions	(60,081)	(712,547)	(40,504)	(479,767)
Net increase (decrease)	(51,827)	(612,959)	195,586	2,285,769
Institutional 3 Class
Subscriptions	4,321	50,323	51,818	613,997
Distributions reinvested	510	6,169	760	9,099
Redemptions	(8,223)	(101,486)	(13,121)	(157,447)
Net increase (decrease)	(3,392)	(44,994)	39,457	465,649
Class V
Subscriptions	917	11,026	2,766	32,917
Distributions reinvested	3,308	39,812	7,786	92,550
Redemptions	(9,976)	(121,226)	(68,927)	(818,553)
Net decrease	(5,751)	(70,388)	(58,375)	(693,086)
Total net increase (decrease)	(343,626)	(3,981,228)	1,455,756	17,619,060
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2020

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Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2020	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2020 (Unaudited)	$12.07	0.13	(0.46)	(0.33)	(0.13)	(0.00)(c)	(0.13)
Year Ended 10/31/2019	$11.46	0.29	0.61	0.90	(0.29)	—	(0.29)
Year Ended 10/31/2018	$11.91	0.31	(0.44)	(0.13)	(0.31)	(0.01)	(0.32)
Year Ended 10/31/2017	$12.09	0.32	(0.18)	0.14	(0.32)	(0.00)(c)	(0.32)
Year Ended 10/31/2016	$12.11	0.34	(0.02)	0.32	(0.34)	—	(0.34)
Year Ended 10/31/2015	$12.21	0.36	(0.10)	0.26	(0.36)	—	(0.36)
Advisor Class
Six Months Ended 4/30/2020 (Unaudited)	$12.06	0.14	(0.45)	(0.31)	(0.15)	(0.00)(c)	(0.15)
Year Ended 10/31/2019	$11.45	0.32	0.61	0.93	(0.32)	—	(0.32)
Year Ended 10/31/2018	$11.90	0.34	(0.44)	(0.10)	(0.34)	(0.01)	(0.35)
Year Ended 10/31/2017	$12.08	0.35	(0.18)	0.17	(0.35)	(0.00)(c)	(0.35)
Year Ended 10/31/2016	$12.10	0.37	(0.02)	0.35	(0.37)	—	(0.37)
Year Ended 10/31/2015	$12.19	0.39	(0.09)	0.30	(0.39)	—	(0.39)
Class C
Six Months Ended 4/30/2020 (Unaudited)	$12.07	0.10	(0.45)	(0.35)	(0.11)	(0.00)(c)	(0.11)
Year Ended 10/31/2019	$11.46	0.24	0.61	0.85	(0.24)	—	(0.24)
Year Ended 10/31/2018	$11.91	0.26	(0.44)	(0.18)	(0.26)	(0.01)	(0.27)
Year Ended 10/31/2017	$12.09	0.27	(0.18)	0.09	(0.27)	(0.00)(c)	(0.27)
Year Ended 10/31/2016	$12.11	0.28	(0.02)	0.26	(0.28)	—	(0.28)
Year Ended 10/31/2015	$12.20	0.30	(0.09)	0.21	(0.30)	—	(0.30)
Institutional Class
Six Months Ended 4/30/2020 (Unaudited)	$12.07	0.15	(0.46)	(0.31)	(0.15)	(0.00)(c)	(0.15)
Year Ended 10/31/2019	$11.46	0.32	0.61	0.93	(0.32)	—	(0.32)
Year Ended 10/31/2018	$11.91	0.34	(0.44)	(0.10)	(0.34)	(0.01)	(0.35)
Year Ended 10/31/2017	$12.09	0.35	(0.18)	0.17	(0.35)	(0.00)(c)	(0.35)
Year Ended 10/31/2016	$12.11	0.37	(0.02)	0.35	(0.37)	—	(0.37)
Year Ended 10/31/2015	$12.20	0.39	(0.09)	0.30	(0.39)	—	(0.39)
Institutional 2 Class
Six Months Ended 4/30/2020 (Unaudited)	$12.09	0.15	(0.46)	(0.31)	(0.15)	(0.00)(c)	(0.15)
Year Ended 10/31/2019	$11.48	0.33	0.61	0.94	(0.33)	—	(0.33)
Year Ended 10/31/2018	$11.93	0.35	(0.44)	(0.09)	(0.35)	(0.01)	(0.36)
Year Ended 10/31/2017	$12.11	0.36	(0.18)	0.18	(0.36)	(0.00)(c)	(0.36)
Year Ended 10/31/2016(g)	$12.23	0.25	(0.12)	0.13	(0.25)	—	(0.25)
Institutional 3 Class
Six Months Ended 4/30/2020 (Unaudited)	$12.12	0.15	(0.47)	(0.32)	(0.15)	(0.00)(c)	(0.15)
Year Ended 10/31/2019	$11.50	0.33	0.63	0.96	(0.34)	—	(0.34)
Year Ended 10/31/2018	$11.95	0.36	(0.45)	(0.09)	(0.35)	(0.01)	(0.36)
Year Ended 10/31/2017(h)	$11.81	0.24	0.14(i)	0.38	(0.24)	—	(0.24)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2020 (Unaudited)	$11.61	(2.75%)	0.89%(d)	0.75%(d)	2.18%(d)	4%	$20,146
Year Ended 10/31/2019	$12.07	7.96%	0.90%	0.75%(e)	2.46%	19%	$19,270
Year Ended 10/31/2018	$11.46	(1.11%)	0.89%	0.75%(e)	2.68%	15%	$13,368
Year Ended 10/31/2017	$11.91	1.24%	0.91%(f)	0.74%(e),(f)	2.70%	9%	$15,639
Year Ended 10/31/2016	$12.09	2.63%	0.95%	0.75%(e)	2.76%	13%	$29,857
Year Ended 10/31/2015	$12.11	2.15%	0.96%	0.75%(e)	2.95%	12%	$33,348
Advisor Class
Six Months Ended 4/30/2020 (Unaudited)	$11.60	(2.63%)	0.65%(d)	0.50%(d)	2.45%(d)	4%	$3,075
Year Ended 10/31/2019	$12.06	8.23%	0.65%	0.50%(e)	2.71%	19%	$1,234
Year Ended 10/31/2018	$11.45	(0.87%)	0.64%	0.50%(e)	2.91%	15%	$745
Year Ended 10/31/2017	$11.90	1.49%	0.66%(f)	0.49%(e),(f)	2.96%	9%	$1,296
Year Ended 10/31/2016	$12.08	2.89%	0.71%	0.50%(e)	3.00%	13%	$1,611
Year Ended 10/31/2015	$12.10	2.49%	0.72%	0.50%(e)	3.20%	12%	$682
Class C
Six Months Ended 4/30/2020 (Unaudited)	$11.61	(2.97%)	1.64%(d)	1.20%(d)	1.73%(d)	4%	$8,741
Year Ended 10/31/2019	$12.07	7.47%	1.65%	1.20%(e)	2.05%	19%	$9,996
Year Ended 10/31/2018	$11.46	(1.56%)	1.64%	1.20%(e)	2.23%	15%	$12,491
Year Ended 10/31/2017	$11.91	0.78%	1.66%(f)	1.19%(e),(f)	2.25%	9%	$17,015
Year Ended 10/31/2016	$12.09	2.17%	1.71%	1.20%(e)	2.31%	13%	$24,011
Year Ended 10/31/2015	$12.11	1.77%	1.71%	1.20%(e)	2.50%	12%	$19,817
Institutional Class
Six Months Ended 4/30/2020 (Unaudited)	$11.61	(2.63%)	0.64%(d)	0.50%(d)	2.43%(d)	4%	$178,468
Year Ended 10/31/2019	$12.07	8.23%	0.65%	0.50%(e)	2.72%	19%	$191,680
Year Ended 10/31/2018	$11.46	(0.87%)	0.64%	0.50%(e)	2.93%	15%	$169,671
Year Ended 10/31/2017	$11.91	1.49%	0.66%(f)	0.49%(e),(f)	2.95%	9%	$197,180
Year Ended 10/31/2016	$12.09	2.89%	0.71%	0.50%(e)	3.02%	13%	$230,980
Year Ended 10/31/2015	$12.11	2.49%	0.72%	0.50%(e)	3.20%	12%	$216,139
Institutional 2 Class
Six Months Ended 4/30/2020 (Unaudited)	$11.63	(2.59%)	0.57%(d)	0.43%(d)	2.50%(d)	4%	$3,163
Year Ended 10/31/2019	$12.09	8.29%	0.58%	0.43%	2.77%	19%	$3,916
Year Ended 10/31/2018	$11.48	(0.77%)	0.58%	0.44%	3.03%	15%	$1,472
Year Ended 10/31/2017	$11.93	1.56%	0.58%(f)	0.42%(f)	3.02%	9%	$215
Year Ended 10/31/2016(g)	$12.11	1.08%	0.58%(d)	0.41%(d)	3.19%(d)	13%	$156
Institutional 3 Class
Six Months Ended 4/30/2020 (Unaudited)	$11.65	(2.64%)	0.53%(d)	0.39%(d)	2.54%(d)	4%	$613
Year Ended 10/31/2019	$12.12	8.41%	0.54%	0.39%	2.80%	19%	$678
Year Ended 10/31/2018	$11.50	(0.73%)	0.54%	0.38%	3.05%	15%	$190
Year Ended 10/31/2017(h)	$11.95	3.24%	0.52%(d)	0.39%(d)	3.06%(d)	9%	$335
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2020	21

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class V
Six Months Ended 4/30/2020 (Unaudited)	$12.07	0.14	(0.46)	(0.32)	(0.14)	(0.00)(c)	(0.14)
Year Ended 10/31/2019	$11.46	0.31	0.61	0.92	(0.31)	—	(0.31)
Year Ended 10/31/2018	$11.91	0.33	(0.45)	(0.12)	(0.32)	(0.01)	(0.33)
Year Ended 10/31/2017	$12.09	0.33	(0.17)	0.16	(0.34)	(0.00)(c)	(0.34)
Year Ended 10/31/2016	$12.11	0.35	(0.02)	0.33	(0.35)	—	(0.35)
Year Ended 10/31/2015	$12.20	0.37	(0.09)	0.28	(0.37)	—	(0.37)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Class V
10/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(g)	Institutional 2 Class shares commenced operations on March 1, 2016. Per share data and total return reflect activity from that date.
(h)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(i)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class V
Six Months Ended 4/30/2020 (Unaudited)	$11.61	(2.70%)	0.79%(d)	0.65%(d)	2.28%(d)	4%	$5,412
Year Ended 10/31/2019	$12.07	8.07%	0.80%	0.65%(e)	2.59%	19%	$5,696
Year Ended 10/31/2018	$11.46	(1.01%)	0.79%	0.65%(e)	2.78%	15%	$6,077
Year Ended 10/31/2017	$11.91	1.33%	0.81%(f)	0.64%(e),(f)	2.80%	9%	$6,533
Year Ended 10/31/2016	$12.09	2.74%	0.86%	0.65%(e)	2.87%	13%	$7,022
Year Ended 10/31/2015	$12.11	2.33%	0.87%	0.65%(e)	3.05%	12%	$7,406
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2020	23

Notes to Financial Statements
April 30, 2020 (Unaudited)
Note 1. Organization
Columbia New York Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
24	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2020 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
26	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
For the six months ended April 30, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.06
Institutional 3 Class	0.02
Class V	0.13
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2020, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended April 30, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	4,728
Class C	—	1.00(b)	30
Class V	4.75	0.50 - 1.00(c)	11

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through February 28, 2021
Class A	0.75%
Advisor Class	0.50
Class C	1.50
Institutional Class	0.50
Institutional 2 Class	0.43
Institutional 3 Class	0.39
Class V	0.65
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
215,197,000	6,415,000	(2,922,000)	3,493,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
28	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $9,844,675 and $12,260,556, respectively, for the six months ended April 30, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2020.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended April 30, 2020.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2020	29

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The coronavirus disease 2019 (COVID-19) public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of its employees and to assure the continuity of its business operations, the Investment Manager and its affiliates have implemented a work from home protocol for virtually all of its employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. The Investment Manager’s operations teams
30	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
seek to operate without significant disruptions in service. Its pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. The Fund cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of the Investment Manager, its employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At April 30, 2020, one unaffiliated shareholder of record owned 69.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2020	31

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (“Program”). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the “Committee”). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
32	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2020

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Columbia New York Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR204_10_K01_(06/20)

SemiAnnual Report
April 30, 2020
Columbia Connecticut Intermediate Municipal Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Connecticut Intermediate Municipal Bond Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Connecticut Intermediate Municipal Bond Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Connecticut individual income tax, as is consistent with relative stability of principal.
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2016
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2019
Deborah Vargo
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended April 30, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/18/02	-1.65	1.39	1.77	2.54
	Including sales charges		-4.60	-1.61	1.15	2.23
Advisor Class*		03/19/13	-1.53	1.74	2.03	2.80
Class C	Excluding sales charges	11/18/02	-1.87	0.94	1.31	2.10
	Including sales charges		-2.84	-0.05	1.31	2.10
Institutional Class		08/01/94	-1.53	1.74	2.03	2.80
Institutional 3 Class*		03/01/17	-1.38	1.85	2.11	2.84
Class V	Excluding sales charges	06/26/00	-1.61	1.59	1.87	2.64
	Including sales charges		-6.26	-3.22	0.88	2.14
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			-0.80	2.40	2.82	3.58
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class V shares are shown with and without the maximum initial sales charge of 4.75%. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2020)
AAA rating	12.2
AA rating	28.5
A rating	51.9
BBB rating	4.0
BB rating	1.0
Not rated	2.4
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2019 — April 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	983.50	1,020.84	3.99	4.07	0.81
Advisor Class	1,000.00	1,000.00	984.70	1,022.08	2.76	2.82	0.56
Class C	1,000.00	1,000.00	981.30	1,018.60	6.21	6.32	1.26
Institutional Class	1,000.00	1,000.00	984.70	1,022.08	2.76	2.82	0.56
Institutional 3 Class	1,000.00	1,000.00	986.20	1,022.63	2.22	2.26	0.45
Class V	1,000.00	1,000.00	983.90	1,021.33	3.50	3.57	0.71
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2020	5

Portfolio of Investments
April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 93.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 7.2%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Fairfield University
Series 2017R
07/01/2034	4.000%	1,000,000	1,035,000
Quinnipiac University
Series 2016M
07/01/2029	5.000%	1,000,000	1,122,930
Sacred Heart University Issue
Series 2017
07/01/2033	5.000%	300,000	332,301
University of New Haven
Series 2018
07/01/2033	5.000%	500,000	509,075
07/01/2034	5.000%	500,000	507,545
Revenue Bonds
Trinity College
Series 1998F (NPFGC)
07/01/2021	5.500%	185,000	190,650
University of Connecticut
Revenue Bonds
Series 2018A
11/15/2035	5.000%	2,700,000	3,139,344
Total			6,836,845
Hospital 11.8%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Nuvance Health Issue
Series 2019A
07/01/2033	5.000%	400,000	459,888
Revenue Bonds
Bridgeport Hospital
Series 2012D
07/01/2022	5.000%	1,000,000	1,073,110
Hartford Healthcare
Series 2014E
07/01/2034	5.000%	2,360,000	2,538,015
Middlesex Hospital
Series 2011N
07/01/2021	5.000%	1,000,000	1,044,870
Series 2020A
07/01/2036	4.000%	1,045,000	1,081,042
Trinity Health Corp.
Series 2016
12/01/2032	5.000%	2,000,000	2,269,880
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Yale-New Haven Health
Series 2014A
07/01/2031	5.000%	2,500,000	2,768,475
Total			11,235,280
Investor Owned 5.4%
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/2028	4.375%	5,000,000	5,165,050
Joint Power Authority 1.1%
Connecticut Municipal Electric Energy Cooperative
Revenue Bonds
Series 2012A
01/01/2027	5.000%	1,000,000	1,062,850
Local General Obligation 22.1%
City of Bridgeport
Unlimited General Obligation Bonds
Series 2014A (AGM)
07/01/2031	5.000%	1,350,000	1,517,359
Series 2019-A (BAM)
02/01/2036	5.000%	1,000,000	1,181,300
City of Hartford
Unlimited General Obligation Bonds
Series 2011A
04/01/2022	5.250%	1,325,000	1,368,910
City of Middletown
Unlimited General Obligation Bonds
Series 2015
04/01/2026	5.000%	1,000,000	1,213,350
City of Milford
Unlimited General Obligation Refunding Bonds
Series 2017B
11/01/2030	4.000%	450,000	503,330
City of New Britain
Unlimited General Obligation Bonds
Series 2018B (AGM)
09/01/2036	5.250%	720,000	870,250
City of New Haven
Unlimited General Obligation Bonds
Series 2015 (AGM)
09/01/2027	5.000%	1,200,000	1,340,664
Unlimited General Obligation Refunding Bonds
Series 2015B (BAM)
08/15/2027	5.000%	750,000	837,728
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019B AGM
02/01/2030	5.000%	450,000	531,846
City of Norwalk
Unlimited General Obligation Refunding Bonds
Series 2017B
07/01/2026	4.000%	750,000	850,432
City of Waterbury
Unlimited General Obligation Bonds
Lot A
Series 2015 (BAM)
08/01/2031	5.000%	500,000	581,560
08/01/2032	5.000%	500,000	580,740
Series 2020A
02/01/2030	5.000%	500,000	641,425
Metropolitan District (The)
Unlimited General Obligation Bonds
Series 2018
07/15/2034	5.000%	500,000	585,800
Series 2019A
07/15/2033	5.000%	2,500,000	2,985,650
Town of Guilford
Unlimited General Obligation Refunding Bonds
Series 2016A
08/15/2029	4.000%	450,000	507,578
Town of Hamden
Unlimited General Obligation Refunding Bonds
Series 2018A (BAM)
08/15/2030	5.000%	1,000,000	1,205,400
Town of North Haven
Unlimited General Obligation Bonds
Series 2007
07/15/2024	4.750%	1,150,000	1,314,162
07/15/2025	4.750%	1,150,000	1,345,074
Town of Stratford
Unlimited General Obligation Refunding Bonds
Series 2014
12/15/2032	5.000%	600,000	654,240
Town of Trumbull
Unlimited General Obligation Refunding Bonds
Series 2017B
09/01/2030	4.000%	350,000	395,192
Total			21,011,990
Multi-Family 2.2%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance
Series 2009
06/01/2022	5.000%	1,035,000	1,025,333
06/01/2023	5.000%	1,085,000	1,069,192
Total			2,094,525
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pool / Bond Bank 2.6%
State of Connecticut Clean Water Fund - State Revolving Fund
Revenue Bonds
Green Bond
Series 2017A
05/01/2034	5.000%	1,500,000	1,807,110
Green Bonds
Series 2019A
02/01/2035	4.000%	565,000	645,931
Total			2,453,041
Prep School 7.6%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Choate Rosemary Hall Issue
Series 2020
07/01/2037	4.000%	300,000	345,957
07/01/2038	4.000%	310,000	356,822
Taft School Issue
Series 2018-K
07/01/2035	4.000%	1,115,000	1,246,793
Revenue Bonds
Greenwich Academy
Series 2007E (AGM)
03/01/2026	5.250%	2,770,000	3,136,720
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/2027	5.250%	1,670,000	2,088,803
Total			7,175,095
Refunded / Escrowed 7.4%
City of Hartford
Prerefunded 04/01/21 Unlimited General Obligation Bonds
Series 2011A
04/01/2023	5.250%	1,325,000	1,378,994
04/01/2024	5.250%	1,325,000	1,378,994
City of New Britain
Unlimited General Obligation Refunding Bonds
Series 2016A Escrowed to Maturity (BAM)
03/01/2025	5.000%	10,000	11,864
Puerto Rico Highway & Transportation Authority(a)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	895,000	979,237
South Central Connecticut Regional Water Authority
Prerefunded 08/01/22 Revenue Bonds
27th Series 2012
08/01/2029	5.000%	2,945,000	3,223,361
Total			6,972,450

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 1.8%
Connecticut State Health & Educational Facilities Authority(b)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,000,000	884,020
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Covenant Home, Inc.
Series 2018
12/01/2031	5.000%	750,000	784,560
Total			1,668,580
Single Family 6.7%
Connecticut Housing Finance Authority(c)
Refunding Revenue Bonds
Home Mortgage
Series 2019D-2
05/15/2033	3.000%	1,000,000	1,019,420
Series 2020A-2
11/15/2030	2.150%	1,000,000	966,440
05/15/2031	2.200%	1,000,000	966,100
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2019B1
11/15/2033	3.000%	1,000,000	1,036,330
Subordinated Series 2017D-1
11/15/2032	3.200%	1,000,000	1,047,370
Subordinated Series 2018C-1
11/15/2038	3.625%	1,250,000	1,308,612
Total			6,344,272
Special Non Property Tax 4.2%
State of Connecticut Special Tax
Revenue Bonds
Series 2018B
10/01/2035	5.000%	1,000,000	1,149,150
Transportation Infrastructure
Series 2014A
09/01/2025	5.000%	2,500,000	2,820,775
Total			3,969,925
State Appropriated 1.8%
University of Connecticut
Revenue Bonds
Series 2015A
02/15/2029	5.000%	1,500,000	1,724,625
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 4.9%
State of Connecticut
Unlimited General Obligation Bonds
Series 2018A
04/15/2031	5.000%	1,000,000	1,166,840
Series 2018-E
09/15/2033	5.000%	1,000,000	1,157,590
Series 2019A
04/15/2036	5.000%	1,000,000	1,154,730
Series 2020A
01/15/2030	5.000%	1,000,000	1,208,880
Total			4,688,040
Water & Sewer 6.8%
Greater New Haven Water Pollution Control Authority
Refunding Revenue Bonds
Series 2014B
08/15/2031	5.000%	1,000,000	1,139,970
Series 2016A
11/15/2029	4.000%	500,000	561,325
11/15/2030	4.000%	400,000	446,288
11/15/2031	4.000%	100,000	110,658
11/15/2032	4.000%	440,000	483,111
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/2022	5.250%	1,370,000	1,499,712
08/01/2023	5.250%	500,000	566,575
29th Series 2014
08/01/2025	5.000%	500,000	558,865
32nd Series 2016B
08/01/2035	4.000%	1,000,000	1,074,710
Total			6,441,214
Total Municipal Bonds (Cost $86,265,684)			88,843,782

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Money Market Funds 5.5%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.164%(d)	229,552	229,529
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.180%(d)	4,949,809	4,949,809
Total Money Market Funds (Cost $5,179,361)		5,179,338
Total Investments in Securities (Cost: $91,445,045)		94,023,120
Other Assets & Liabilities, Net		860,177
Net Assets		94,883,297
Notes to Portfolio of Investments
(a)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2020, the total value of these securities amounted to $979,237, which represents 1.03% of total net assets.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2020, the total value of these securities amounted to $884,020, which represents 0.93% of total net assets.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	The rate shown is the seven-day current annualized yield at April 30, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
April 30, 2020 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Municipal Bonds	—	88,843,782	—	88,843,782
Money Market Funds	5,179,338	—	—	5,179,338
Total Investments in Securities	5,179,338	88,843,782	—	94,023,120
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2020

Statement of Assets and Liabilities
April 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $91,445,045)	$94,023,120
Receivable for:
Capital shares sold	84,865
Interest	1,021,187
Expense reimbursement due from Investment Manager	325
Prepaid expenses	125
Trustees’ deferred compensation plan	61,290
Other assets	2,417
Total assets	95,193,329
Liabilities
Due to custodian	170
Payable for:
Capital shares purchased	28,313
Distributions to shareholders	193,194
Management services fees	1,218
Distribution and/or service fees	123
Transfer agent fees	10,219
Compensation of board members	759
Compensation of chief compliance officer	3
Other expenses	14,743
Trustees’ deferred compensation plan	61,290
Total liabilities	310,032
Net assets applicable to outstanding capital stock	$94,883,297
Represented by
Paid in capital	92,329,691
Total distributable earnings (loss)	2,553,606
Total - representing net assets applicable to outstanding capital stock	$94,883,297
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2020	11

Statement of Assets and Liabilities  (continued)
April 30, 2020 (Unaudited)
Class A
Net assets	$7,642,429
Shares outstanding	735,922
Net asset value per share	$10.38
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.70
Advisor Class
Net assets	$939,773
Shares outstanding	90,611
Net asset value per share	$10.37
Class C
Net assets	$1,787,243
Shares outstanding	172,113
Net asset value per share	$10.38
Institutional Class
Net assets	$75,446,891
Shares outstanding	7,268,001
Net asset value per share	$10.38
Institutional 3 Class
Net assets	$155,768
Shares outstanding	14,967
Net asset value per share	$10.41
Class V
Net assets	$8,911,193
Shares outstanding	859,364
Net asset value per share	$10.37
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$10.89
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2020

Statement of Operations
Six Months Ended April 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$15,085
Interest	1,585,298
Total income	1,600,383
Expenses:
Management services fees	235,906
Distribution and/or service fees
Class A	9,655
Class C	9,417
Class V	6,828
Transfer agent fees
Class A	4,841
Advisor Class	541
Class C	1,180
Institutional Class	50,530
Institutional 3 Class	11
Class V	5,706
Compensation of board members	7,451
Custodian fees	446
Printing and postage fees	5,227
Registration fees	4,821
Audit fees	14,660
Legal fees	1,111
Compensation of chief compliance officer	19
Other	5,281
Total expenses	363,631
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(59,608)
Fees waived by distributor
Class C	(2,823)
Total net expenses	301,200
Net investment income	1,299,183
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	101,889
Net realized gain	101,889
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(2,969,407)
Net change in unrealized appreciation (depreciation)	(2,969,407)
Net realized and unrealized loss	(2,867,518)
Net decrease in net assets resulting from operations	$(1,568,335)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2020	13

Statement of Changes in Net Assets
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations
Net investment income	$1,299,183	$2,673,118
Net realized gain	101,889	76,184
Net change in unrealized appreciation (depreciation)	(2,969,407)	4,720,534
Net increase (decrease) in net assets resulting from operations	(1,568,335)	7,469,836
Distributions to shareholders
Net investment income and net realized gains
Class A	(92,081)	(206,881)
Advisor Class	(11,367)	(18,856)
Class C	(18,198)	(47,272)
Institutional Class	(1,062,897)	(2,213,310)
Institutional 3 Class	(1,533)	(301)
Class V	(113,107)	(261,499)
Total distributions to shareholders	(1,299,183)	(2,748,119)
Decrease in net assets from capital stock activity	(3,538,501)	(3,359,046)
Total increase (decrease) in net assets	(6,406,019)	1,362,671
Net assets at beginning of period	101,289,316	99,926,645
Net assets at end of period	$94,883,297	$101,289,316
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2020

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2020 (Unaudited)		October 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	28,305	302,599	127,282	1,321,971
Distributions reinvested	5,892	62,856	13,152	138,360
Redemptions	(38,645)	(412,799)	(85,664)	(904,494)
Net increase (decrease)	(4,448)	(47,344)	54,770	555,837
Advisor Class
Subscriptions	23,333	250,000	41,052	425,066
Distributions reinvested	1,056	11,238	1,765	18,573
Redemptions	(8,807)	(93,438)	(2,993)	(30,939)
Net increase	15,582	167,800	39,824	412,700
Class C
Subscriptions	11,841	127,456	35,619	380,579
Distributions reinvested	1,573	16,783	4,150	43,569
Redemptions	(32,052)	(339,485)	(76,601)	(807,446)
Net decrease	(18,638)	(195,246)	(36,832)	(383,298)
Institutional Class
Subscriptions	631,417	6,717,510	1,783,284	18,733,992
Distributions reinvested	10,759	114,706	19,969	210,214
Redemptions	(993,066)	(10,446,640)	(2,139,366)	(22,105,242)
Net decrease	(350,890)	(3,614,424)	(336,113)	(3,161,036)
Institutional 3 Class
Subscriptions	14,018	150,000	—	—
Distributions reinvested	131	1,395	—	—
Redemptions	(130)	(1,395)	—	—
Net increase	14,019	150,000	—	—
Class V
Subscriptions	1,098	11,693	3,350	35,102
Distributions reinvested	6,076	64,727	13,915	146,102
Redemptions	(7,116)	(75,707)	(91,918)	(964,453)
Net increase (decrease)	58	713	(74,653)	(783,249)
Total net decrease	(344,317)	(3,538,501)	(353,004)	(3,359,046)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2020	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2020 (Unaudited)	$10.68	0.13	(0.30)	(0.17)	(0.13)	—	(0.13)
Year Ended 10/31/2019	$10.16	0.27	0.53	0.80	(0.28)	—	(0.28)
Year Ended 10/31/2018	$10.56	0.27	(0.37)	(0.10)	(0.28)	(0.02)	(0.30)
Year Ended 10/31/2017	$10.86	0.29	(0.26)	0.03	(0.29)	(0.04)	(0.33)
Year Ended 10/31/2016	$10.91	0.29	(0.03)	0.26	(0.29)	(0.02)	(0.31)
Year Ended 10/31/2015	$11.06	0.30	(0.13)	0.17	(0.30)	(0.02)	(0.32)
Advisor Class
Six Months Ended 4/30/2020 (Unaudited)	$10.67	0.14	(0.30)	(0.16)	(0.14)	—	(0.14)
Year Ended 10/31/2019	$10.15	0.30	0.53	0.83	(0.31)	—	(0.31)
Year Ended 10/31/2018	$10.54	0.30	(0.37)	(0.07)	(0.30)	(0.02)	(0.32)
Year Ended 10/31/2017	$10.84	0.31	(0.26)	0.05	(0.31)	(0.04)	(0.35)
Year Ended 10/31/2016	$10.90	0.32	(0.04)	0.28	(0.32)	(0.02)	(0.34)
Year Ended 10/31/2015	$11.05	0.33	(0.13)	0.20	(0.33)	(0.02)	(0.35)
Class C
Six Months Ended 4/30/2020 (Unaudited)	$10.68	0.10	(0.30)	(0.20)	(0.10)	—	(0.10)
Year Ended 10/31/2019	$10.16	0.23	0.52	0.75	(0.23)	—	(0.23)
Year Ended 10/31/2018	$10.55	0.23	(0.37)	(0.14)	(0.23)	(0.02)	(0.25)
Year Ended 10/31/2017	$10.86	0.24	(0.27)	(0.03)	(0.24)	(0.04)	(0.28)
Year Ended 10/31/2016	$10.91	0.24	(0.03)	0.21	(0.24)	(0.02)	(0.26)
Year Ended 10/31/2015	$11.06	0.25	(0.13)	0.12	(0.25)	(0.02)	(0.27)
Institutional Class
Six Months Ended 4/30/2020 (Unaudited)	$10.68	0.14	(0.30)	(0.16)	(0.14)	—	(0.14)
Year Ended 10/31/2019	$10.16	0.30	0.53	0.83	(0.31)	—	(0.31)
Year Ended 10/31/2018	$10.55	0.30	(0.37)	(0.07)	(0.30)	(0.02)	(0.32)
Year Ended 10/31/2017	$10.86	0.31	(0.27)	0.04	(0.31)	(0.04)	(0.35)
Year Ended 10/31/2016	$10.91	0.32	(0.03)	0.29	(0.32)	(0.02)	(0.34)
Year Ended 10/31/2015	$11.06	0.33	(0.13)	0.20	(0.33)	(0.02)	(0.35)
Institutional 3 Class
Six Months Ended 4/30/2020 (Unaudited)	$10.70	0.14	(0.28)	(0.14)	(0.15)	—	(0.15)
Year Ended 10/31/2019	$10.18	0.31	0.53	0.84	(0.32)	—	(0.32)
Year Ended 10/31/2018	$10.58	0.31	(0.37)	(0.06)	(0.32)	(0.02)	(0.34)
Year Ended 10/31/2017(f)	$10.55	0.21	0.03(g)	0.24	(0.21)	—	(0.21)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2020 (Unaudited)	$10.38	(1.65%)	0.92%(c)	0.81%(c)	2.39%(c)	10%	$7,642
Year Ended 10/31/2019	$10.68	7.95%	0.93%	0.80%(d)	2.59%	12%	$7,910
Year Ended 10/31/2018	$10.16	(0.97%)	0.92%	0.81%(d)	2.63%	13%	$6,967
Year Ended 10/31/2017	$10.56	0.28%	0.93%(e)	0.77%(d),(e)	2.71%	6%	$6,424
Year Ended 10/31/2016	$10.86	2.40%	0.98%	0.81%(d)	2.64%	12%	$10,952
Year Ended 10/31/2015	$10.91	1.60%	0.99%	0.81%(d)	2.76%	6%	$8,090
Advisor Class
Six Months Ended 4/30/2020 (Unaudited)	$10.37	(1.53%)	0.68%(c)	0.56%(c)	2.64%(c)	10%	$940
Year Ended 10/31/2019	$10.67	8.23%	0.68%	0.55%(d)	2.84%	12%	$801
Year Ended 10/31/2018	$10.15	(0.63%)	0.67%	0.56%(d)	2.89%	13%	$357
Year Ended 10/31/2017	$10.54	0.54%	0.66%(e)	0.51%(d),(e)	2.96%	6%	$511
Year Ended 10/31/2016	$10.84	2.56%	0.73%	0.56%(d)	2.89%	12%	$1,376
Year Ended 10/31/2015	$10.90	1.86%	0.74%	0.56%(d)	3.04%	6%	$1,279
Class C
Six Months Ended 4/30/2020 (Unaudited)	$10.38	(1.87%)	1.67%(c)	1.26%(c)	1.93%(c)	10%	$1,787
Year Ended 10/31/2019	$10.68	7.47%	1.68%	1.25%(d)	2.15%	12%	$2,038
Year Ended 10/31/2018	$10.16	(1.32%)	1.67%	1.26%(d)	2.17%	13%	$2,312
Year Ended 10/31/2017	$10.55	(0.27%)	1.68%(e)	1.23%(d),(e)	2.26%	6%	$3,914
Year Ended 10/31/2016	$10.86	1.94%	1.73%	1.26%(d)	2.20%	12%	$5,742
Year Ended 10/31/2015	$10.91	1.14%	1.74%	1.26%(d)	2.32%	6%	$6,574
Institutional Class
Six Months Ended 4/30/2020 (Unaudited)	$10.38	(1.53%)	0.67%(c)	0.56%(c)	2.64%(c)	10%	$75,447
Year Ended 10/31/2019	$10.68	8.22%	0.68%	0.55%(d)	2.83%	12%	$81,364
Year Ended 10/31/2018	$10.16	(0.63%)	0.67%	0.56%(d)	2.87%	13%	$80,804
Year Ended 10/31/2017	$10.55	0.44%	0.68%(e)	0.53%(d),(e)	2.95%	6%	$100,370
Year Ended 10/31/2016	$10.86	2.66%	0.73%	0.56%(d)	2.90%	12%	$131,129
Year Ended 10/31/2015	$10.91	1.85%	0.74%	0.56%(d)	3.02%	6%	$129,107
Institutional 3 Class
Six Months Ended 4/30/2020 (Unaudited)	$10.41	(1.38%)	0.58%(c)	0.45%(c)	2.79%(c)	10%	$156
Year Ended 10/31/2019	$10.70	8.32%	0.57%	0.45%	2.94%	12%	$10
Year Ended 10/31/2018	$10.18	(0.61%)	0.57%	0.45%	2.99%	13%	$10
Year Ended 10/31/2017(f)	$10.58	2.31%	0.56%(c)	0.45%(c)	3.02%(c)	6%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2020	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class V
Six Months Ended 4/30/2020 (Unaudited)	$10.67	0.13	(0.30)	(0.17)	(0.13)	—	(0.13)
Year Ended 10/31/2019	$10.15	0.28	0.53	0.81	(0.29)	—	(0.29)
Year Ended 10/31/2018	$10.54	0.28	(0.36)	(0.08)	(0.29)	(0.02)	(0.31)
Year Ended 10/31/2017	$10.85	0.30	(0.27)	0.03	(0.30)	(0.04)	(0.34)
Year Ended 10/31/2016	$10.90	0.30	(0.03)	0.27	(0.30)	(0.02)	(0.32)
Year Ended 10/31/2015	$11.05	0.31	(0.12)	0.19	(0.32)	(0.02)	(0.34)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Class V
10/31/2017	0.04%	0.05%	0.03%	0.03%	0.03%

(f)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(g)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class V
Six Months Ended 4/30/2020 (Unaudited)	$10.37	(1.61%)	0.82%(c)	0.71%(c)	2.49%(c)	10%	$8,911
Year Ended 10/31/2019	$10.67	8.06%	0.83%	0.70%(d)	2.69%	12%	$9,167
Year Ended 10/31/2018	$10.15	(0.78%)	0.82%	0.71%(d)	2.73%	13%	$9,477
Year Ended 10/31/2017	$10.54	0.28%	0.83%(e)	0.68%(d),(e)	2.80%	6%	$10,456
Year Ended 10/31/2016	$10.85	2.50%	0.88%	0.71%(d)	2.75%	12%	$11,536
Year Ended 10/31/2015	$10.90	1.72%	0.89%	0.71%(d)	2.87%	6%	$11,823
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2020	19

Notes to Financial Statements
April 30, 2020 (Unaudited)
Note 1. Organization
Columbia Connecticut Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class and Institutional 3 Class are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
20	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2020 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended April 30, 2020, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 3 Class	0.02
Class V	0.13
22	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2020, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended April 30, 2020, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	1,813
Class C	—	1.00(b)	—
Class V	4.75	0.50 - 1.00(c)	—

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through February 28, 2021
Class A	0.81%
Advisor Class	0.56
Class C	1.56
Institutional Class	0.56
Institutional 3 Class	0.45
Class V	0.71
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
91,445,000	3,424,000	(846,000)	2,578,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2019, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(80,644)	(23,400)	(104,044)
24	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $9,490,394 and $12,447,188, respectively, for the six months ended April 30, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2020.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended April 30, 2020.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The coronavirus disease 2019 (COVID-19) public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
26	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
April 30, 2020 (Unaudited)
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of its employees and to assure the continuity of its business operations, the Investment Manager and its affiliates have implemented a work from home protocol for virtually all of its employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. The Investment Manager’s operations teams seek to operate without significant disruptions in service. Its pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. The Fund cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of the Investment Manager, its employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At April 30, 2020, one unaffiliated shareholder of record owned 72.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2020	27

Columbia Connecticut Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR131_10_K01_(06/20)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Series Trust I
By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	June 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	June 22, 2020
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	June 22, 2020
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	June 22, 2020